Document and Entity Information	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	TENGION INC	TENGION INC
Entity Central Index Key	0001296391	0001296391
Current Fiscal Year End Date	--12-31	--12-31
Entity Well-known Seasoned Issuer	No	No
Entity Voluntary Filers	No	No
Entity Current Reporting Status	Yes	Yes
Entity Filer Category	Smaller Reporting Company	Smaller Reporting Company
Document Fiscal Year Focus	2013	2012
Document Fiscal Period Focus	Q2	FY
Document Type	S-1/A	S-1/A
Amendment Flag	false	false
Document Period End Date	Jun 30, 2013	Dec 31, 2012

Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents, including $1,194 of cash as of December 31, 2011 collateralizing letters of credit (Note 16)	$ 7,536	$ 9,244
Short-term investments	0	6,066
Restricted cash	1,000	0
Prepaid expenses and other	360	408
Total current assets	8,896	15,718
Property and equipment, net of accumulated depreciation of $12,622 and $13,072 as of December 31, 2011 and 2012, respectively	612	1,021
Other assets	2,927	1,078
Total assets	12,435	17,817
Current liabilities:
Current portion of long-term debt, net of debt discount of $157 as of December 31, 2012	1,786	2,205
Current portion of lease liability	536	739
Accounts payable	644	829
Accrued compensation and benefits	716	2,354
Accrued expenses	1,454	437
Derivative liability	2,449	0
Warrant liability	6,178	2,511
Total current liabilities	13,763	9,075
Long-term debt and embedded derivative, net of debt discount of $7,515 as of December 31, 2012	9,483	2,782
Lease liability	524	943
Other liabilities	8	2
Total liabilities	23,778	12,802
Commitments and contingencies (Note 16)	0	0
Stockholders' equity (deficit):
Preferred stock, $0.001 par value; 10,000 shares authorized; zero shares issued or outstanding at December 31, 2011 and 2012, respectively	0	0
Common stock, $0.001 par value; 750,000 shares authorized; 2,381 and 2,449 shares issued and outstanding at December 31, 2011 and 2012, respectively	2	2
Additional paid-in capital	235,828	235,257
Deficit accumulated during the development stage	(247,173)	(230,244)
Total stockholders' equity (deficit)	(11,343)	5,015
Total liabilities and stockholders' equity (deficit)	$ 12,435	$ 17,817

Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Collateralizing letters of credit			$ 1,194
Accumulated depreciation, property and equipment	13,218	13,072	12,622
Current liabilities:
Current portion of long-term debt, debt discount	131	157
Long-term debt, debt discount	$ 9,923	$ 7,515
Stockholders equity:
Preferred stock, par value ( in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	10,000	10,000	10,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	750,000	750,000	750,000
Common stock, shares issued (in shares)	3,387	2,449	2,381
Common stock, shares outstanding (in shares)	3,387	2,449	2,381

Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended			12 Months Ended									66 Months Ended	114 Months Ended	120 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2003	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2008	Dec. 31, 2012	Jun. 30, 2013
Statements of Operations [Abstract]
Revenue	$ 0	$ 0	$ 0	$ 0		$ 0	$ 0									$ 0	$ 0
Operating expenses:
Research and development	2,480	2,789	4,660	5,483		10,103	13,293									127,960	132,620
General and administrative	1,445	1,438	3,295	2,819		5,496	7,191									47,389	50,684
Depreciation	62	115	145	251		456	3,141								10,212	23,608	23,753
Impairment of property and equipment	0	0	0	0		0	7,371								0	7,371	7,371
Other expense	91	44	121	92		165	1,705									1,870	1,991
Total operating expenses	(4,078)	(4,386)	(8,221)	(8,645)		(16,220)	(32,701)									(208,198)	(216,419)
Interest income	2	4	7	11		27	53									8,539	8,546
Interest expense	(1,830)	(151)	(3,257)	(325)		(2,957)	(849)									(17,846)	(21,103)
Change in fair value of embedded derivative and derivative liability	(4,104)	0	(4,438)	0		944	0								0	944	(3,494)
Change in fair value of warrant liability	(1,925)	1,214	(1,800)	691		1,277	14,436								47	17,775	15,975
Net loss attributable to common stockholders	$ (11,935)	$ (3,319)	$ (17,709)	$ (8,268)	$ (1,032)	$ (16,929)	$ (19,061)	$ (25,600)	$ (29,845)	$ (42,393)	$ (30,988)	$ (20,873)	$ (9,627)	$ (2,438)	$ (107,351)	$ (198,786)	$ (216,495)
Basic and diluted net loss attributable to common stockholders per share (in dollars per share)	$ (3.59)	$ (1.4)	$ (5.84)	$ (3.49)		$ (7.13)	$ (8.82)
Weighted-average common stock outstanding - basic and diluted (in shares)	3,325	2,373	3,034	2,371		2,374	2,162

Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data, unless otherwise specified	Redeemable Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Deferred Compensation [Member]	Deficit Accumulated During the Development Stage [Member]	Total
Balance at Jul. 09, 2003	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Jul. 09, 2003	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock to initial stockholder	0	0	0	0	0	0
Issuance of common stock to initial stockholder (in shares)	0	138,000
Effect of June 12 reverse stock split (see Note 3)	0	0	0	0	0	0
Effect of June 12 reverse stock split (see Note 3) (in shares)	0	(124,000)
Net loss	0	0	0	0	(1,032)	(1,032)
Balance at Dec. 31, 2003	0	0	0	0	(1,032)	(1,032)
Balance (in shares) at Dec. 31, 2003	0	14,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	0	0	0	0	(2,438)	(2,438)
Issuance of Series A Redeemable Convertible Preferred stock, net of expenses	30,126	0	0	0	0	0
Issuance of Series A Redeemable Convertible Preferred stock, net of expenses (in shares)	18,741,000	0
Conversion of notes payable, including interest	3,562	0	0	0	0	0
Conversion of notes payable, including interest (in shares)	2,203,000	0
Issuance of restricted common stock to employees and nonemployees	0	1	336	(336)	0	1
Issuance of restricted common stock to employees and nonemployees (in shares)	0	24,000
Issuance of common stock to consultants	0	0	21	0	0	21
Issuance of common stock to consultants (in shares)	0	14,000
Issuance of common stock to convertible noteholders	0	0	67	0	0	67
Issuance of common stock to convertible noteholders (in shares)	0	9,000
Issuance of options to purchase common stock to consultants for services rendered	0	0	14	(14)	0	0
Amortization of deferred compensation	0	0	0	23	0	23
Change in value of restricted common stock subject to vesting	0	0	11	(11)	0	0
Accretion of redeemable convertible preferred stock to redemption value	1,035	0	0	0	(1,035)	(1,035)
Balance at Dec. 31, 2004	34,723	1	449	(338)	(4,505)	(4,393)
Balance (in shares) at Dec. 31, 2004	20,944,000	61,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	0	0	0	0	(9,627)	(9,627)
Issuance of Series A Redeemable Convertible Preferred stock, net of expenses	5,223	0	0	0	0	0
Issuance of Series A Redeemable Convertible Preferred stock, net of expenses (in shares)	3,247,000	0
Issuance of restricted common stock to employees and nonemployees	0	0	140	(139)	0	1
Issuance of restricted common stock to employees and nonemployees (in shares)	0	6,000
Issuance of warrants to purchase preferred stock to noteholders	0	0	681	0	0	681
Issuance of options to purchase common stock to consultants for services rendered	0	0	7	(7)	0	0
Amortization of deferred compensation	0	0	0	111	0	111
Accretion of redeemable convertible preferred stock to redemption value	3,164	0	0	0	(3,164)	(3,164)
Balance at Dec. 31, 2005	43,110	1	1,277	(373)	(17,296)	(16,391)
Balance (in shares) at Dec. 31, 2005	24,191,000	67,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	0	0	0	0	(20,873)	(20,873)
Issuance of Series B Redeemable Convertible Preferred stock, net of expenses	50,040	0	0	0	0	0
Issuance of Series B Redeemable Convertible Preferred stock, net of expenses (in shares)	27,637,000	0
Issuance of restricted common stock to employees	0	0	0	0	0	0
Issuance of restricted common stock to employees (in shares)	0	0
Issuance of common stock upon exercise of options	0	0	9	0	0	9
Issuance of common stock upon exercise of options (in shares)	0	0
Repurchased nonvested restricted stock	0	0	0	0	0	0
Repurchased nonvested restricted stock (in shares)	0	(1,000)
Reclassification of deferred compensation	0	0	(373)	373	0	0
Reclassification of warrants to purchase preferred stock	0	0	(681)	0	0	(681)
Stock-based compensation expense	0	0	400	0	0	400
Accretion of redeemable convertible preferred stock to redemption value	5,640	0	0	0	(5,640)	(5,640)
Balance at Dec. 31, 2006	98,790	1	632	0	(43,809)	(43,176)
Balance (in shares) at Dec. 31, 2006	51,828,000	66,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	0	0	0	0	(30,988)	(30,988)
Issuance of Series C Redeemable Convertible Preferred stock, net of expenses	33,219	0	0	0	0	0
Issuance of Series C Redeemable Convertible Preferred stock, net of expenses (in shares)	18,333,000	0
Issuance of common stock upon exercise of options	0	0	60	0	0	60
Issuance of common stock upon exercise of options (in shares)	0	3,000
Repurchased vested restricted stock	0	0	(94)	0	0	(94)
Repurchased vested restricted stock (in shares)	0	(1,000)
Stock-based compensation expense	0	0	664	0	0	664
Accretion of redeemable convertible preferred stock to redemption value	8,742	0	0	0	(8,742)	(8,742)
Balance at Dec. 31, 2007	140,751	1	1,262	0	(83,539)	(82,276)
Balance (in shares) at Dec. 31, 2007	70,161,000	68,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	0	0	0	0	(42,393)	(42,393)
Issuance of Series C Redeemable Convertible Preferred stock, net of expenses	21,352	0	0	0	0	0
Issuance of Series C Redeemable Convertible Preferred stock, net of expenses (in shares)	11,793,000	0
Issuance of common stock upon exercise of options	0	0	28	0	0	28
Issuance of common stock upon exercise of options (in shares)	0	0
Repurchased vested restricted stock	0	0	0	0	0	0
Repurchased vested restricted stock (in shares)	0	0
Stock-based compensation expense	0	0	1,317	0	0	1,317
Accretion of redeemable convertible preferred stock to redemption value	11,754	0	0	0	(11,754)	(11,754)
Balance at Dec. 31, 2008	173,857	1	2,607	0	(137,686)	(135,078)
Balance (in shares) at Dec. 31, 2008	81,954,000	68,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	0	0	0	0	(29,845)	(29,845)
Issuance of common stock upon exercise of options	0	0	54	0	0	54
Issuance of common stock upon exercise of options (in shares)	0	2,000
Stock-based compensation expense	0	0	855	0	0	855
Accretion of redeemable convertible preferred stock to redemption value	14,059	0	0	0	(14,059)	(14,059)
Balance at Dec. 31, 2009	187,916	1	3,516	0	(181,590)	(178,073)
Balance (in shares) at Dec. 31, 2009	81,954,000	70,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	0	0	0	0	(25,600)	(25,600)
Issuance of common stock upon exercise of options	0	0	14	0	0	14
Issuance of common stock upon exercise of options (in shares)	0	3,000
Stock-based compensation expense	0	0	953	0	0	953
Accretion of redeemable convertible preferred stock to redemption value	3,993	0	0	0	(3,993)	(3,993)
Conversion of preferred stock to common stock	(191,909)	0	191,909	0	0	191,909
Conversion of preferred stock to common stock (in shares)	(81,954,000)	566,000
Conversion of preferred stock warrants to common stock warrants	0	0	123	0	0	123
Proceeds from initial public offering, net of expenses	0	0	25,727	0	0	25,727
Proceeds from initial public offering, net of expenses (in shares)	0	600,000
Balance at Dec. 31, 2010	0	1	222,242	0	(211,183)	11,060
Balance (in shares) at Dec. 31, 2010	0	1,239,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	0	0	0	0	(19,061)	(19,061)
Proceeds from equity financing, net of expenses	0	1	28,940	0	0	28,941
Proceeds from equity financing, net of expenses (in shares)	0	1,108,000
Issuance of warrants to purchase common stock issued in connection with equity financing	0	0	(16,947)	0	0	(16,947)
Issuance of restricted common stock to employees		0	0		0	0
Issuance of restricted common stock to employees (in shares)		31,000
Issuance of common stock upon exercise of options	0	0	83	0	0	83
Issuance of common stock upon exercise of options (in shares)	0	18,000
Issuance of restricted stock to employees	0	0	0	0	0	0
Issuance of restricted stock to employees (in shares)	0	31,000
Cancellation of restricted stock to employees	0	0	0	0	0	0
Cancellation of restricted stock to employees (in shares)	0	(15,000)
Issuance of warrants to purchase common stock in connection with debt financing	0	0	105	0	0	105
Stock-based compensation expense	0	0	834	0	0	834
Conversion of notes payable, including interest						0
Conversion of preferred stock to common stock						0
Conversion of preferred stock warrants to common stock warrants						0
Balance at Dec. 31, 2011	0	2	235,257	0	(230,244)	5,015
Balance (in shares) at Dec. 31, 2011	0	2,381,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	0	0	0	0	(16,929)	(16,929)
Issuance of restricted common stock to employees		0	0		0	0
Issuance of restricted common stock to employees (in shares)		68,000
Issuance of common stock upon exercise of options	0	0	10	0	0	10
Issuance of common stock upon exercise of options (in shares)	0	3,000
Issuance of restricted stock to employees	0	0	0	0	0	0
Issuance of restricted stock to employees (in shares)	0	68,000
Cancellation of restricted stock to employees	0	0	(5)	0	0	(5)
Cancellation of restricted stock to employees (in shares)	0	(3,000)
Stock-based compensation expense	0	0	566	0	0	566
Conversion of notes payable, including interest						0
Conversion of preferred stock to common stock						0
Conversion of preferred stock warrants to common stock warrants						0
Balance at Dec. 31, 2012	0	2	235,828	0	(247,173)	(11,343)
Balance (in shares) at Dec. 31, 2012	0	2,449,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss			0		(17,709)	(17,709)
Cancellation of restricted stock to employees		0	(7)		0	(7)
Cancellation of restricted stock to employees (in shares)		(6,000)
Stock-based compensation expense			276		0	276
Conversion of notes payable, including interest						0
Conversion of preferred stock to common stock						0
Conversion of preferred stock warrants to common stock warrants						15
Balance at Jun. 30, 2013		$ 3	$ 248,369		$ (264,882)	$ (16,510)
Balance (in shares) at Jun. 30, 2013		3,387,000

Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (Parenthetical) (USD $)	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (unaudited) [Abstract]
Series A Redeemable Convertible Preferred stock, value per share (in dollars per share)				$ 1.62	$ 1.62	$ 1.62
Restricted common stock issued to employees and nonemployees, value per share (in dollars per share)				$ 2.32	$ 2.32
Series B Redeemable Convertible Preferred stock, value per share (in dollars per share)			$ 1.82	$ 1.82
Series C Redeemable Convertible Preferred stock, value per share (in dollars per share)	$ 1.82	$ 1.82	$ 1.82

Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended		66 Months Ended	114 Months Ended	120 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	Dec. 31, 2012	Jun. 30, 2013
Cash flows from operating activities:
Net loss	$ (17,709)	$ (8,268)	$ (16,929)	$ (19,061)	$ (107,351)	$ (198,786)	$ (216,495)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	145	251	456	3,141	10,212	23,608	23,753
Change in fair value of embedded derivative and derivative liability	4,438	0	(944)	0	0	(944)	3,494
Change in fair value of warrant liability	1,800	(691)	(1,277)	(14,436)	(47)	(17,775)	(15,975)
Charge related to lease liability	231	92	165	1,705	0	1,870	2,101
Loss on disposition of property and equipment	0	0	0	0	16	119	119
Impairment of property and equipment	0	0	0	7,371	0	7,371	7,371
Amortization of net discount on short-term investments	0	0	0	0	(149)	(149)	(149)
Noncash interest expense	2,312	57	1,614	162	1,601	4,162	6,474
Noncash rent (income) expense	2	4	7	(24)	218	224	226
Stock-based compensation expense	276	288	566	834	2,536	5,745	6,021
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(127)	(123)	(1,070)	(802)	(760)	(2,698)	(2,825)
Accounts payable	1,313	(328)	(252)	(283)	815	618	1,931
Accrued expenses and other	(383)	(1,831)	(1,797)	(495)	4,021	966	583
Net cash used in operating activities	(7,702)	(10,549)	(19,461)	(21,888)	(88,888)	(175,669)	(183,371)
Cash flows from investing activities:
Purchases of short-term investments	0	0	0	(13,066)	(260,565)	(324,508)	(324,508)
Increase in restricted cash	1,000	0	(1,000)	0	0	(1,000)	0
Sales and redemptions of short-term investments	0	6,066	6,066	7,000	256,057	324,657	324,657
Cash paid for property and equipment	(2)	(4)	(48)	(81)	(31,152)	(31,722)	(31,724)
Proceeds from the sale of property and equipment	0	0	0	0	4	11	11
Net cash (used in) provided by investing activities	998	6,062	5,018	(6,147)	(35,656)	(32,562)	(31,564)
Cash flows from financing activities:
Proceeds from sale of redeemable convertible preferred stock, net	0	0	0	0	139,960	139,960	139,960
Proceeds from sales of common stock and warrants, net	195	6	5	29,023	99	54,922	55,117
Repurchases of common stock	0	0	0	0	(94)	(94)	(94)
Proceeds from long-term debt, net of issuance costs	12,846	0	14,196	4,908	33,768	53,713	66,559
Payments on long-term debt	0	(1,074)	(1,466)	(8,624)	(3,245)	(32,734)	(32,734)
Net cash provided by financing activities	13,041	(1,068)	12,735	25,307	170,488	215,767	228,808
Net (decrease) increase in cash and cash equivalents	6,337	(5,555)	(1,708)	(2,728)	45,944	7,536	13,873
Cash and cash equivalents, beginning of period	7,536	9,244	9,244	11,972	0	0	0
Cash and cash equivalents, end of period	$ 13,873	$ 3,689	$ 7,536	$ 9,244	$ 45,944	$ 7,536	$ 13,873

Balance Sheets (unaudited) - Q2 (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Jul. 09, 2003
Current assets:
Cash and cash equivalents	$ 13,873	$ 7,536	$ 3,689	$ 9,244	$ 11,972		$ 45,944						$ 0
Restricted cash	0	1,000		0
Receivables related to Celgene and financing transactions	20,626	0
Prepaid expenses and other	476	360		408
Total current assets	34,975	8,896		15,718
Property and equipment, net of accumulated depreciation of $13,072 and $13,218 as of December 31, 2012 and June 30, 2013, respectively	467	612		1,021
Other assets	3,528	2,927		1,078
Total assets	38,970	12,435		17,817
Current liabilities:
Current portion of long-term debt, net of debt discount of $157 and $131 as of December 31, 2012 and June 30, 2013, respectively	3,530	1,786		2,205
Current portion of lease liability	531	536		739
Accounts payable	1,889	644		829
Accrued compensation and benefits	427	716		2,354
Accrued expenses	2,683	1,454		437
Derivative liability	0	2,449		0
Warrant liability	21,010	6,178		2,511
Total current liabilities	30,070	13,763		9,075
Long-term debt and embedded derivative, net of debt discount of $7,515 and $9,923 as of December 31, 2012 and June 30, 2013, respectively	24,980	9,483		2,782
Lease liability	419	524		943
Other liabilities	11	8		2
Total liabilities	55,480	23,778		12,802
Commitments and contingencies (Note 14)	0	0		0
Stockholders' deficit:
Preferred stock, $0.001 par value; 10,000 shares authorized; zero shares issued or outstanding at December 31, 2012 and June 30, 2013	0	0		0
Common stock, $0.001 par value; 750,000 shares authorized; 2,449 and 3,387 shares issued and outstanding at December 31, 2012 and June 30 2013, respectively	3	2		2
Additional paid-in capital	248,369	235,828		235,257
Deficit accumulated during the development stage	(264,882)	(247,173)		(230,244)
Total stockholders' deficit	(16,510)	(11,343)		5,015	11,060	(178,073)	(135,078)	(82,276)	(43,176)	(16,391)	(4,393)	(1,032)	0
Total liabilities and stockholders' deficit	$ 38,970	$ 12,435		$ 17,817

Balance Sheets (unaudited) - Q2 (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Accumulated depreciation, property and equipment	$ 13,218	$ 13,072	$ 12,622
Current liabilities:
Current portion of long-term debt, debt discount	131	157
Long-term debt, debt discount	$ 9,923	$ 7,515
Stockholders equity:
Preferred stock, par value ( in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	10,000	10,000	10,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	750,000	750,000	750,000
Common stock, shares issued (in shares)	3,387	2,449	2,381
Common stock, shares outstanding (in shares)	3,387	2,449	2,381

Statements of Operations and Comprehensive Loss (unaudited) - Q2 (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		120 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
Statements of Operations [Abstract]
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0
Operating expenses:
Research and development	2,480	2,789	4,660	5,483	132,620
General and administrative	1,445	1,438	3,295	2,819	50,684
Depreciation	62	115	145	251	23,753
Impairment of property and equipment	0	0	0	0	7,371
Other expense, net	91	44	121	92	1,991
Total operating expenses	4,078	4,386	8,221	8,645	216,419
Loss from operations	(4,078)	(4,386)	(8,221)	(8,645)	(216,419)
Interest income	2	4	7	11	8,546
Interest expense	(1,830)	(151)	(3,257)	(325)	(21,103)
Change in fair value of embedded derivative and derivative liability	(4,104)	0	(4,438)	0	(3,494)
Change in fair value of warrant liability	(1,925)	1,214	(1,800)	691	15,975
Net loss	(11,935)	(3,319)	(17,709)	(8,268)	(216,495)
Other comprehensive loss	0	0	0	0	0
Comprehensive loss	$ (11,935)	$ (3,319)	$ (17,709)	$ (8,268)	$ (216,495)
Basic and diluted net loss per share (in dollars per share)	$ (3.59)	$ (1.4)	$ (5.84)	$ (3.49)
Weighted-average common stock outstanding - basic and diluted (in shares)	3,325	2,373	3,034	2,371

Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (unaudited) - Q2 (USD $) In Thousands, except Share data, unless otherwise specified	Redeemable Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Deferred Compensation [Member]	Deficit Accumulated During the Development Stage [Member]	Total
Balance at Jul. 09, 2003	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Jul. 09, 2003	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock to initial stockholder	0	0	0	0	0	0
Issuance of common stock to initial stockholder (in shares)	0	138,000
Effect of June 12 reverse stock split (see Note 3)	0	0	0	0	0	0
Effect of June 12 reverse stock split (see Note 3) (in shares)	0	(124,000)
Net loss	0	0	0	0	(1,032)	(1,032)
Balance at Dec. 31, 2003	0	0	0	0	(1,032)	(1,032)
Balance (in shares) at Dec. 31, 2003	0	14,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Series A Redeemable Convertible Preferred stock, net of expenses	30,126	0	0	0	0	0
Issuance of Series A Redeemable Convertible Preferred stock, net of expenses (in shares)	18,741,000	0
Conversion of notes payable, including interest	3,562	0	0	0	0	0
Conversion of notes payable, including interest (in shares)	2,203,000	0
Issuance of restricted common stock to employees and nonemployees	0	1	336	(336)	0	1
Issuance of restricted common stock to employees and nonemployees (in shares)	0	24,000
Issuance of common stock to consultants	0	0	21	0	0	21
Issuance of common stock to consultants (in shares)	0	14,000
Issuance of common stock to convertible noteholders	0	0	67	0	0	67
Issuance of common stock to convertible noteholders (in shares)	0	9,000
Issuance of options to purchase common stock to consultants for services rendered	0	0	14	(14)	0	0
Amortization of deferred compensation	0	0	0	23	0	23
Change in value of restricted common stock subject to vesting	0	0	11	(11)	0	0
Accretion of redeemable convertible preferred stock to redemption value	1,035	0	0	0	(1,035)	(1,035)
Net loss	0	0	0	0	(2,438)	(2,438)
Balance at Dec. 31, 2004	34,723	1	449	(338)	(4,505)	(4,393)
Balance (in shares) at Dec. 31, 2004	20,944,000	61,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Series A Redeemable Convertible Preferred stock, net of expenses	5,223	0	0	0	0	0
Issuance of Series A Redeemable Convertible Preferred stock, net of expenses (in shares)	3,247,000	0
Issuance of restricted common stock to employees and nonemployees	0	0	140	(139)	0	1
Issuance of restricted common stock to employees and nonemployees (in shares)	0	6,000
Issuance of warrants to purchase preferred stock to noteholders	0	0	681	0	0	681
Issuance of options to purchase common stock to consultants for services rendered	0	0	7	(7)	0	0
Amortization of deferred compensation	0	0	0	111	0	111
Accretion of redeemable convertible preferred stock to redemption value	3,164	0	0	0	(3,164)	(3,164)
Net loss	0	0	0	0	(9,627)	(9,627)
Balance at Dec. 31, 2005	43,110	1	1,277	(373)	(17,296)	(16,391)
Balance (in shares) at Dec. 31, 2005	24,191,000	67,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Series B Redeemable Convertible Preferred stock, net of expenses	50,040	0	0	0	0	0
Issuance of Series B Redeemable Convertible Preferred stock, net of expenses (in shares)	27,637,000	0
Issuance of restricted common stock to employees	0	0	0	0	0	0
Issuance of restricted common stock to employees (in shares)	0	0
Issuance of common stock upon exercise of options	0	0	9	0	0	9
Issuance of common stock upon exercise of options (in shares)	0	0
Repurchased nonvested restricted stock	0	0	0	0	0	0
Repurchased nonvested restricted stock (in shares)	0	(1,000)
Reclassification of deferred compensation	0	0	(373)	373	0	0
Reclassification of warrants to purchase preferred stock	0	0	(681)	0	0	(681)
Stock-based compensation expense	0	0	400	0	0	400
Accretion of redeemable convertible preferred stock to redemption value	5,640	0	0	0	(5,640)	(5,640)
Net loss	0	0	0	0	(20,873)	(20,873)
Balance at Dec. 31, 2006	98,790	1	632	0	(43,809)	(43,176)
Balance (in shares) at Dec. 31, 2006	51,828,000	66,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Series C Redeemable Convertible Preferred stock, net of expenses	33,219	0	0	0	0	0
Issuance of Series C Redeemable Convertible Preferred stock, net of expenses (in shares)	18,333,000	0
Issuance of common stock upon exercise of options	0	0	60	0	0	60
Issuance of common stock upon exercise of options (in shares)	0	3,000
Repurchased vested restricted stock	0	0	(94)	0	0	(94)
Repurchased vested restricted stock (in shares)	0	(1,000)
Stock-based compensation expense	0	0	664	0	0	664
Accretion of redeemable convertible preferred stock to redemption value	8,742	0	0	0	(8,742)	(8,742)
Net loss	0	0	0	0	(30,988)	(30,988)
Balance at Dec. 31, 2007	140,751	1	1,262	0	(83,539)	(82,276)
Balance (in shares) at Dec. 31, 2007	70,161,000	68,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Series C Redeemable Convertible Preferred stock, net of expenses	21,352	0	0	0	0	0
Issuance of Series C Redeemable Convertible Preferred stock, net of expenses (in shares)	11,793,000	0
Issuance of common stock upon exercise of options	0	0	28	0	0	28
Issuance of common stock upon exercise of options (in shares)	0	0
Repurchased vested restricted stock	0	0	0	0	0	0
Repurchased vested restricted stock (in shares)	0	0
Stock-based compensation expense	0	0	1,317	0	0	1,317
Accretion of redeemable convertible preferred stock to redemption value	11,754	0	0	0	(11,754)	(11,754)
Net loss	0	0	0	0	(42,393)	(42,393)
Balance at Dec. 31, 2008	173,857	1	2,607	0	(137,686)	(135,078)
Balance (in shares) at Dec. 31, 2008	81,954,000	68,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of options	0	0	54	0	0	54
Issuance of common stock upon exercise of options (in shares)	0	2,000
Stock-based compensation expense	0	0	855	0	0	855
Accretion of redeemable convertible preferred stock to redemption value	14,059	0	0	0	(14,059)	(14,059)
Net loss	0	0	0	0	(29,845)	(29,845)
Balance at Dec. 31, 2009	187,916	1	3,516	0	(181,590)	(178,073)
Balance (in shares) at Dec. 31, 2009	81,954,000	70,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of options	0	0	14	0	0	14
Issuance of common stock upon exercise of options (in shares)	0	3,000
Stock-based compensation expense	0	0	953	0	0	953
Accretion of redeemable convertible preferred stock to redemption value	3,993	0	0	0	(3,993)	(3,993)
Conversion of preferred stock to common stock	(191,909)	0	191,909	0	0	191,909
Conversion of preferred stock to common stock (in shares)	(81,954,000)	566,000
Conversion of preferred stock warrants to common stock warrants	0	0	123	0	0	123
Proceeds from initial public offering, net of expenses	0	0	25,727	0	0	25,727
Proceeds from initial public offering, net of expenses (in shares)	0	600,000
Net loss	0	0	0	0	(25,600)	(25,600)
Balance at Dec. 31, 2010	0	1	222,242	0	(211,183)	11,060
Balance (in shares) at Dec. 31, 2010	0	1,239,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from equity financing, net of expenses	0	1	28,940	0	0	28,941
Proceeds from equity financing, net of expenses (in shares)	0	1,108,000
Issuance of warrants to purchase common stock issued in connection with equity financing	0	0	(16,947)	0	0	(16,947)
Issuance of restricted common stock to employees		0	0		0	0
Issuance of restricted common stock to employees (in shares)		31,000
Issuance of common stock upon exercise of options	0	0	83	0	0	83
Issuance of common stock upon exercise of options (in shares)	0	18,000
Cancellation of restricted stock to employees	0	0	0	0	0	0
Cancellation of restricted stock to employees (in shares)	0	(15,000)
Issuance of warrants to purchase common stock in connection with debt financing	0	0	105	0	0	105
Stock-based compensation expense	0	0	834	0	0	834
Conversion of notes payable, including interest						0
Conversion of preferred stock to common stock						0
Conversion of preferred stock warrants to common stock warrants						0
Net loss	0	0	0	0	(19,061)	(19,061)
Balance at Dec. 31, 2011	0	2	235,257	0	(230,244)	5,015
Balance (in shares) at Dec. 31, 2011	0	2,381,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of restricted common stock to employees		0	0		0	0
Issuance of restricted common stock to employees (in shares)		68,000
Issuance of common stock upon exercise of options	0	0	10	0	0	10
Issuance of common stock upon exercise of options (in shares)	0	3,000
Cancellation of restricted stock to employees	0	0	(5)	0	0	(5)
Cancellation of restricted stock to employees (in shares)	0	(3,000)
Stock-based compensation expense	0	0	566	0	0	566
Conversion of notes payable, including interest						0
Conversion of preferred stock to common stock						0
Conversion of preferred stock warrants to common stock warrants						0
Net loss	0	0	0	0	(16,929)	(16,929)
Balance at Dec. 31, 2012	0	2	235,828	0	(247,173)	(11,343)
Balance (in shares) at Dec. 31, 2012	0	2,449,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for payment of interest		1	748		0	749
Issuance of common stock for payment of interest (in shares)		774,000
Cancellation of restricted stock to employees		0	(7)		0	(7)
Cancellation of restricted stock to employees (in shares)		(6,000)
Issuance of common stock upon exercise of warrants		0	202		0	202
Issuance of common stock upon exercise of warrants (in shares)		170,000
Stock-based compensation expense			276		0	276
Conversion of notes payable, including interest						0
Conversion of preferred stock to common stock						0
Conversion of preferred stock warrants to common stock warrants						15
Proceeds from Collaboration and Option Agreement net of expenses			11,322		0	11,322
Net loss			0		(17,709)	(17,709)
Balance at Jun. 30, 2013		$ 3	$ 248,369		$ (264,882)	$ (16,510)
Balance (in shares) at Jun. 30, 2013		3,387,000

Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (unaudited) - Q2 (Parenthetical) (USD $)	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (unaudited) [Abstract]
Series A Redeemable Convertible Preferred stock, value per share (in dollars per share)				$ 1.62	$ 1.62	$ 1.62
Restricted common stock issued to employees and nonemployees, value per share (in dollars per share)				$ 2.32	$ 2.32
Series B Redeemable Convertible Preferred stock, value per share (in dollars per share)			$ 1.82	$ 1.82
Series C Redeemable Convertible Preferred stock, value per share (in dollars per share)	$ 1.82	$ 1.82	$ 1.82

Statements of Cash Flows (unaudited) - Q2 (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended		66 Months Ended	114 Months Ended	120 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	Dec. 31, 2012	Jun. 30, 2013
Cash flows from operating activities:
Net loss	$ (17,709)	$ (8,268)	$ (16,929)	$ (19,061)	$ (107,351)	$ (198,786)	$ (216,495)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	145	251	456	3,141	10,212	23,608	23,753
Change in fair value of embedded derivative and derivative liability	4,438	0	(944)	0	0	(944)	3,494
Change in fair value of warrant liability	1,800	(691)	(1,277)	(14,436)	(47)	(17,775)	(15,975)
Charge related to lease liability	231	92	165	1,705	0	1,870	2,101
Loss on disposition of property and equipment	0	0	0	0	16	119	119
Impairment of property and equipment	0	0	0	7,371	0	7,371	7,371
Amortization of net discount on short-term investments	0	0	0	0	(149)	(149)	(149)
Noncash interest expense	2,312	57	1,614	162	1,601	4,162	6,474
Noncash rent expense	2	4	7	(24)	218	224	226
Stock-based compensation expense	276	288	566	834	2,536	5,745	6,021
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(127)	(123)	(1,070)	(802)	(760)	(2,698)	(2,825)
Accounts payable	1,313	(328)	(252)	(283)	815	618	1,931
Accrued expenses and other	(383)	(1,831)	(1,797)	(495)	4,021	966	583
Net cash used in operating activities	(7,702)	(10,549)	(19,461)	(21,888)	(88,888)	(175,669)	(183,371)
Cash flows from investing activities:
Purchases of short-term investments	0	0	0	(13,066)	(260,565)	(324,508)	(324,508)
Change in restricted cash	1,000	0	(1,000)	0	0	(1,000)	0
Sales and redemptions of short-term investments	0	6,066	6,066	7,000	256,057	324,657	324,657
Cash paid for property and equipment	(2)	(4)	(48)	(81)	(31,152)	(31,722)	(31,724)
Proceeds from the sale of property and equipment	0	0	0	0	4	11	11
Net cash provided by (used in) investing activities	998	6,062	5,018	(6,147)	(35,656)	(32,562)	(31,564)
Cash flows from financing activities:
Proceeds from sale of redeemable convertible preferred stock, net	0	0	0	0	139,960	139,960	139,960
Proceeds from sales of common stock and warrants, net	195	6	5	29,023	99	54,922	55,117
Repurchases of common stock	0	0	0	0	(94)	(94)	(94)
Proceeds from long-term debt, net of issuance costs	12,846	0	14,196	4,908	33,768	53,713	66,559
Payments on long-term debt	0	(1,074)	(1,466)	(8,624)	(3,245)	(32,734)	(32,734)
Net cash (used in) provided by financing activities	13,041	(1,068)	12,735	25,307	170,488	215,767	228,808
Net (decrease) increase in cash and cash equivalents	6,337	(5,555)	(1,708)	(2,728)	45,944	7,536	13,873
Cash and cash equivalents, beginning of period	7,536	9,244	9,244	11,972	0	0	0
Cash and cash equivalents, end of period	$ 13,873	$ 3,689	$ 7,536	$ 9,244	$ 45,944	$ 7,536	$ 13,873

Organization and Nature of Operations - Q2	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Organization and Nature of Operations [Abstract]
Organization and Nature of Operations
(1)	Organization and Nature of Operations

Tengion, Inc. (the Company) was incorporated in Delaware on July 10, 2003. The Company is a regenerative medicine company focused on discovering, developing, manufacturing and commercializing a range of neo-organs, or products composed of living cells, with or without synthetic or natural materials, implanted or injected into the body to engraft into, regenerate, or replace a damaged tissue or organ. Using its Organ Regeneration Platform, the Company creates these neo-organs using a patient's own cells, or autologous cells. The Company believes its proprietary product candidates harness the intrinsic regenerative pathways of the body to regenerate a range of native-like organs and tissues. The Company's product candidates are intended to delay or eliminate the need for chronic disease therapies, organ transplantation, and the administration of anti-rejection medications. In addition, the Company's neo-organs are designed to replace the need to substitute other tissues of the body for a purpose to which they are poorly suited.

Building on its clinical and preclinical experience, the Company is initially leveraging its Organ Regeneration Platform to develop its Neo-Urinary Conduit for bladder cancer patients who are in need of a urinary diversion and its Neo-Kidney Augment for patients with advanced chronic kidney disease. The Company operates as a single business segment. Operations of the Company are subject to certain risks and uncertainties, including, among others: uncertainty of product candidate development; technological uncertainty; dependence on collaborative partners; uncertainty regarding patents and proprietary rights; comprehensive government regulations; having no commercial manufacturing experience, marketing or sales capability or experience; and dependence on key personnel.

(1)           Organization and Nature of Operations

Tengion, Inc. (the Company) was incorporated in Delaware on July 10, 2003. The Company is a regenerative medicine company focused on discovering, developing, manufacturing and commercializing a range of neo-organs, or products composed of living cells, with or without synthetic or natural materials, implanted or injected into the body to engraft into, regenerate, or replace a damaged tissue or organ. Using its Organ Regeneration Platform, the Company creates these neo-organs using a patient's own cells, or autologous cells. The Company believes its proprietary product candidates harness the intrinsic regenerative pathways of the body to regenerate a range of native-like organs and tissues. The Company's product candidates are intended to delay or eliminate the need for chronic disease therapies, organ transplantation, and the administration of anti-rejection medications. In addition, the Company's neo-organs are designed to replace the need to substitute other tissues of the body for a purpose to which they are poorly suited.

Building on its clinical and preclinical experience, the Company is initially leveraging its Organ Regeneration Platform to develop its Neo-Urinary Conduit for bladder cancer patients who are in need of a urinary diversion and its Neo-Kidney Augment for patients with advanced chronic kidney disease. The Company operates as a single business segment. Operations of the Company are subject to certain risks and uncertainties, including, among others, uncertainty of product candidate development; technological uncertainty; dependence on collaborative partners; uncertainty regarding patents and proprietary rights; comprehensive government regulations; having no commercial manufacturing experience, marketing or sales capability or experience; and dependence on key personnel.

On September 4, 2012, the Company was notified by NASDAQ of its determination to delist the Company's common stock from NASDAQ effective at the open of business on September 6, 2012, due to its failure to comply with the minimum $2.5 million stockholders' equity requirement for continued listing on the Nasdaq Capital Market. Effective at the opening of the market on September 6, 2012, the Company's common stock was transferred from the Nasdaq Capital Market to the OTCQB, which is operated by OTC Markets, Inc., and continues to trade under the symbol "TNGN."

Management's Plans to Continue as a Going Concern - Q2	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Management's Plans to Continue as a Going Concern [Abstract]
Management's Plans to Continue as a Going Concern
(2)	Management's Plans to Continue as a Going Concern

The accompanying financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Company has incurred losses since inception and has a deficit accumulated during the development stage of $264.9 million as of June 30, 2013, including $48.4 million of cumulative accretion on redeemable convertible preferred stock through April 2010. The Company anticipates incurring additional losses until such time, if ever, that it can generate significant sales of its therapeutic product candidates currently in development or enters into cash flow positive business development transactions. Based upon our current expected level of operating expenditures and debt repayment, and assuming we are not required to settle any outstanding warrants in cash or redeem, or pay cash interest on, any of our convertible notes, we expect to be able to fund operations at least through 2014.

On June 28, 2013, we completed a private placement of an aggregate principal amount of $18.6 million of senior secured convertible notes and warrants to purchase an aggregate of approximately 81 million shares of common stock. Also on June 28, 2013, we entered into a Collaboration and Option Agreement with Celgene Corporation (Celgene) and Celgene European Investment Company LLC (together with Celgene, the Celgene Companies), pursuant to which the Celgene Companies paid us $15.0 million in exchange for (i) five-year warrants to purchase 7,425,743 shares of common stock and ten-year warrants to purchase 14,851,485 shares of common stock, (ii) a right of first negotiation to our Neo-Kidney Augment Program; and (iii) entering into the Collaboration and Option Agreement. As of June 30, 2013, we recorded receivables totaling $20.6 million, of which $15.0 million related to the Celgene Collaboration and Option Agreement and $5.6 million related to the private placement. All of the $20.6 million was received in July 2013.

 (2)           Management's Plans to Continue as a Going Concern

The accompanying financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Company has incurred losses since inception and has a deficit accumulated during the development stage of $247.2 million as of December 31, 2012, including $48.4 million of cumulative accretion on redeemable convertible preferred stock through April 2010. The Company anticipates incurring additional losses until such time, if ever, that it can generate significant sales of its therapeutic product candidates currently in development or enters into cash flow positive business development transactions.

Based upon the Company's current expected level of operating expenditures and debt repayment, and assuming the Company is not required to settle any outstanding warrants in cash or redeem, or pay cash interest on any of its Senior Secured Convertible Notes, it expects to be able to fund operations through May 2013. This period could be shortened if there are any unanticipated significant increases in planned spending on development programs or other unforeseen events. The Company plans to raise additional funds through collaborative arrangements, public or private sales of debt or equity securities, commercial loan facilities, or some combination thereof. There is no assurance that additional financing will be available when needed to allow the Company to continue its operations or if available, on terms acceptable to the Company.

In the event financing is not obtained, the Company could pursue additional headcount reductions and other cost cutting measures to preserve cash as well as explore the sale of selected assets to generate additional funds. If the Company is required to significantly reduce operating expenses and delay, reduce the scope of, or eliminate one or more of its development programs, these events could have a material adverse effect on the Company's business, results of operations and financial condition.

These factors raise significant concerns about the Company's ability to continue as a going concern. The financial statements do not include any adjustments relating to recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue in existence.

Use of Estimates - Q2	6 Months Ended
Jun. 30, 2013
Use of Estimates [Abstract]
Use of Estimates
(3)	Use of Estimates

The preparation of financial statements, in accordance with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included.

Net Loss Per Share - Q2	6 Months Ended
Jun. 30, 2013
Net Loss Per Share [Abstract]
Net Loss Per Share
(4)	Net Loss Per Share

Basic and diluted net loss per share is calculated by dividing net loss by the weighted-average number of common shares outstanding. For all periods presented, the outstanding shares of unvested restricted stock as well as the number of common shares issuable upon exercise of outstanding stock options and warrants and conversion of notes payable have been excluded from the calculation of diluted net loss per share because their effect would be anti-dilutive. Therefore, the weighted-average shares used to calculate both basic and dilutive loss per share are the same.

The following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding as they would be anti-dilutive:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2013	2012	2013
Shares underlying warrants outstanding	1,064,616	187,718,221	1,064,616	187,718,221
Shares underlying options outstanding	250,993	232,046	250,993	232,046
Unvested restricted stock	75,844	54,939	75,844	54,939
Convertible notes payable	—	48,668,482	—	48,668,482

Supplemental Cash Flow Information - Q2	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
(5)	Supplemental Cash Flow Information

The following table contains additional supplemental cash flow information for the periods reported (in thousands).
	Six Months Ended June 30,		Period from July 10, 2003 (inception) through June 30, 2013
	2012	2013
Noncash investing and financing activities:
Conversion of note principal to redeemable convertible preferred stock	$—	$—	$3,562
Convertible note issued to initial stockholder for consulting expense	—	—	210
Fair value of embedded derivatives and derivatives issued with issuance of long-term debt	—	732	4,401
Fair value of warrants issued with issuance of long-term debt		9,657	16,891
Fair value of warrants issued with issuance of common stock	—	—	16,947
Fair value of warrants issued pursuant to Celgene Collaboration and Option Agreement	—	3,390	3,390
Conversion of redeemable convertible preferred stock into 566 shares of common stock	—	—	191,909
Conversion of warrant liability	—	15	138
Issuance of common stock for payment of interest	—	749	749

(4)       Supplemental Cash Flow Information

The following table contains additional cash flow information for the periods reported (in thousands).

	Year Ended December 31,		Period from July 10, 2003 (inception) through December 31,
	2011	2012	2012
Supplemental cash flow disclosures:
Noncash investing and financing activities:
Conversion of note principal to redeemable convertible preferred stock	$—	$—	$3,562
Convertible note issued to initial stockholder for consulting expense	—	—	210
Exchange of Demand Note for Convertible Note for Convertible Notes	—	1,005	1,005
Fair value of embedded derivatives and derivatives issued with issuance of long-term debt	—	3,669	3,669
Fair value of warrants issued with issuance of long-term debt	105	4,944	7,234
Fair value of warrants issued with issuance of common stock	16,947	—	16,947
Conversion of redeemable convertible preferred stock into 566 shares of common stock	—	—	191,909
Conversion of warrant liability	—	—	123
Cash paid for interest, net of amounts capitalized	722	515	12,793
Cash paid for issuance costs classified as interest expense	—	830	830

Financial Instruments - Q2	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Financial Instruments [Abstract]
Financial Instruments
(6)	Financial Instruments

The fair value guidance requires fair value measurements be classified and disclosed in one of the following three categories:

•	Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
•	Level 2: Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability;
•	Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

The following fair value hierarchy table presents information about each major category of the Company's financial assets and liability measured at fair value on a recurring basis as of December 31, 2012 and June 30, 2013 (in thousands).

	Fair value measurement at reporting date using:
	Quoted prices in active markets for identical assets(Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At December 31, 2012
Assets:
Cash and cash equivalents	$7,536	$—	$—	$7,536

Liabilities:
Derivative liability	$—	$—	$2,449	$2,449
Embedded derivative liability	—	—	276	276
Warrant liability	—	—	6,178	6,178
	$—	$—	$8,903	$8,903

At June 30, 2013:
Assets:
Cash and cash equivalents	$13,873	$—	$—	$13,873

Liabilities:
Derivative liability	$—	$—	$—	$—
Embedded derivative liability	—	—	1,323	1,323
Warrant liability	—	—	21,010	21,010
	$—	$—	$22,333	$22,333

The Company has recorded a derivative liability relating to a call option issued to the holders of convertible notes issued in 2012 (the Call Option). See Note 11 for further discussion of the Call Option derivative liability. This derivative liability is measured at fair value on a recurring basis using unobservable inputs or available market data to support the fair value (Level 3). A reconciliation of the derivative liability is as follows (in thousands):

Call Option
Balance at January 1, 2013	$4,627
Change in fair value of derivative liability	2,449
Exercise of Call Option	(6,572)
Expiration of Call Option	(504)
Balance at June 30, 2013	$—

The Company issued notes in 2012 and 2013 that are convertible into common stock. See Note 11 for further discussion of these embedded derivative liabilities. These conversion options are measured at fair value on a recurring basis using unobservable inputs or available market data to support the fair value (Level 3). A reconciliation of the embedded derivative liabilities is as follows (in thousands):

	2012 Notes	2013 Notes	Total
Balance at December 31, 2012	$276	$—	$276
Issuance of derivative	—	732	732
Change in fair value of derivative liability	315	—	315
Balance at June 30, 2013	$591	$732	$1,323

The Company has issued warrants to purchase common stock that are measured at fair value on a recurring basis using unobservable inputs or available market data to support the fair value (Level 3). See Note 12 for further discussion of the warrant liability. A reconciliation of the warrant liability is as follows (in thousands):
	2011 Warrants	2012 Warrants	2013 Warrants	Total
Balance at December 31, 2012	$2,378	$3,800	$—	$6,178
Issuance of warrants	—	—	13,047	13,047
Exercise of warrants	(15)	—	—	(15)
Change in fair value of warrant liability	(912)	2,712	—	1,800
Balance at June 30, 2013	$1,451	$6,512	$13,047	$21,010

Certain assets and liabilities, including property and equipment, severance benefits and the lease liability, are measured at fair value on a nonrecurring basis. These assets and liabilities are recognized at fair value when they are deemed to be impaired or in the period in which the liability is incurred.

(5)            Short-term Investments and Financial Instruments

As of December 31, 2012, the Company had no short-term investments. As of December 31, 2011, short-term investments consisted of investments in commercial paper and U.S. government agency and corporate securities of $6.1 million. The Company had the ability and intent to hold these investments until maturity and therefore has classified the investments as held-to-maturity. Due to the short-term nature of those investments, unrealized gains and losses had been deemed temporary and therefore not recognized in the accompanying financial statements. Income generated from short-term investments was recorded to interest income.

The fair value guidance requires fair value measurements be classified and disclosed in one of the following three categories:

·	Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
·	Level 2: Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability;
·	Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).
The following fair value hierarchy table presents information about each major category of the Company's financial assets and liability measured at fair value on a recurring basis as of December 31, 2011 and 2012 (in thousands).

	Fair value measurement at reporting date using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At December 31, 2011
Assets:
Cash and cash equivalents	$9,244	$—	$—	$9,244
Short-term investments
U.S. government agency funds.	4,021	—	—	4,021
Corporate securities	2,045	—	—	2,045
Short-term investments	6,066	—	—	6,066
	$15,310	$—	$—	$15,310

Liabilities:
Warrant liability	$—	$—	$2,511	$2,511

	Fair value measurement at reporting date using:
	Quoted prices in active markets for identical assets (Level 1)		Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At December 31, 2012:
Assets:
Cash and cash equivalents		$7,536	$—	$—	$7,536
Short-term investments		—	—	—	—
		$7,536	$—	$—	$7,536
Liabilities:
Derivative liability		$—	$—	$2,449	$2,449
Embedded derivative liability		—	—	276	276
Warrant liability		—	—	6,178	6,178
	$		$—	$8,903	$8,903

The reconciliation of derivative liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

Call Option
Balance at January 1, 2012	$—
Issuance of derivative	3,181
Change in fair value of derivative liability	(732)
Balance at December 31, 2012	$2,449

The fair value of the derivative liability is based on Level 3 inputs. For this liability, the Company developed its own assumptions that do not have observable inputs or available market data to support the fair value. See Note 12 for further discussion of the derivative liability.

The reconciliation of the Demand Note Exchange Right and the Conversion Option measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

	Demand Note Exchange Right	Conversion Option	Total Embedded Derivatives
Balance at January 1, 2012	$—	$—	$—
Issuance of derivative	310	488	798
Exercise of exchange right	(310)	—	(310)
Change in fair value of derivative liability	—	(212)	(212)
Balance at December 31, 2012	$—	$276	$276

Accrued expenses - Q2	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accrued expenses [Abstract]
Accrued expenses
(7)	Accrued expenses

Accrued expenses consist of the following (in thousands):
	December 31,	June 30,
	2012	2013
Accrued consulting and professional fees	$387	$344
Accrued private placement fees	—	1,371
Accrued research and development	453	485
Accrued interest on convertible notes	373	375
Other	241	108
	$1,454	$2,683

(8)          Accrued expenses

Accrued expenses consist of the following (in thousands):
	December 31,
	2011	2012
Accrued consulting and professional fees	$119	$387
Accrued research and development	235	453
Accrued interest on convertible notes	—	373
Other	83	241
	$437	$1,454

Lease liability - Q2	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Lease liability [Abstract]
Lease liability
(8)	Lease liability

The Company entered into an agreement in February 2006 to lease warehouse space effective March 1, 2011, at which time the Company determined it was not likely to utilize the space during the five-year lease term. Therefore, the Company recorded a liability as of March 1, 2011, the cease-use date, for the fair value of its obligations under the lease. The most significant assumptions used in determining the amount of the estimated lease liability are the potential sublease revenues and the credit-adjusted risk-free rate utilized to discount the estimated future cash flows.

In connection with the 2011 restructuring, the Company determined it was not likely to utilize substantially all of the leased office and manufacturing space in its East Norriton, Pennsylvania facility during the remainder of the lease term. Therefore, the Company recorded a liability as of November 30, 2011, the cease-use date, for the fair value of its obligations under the lease.

The following table summarizes the activity related to the lease liability for the periods ended December 31, 2012 and June 30, 2013 (in thousands).
	Warehouse space	Office and manufacturing space	Total
Balance at December 31, 2012	$678	$382	$1,060
Charges utilized	(124)	(217)	(341)
Additional charges to operations	38	193	231
Balance at June 30, 2013	592	358	950
Less current portion	238	293	531
	$354	$65	$419

(9)        Lease liability

The Company entered into an agreement in February 2006 to lease warehouse space effective March 1, 2011, at which time the Company determined it was not likely to utilize the space during the five-year lease term. Therefore, the Company recorded a liability as of March 1, 2011, the cease-use date, for the fair value of its obligations under the lease. The most significant assumptions used in determining the amount of the estimated lease liability are the potential sublease revenues and the credit-adjusted risk-free rate utilized to discount the estimated future cash flows. During 2011, the Company recorded a liability and corresponding expense, which is included in other expense on the statement of operations, of $0.9 million, based on the Company's estimate of the fair value of its obligations.

In connection with the restructuring described in Note 7, the Company determined it was not likely to utilize substantially all of the leased office and manufacturing space in its East Norriton, Pennsylvania facility during the remainder of the lease term. Therefore, the Company recorded a liability as November 30, 2011, the cease-use date, for the fair value of its obligations under the lease. During 2011, the Company recorded a liability and corresponding expense, which is included in other expense on the statement of operations, of $0.9 million, based on the Company's estimate of the fair value of its obligations.

The following table summarizes the activity related to the lease liability for the year ended December 31, 2011 and 2012 (in thousands).

	Warehouse space	Office and manufacturing space	Total
Balance at January 1, 2011	$—	$—	$—
Initial fair value	933	891	1,824
Charges utilized	(193)	(45)	(238)
Additional charges to operations	88	8	96
Balance at December 31, 2011	828	854	1,682
Charges utilized	(239)	(548)	(787)
Additional charges to operations	89	76	165
Balance at December 31, 2012	678	382	1,060
Less current portion	(233)	(303)	(536)
	$445	$79	$524

Debt - Q2	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt [Abstract]
Debt
(9)	Debt

Total debt outstanding consists of the following (in thousands):
	December 31,	June 30,
	2012	2013
Senior Secured 2012 Convertible Notes	$15,005	$15,005
Embedded derivative liability-2012 Notes	276	591
Senior Secured 2013 Convertible Notes	—	18,576
Embedded derivative liability-2013 Notes	—	732
Working Capital Note	3,660	3,660
Unamortized debt discount	(7,672)	(10,054)
	11,269	28,510
Less current portion	(1,786)	(3,530)
Total long-term debt and embedded derivative, net	$9,483	$24,980

The Company recorded interest expense of $0.2 million and $1.8 million for the three months ended June 30, 2012 and 2013, respectively. The Company recorded interest expense of $0.3 million and $3.3 million for the six months ended June 30, 2012 and 2013, respectively. Included in interest expense in for the six months ended June 30, 2013 is $0.6 million of issuance costs related to the 2013 Financing, $1.7 million in amortization of deferred financing costs and debt discount on the 2012 Senior Secured Convertible Notes and Working Capital Note and $1.0 million of interest expense on the 2012 Senior Secured Convertible Notes and Working Capital Note.

Senior Secured Convertible Notes

2013 Financing

On June 28, 2013, the Company completed a private placement (the 2013 Financing) of an aggregate principal amount of $18,576,000 of Senior Secured Convertible Notes (the 2013 Convertible Notes) along with warrants to the holders of the Convertible Notes (2013 Warrants) to purchase 26,921,741 shares of our common stock exercisable for a period of five years from the date of their issuance and warrants to purchase 53,843,479 shares of our common stock exercisable for a period of ten years from the date of their issuance. The 2013 Convertible Notes and 2013 Warrants were issued pursuant to the exercise of a call option granted in 2012 to holders of the 2012 Convertible Notes and as further described below. The initial conversion price of the 2013 Convertible Notes is $0.69 per share and the initial exercise price of the 2013 Warrants is $0.69 per share. The Company recorded an embedded derivative liability for the Conversion Option (the Conversion Option-2013 Notes). The Conversion Option-2013 Notes is presented on the Balance Sheet, net of long-term debt. See Note 11 for further discussion of this embedded derivative liability.

The 2013 Convertible Notes mature on June 30, 2016 and bear interest at 10% per annum, which is payable quarterly beginning on October 1, 2013. The 2013 Convertible Notes are convertible into 26,921,740 shares of common stock at a current conversion price of $0.69 per share. We may, at our option, pay interest by the issuance of freely tradable shares of common stock (or, in certain circumstances, warrants to purchase shares of common stock), provided that an event of default has not occurred and we have publicly disclosed all material information about the Company. If we elect to pay interest on the 2013 Convertible Notes through the issuance of shares of our common stock, the number of shares that would be issued is calculated by dividing the amount of the interest payment by the lesser of: (1) the volume weighted average price (VWAP) period for our common stock for the twenty trading days prior to the date the interest payment is due or (2) the closing bid price for our common stock as of the last trading day of the VWAP period. All shares of common stock issuable to the holders in lieu of interest payments will be allocated pro rata among the holders based on the outstanding principal amount of the 2013 Convertible Notes.

2012 Financing

On October 2, 2012, the Company completed a private placement of an aggregate principal amount of $15.0 million of Senior Secured Convertible Notes (the 2012 Convertible Notes) along with warrants to the holders of the Convertible Notes (2012 Warrants) to purchase approximately 51.1 million shares of common stock at an initial exercise price of $0.75 per share. The 2012 Convertible Notes mature on October 2, 2015 and bear interest at 10% per annum. The Company recorded an embedded derivative liability for the Conversion Option (the Conversion Option-2012 Notes). The Conversion Option-2012 Notes is presented on the Balance Sheet, net of long-term debt. See Note 11 for further discussion of this embedded derivative liability.
At the time of the issuance of the 2012 Convertible Notes, the Company also granted the holders of the 2012 Convertible Notes the right to require the Company to sell to such holders up to an additional $20 million in securities on the same terms as the 2012 Convertible Notes and 2012 Warrants (the Call Option) (collectively with the 2012 Convertible Notes and 2012 Warrants, the 2012 Financing). The Company recorded a derivative liability for the Call Option. The Call Option was exercised by the holders of the 2012 Convertible Notes on June 28, 2013 before the expiration date of June 30, 2013. See Note 11 for further discussion of this derivative liability.

On December 31, 2012, January 30, 2013, and February 14, 2013, the Company entered into amendment agreements with the holders of the 2012 Convertible Notes. Pursuant to these amendments, the holders agreed to extend the interest payments that were due to them on January 1, 2013 to February 15, 2013. The aggregate amount of the interest payment due on January 1, 2013 was $0.4 million, which amount continued to accrue interest at the rate of 10% per annum. On February 14, 2013, the Company and the investors entered into amendments to the terms of the 2012 Financing which gave the Company the option to pay interest payments on the Notes with restricted common stock.

On April 6, 2013, the conversion price of the 2012 Convertible Notes was adjusted to $0.69 per share, the exercise price of the 2012 Warrants was adjusted to $0.69 per share, and the number of shares issuable upon exercise of the 2012 Warrants was increased to
57,438,408 shares. The Registration Statement filed by the Company with the SEC to register the number of 2012 Warrant shares permitted under the limitations imposed by the Securities and Exchange Commission (SEC) became effective at 4:00 p.m. on March 28, 2013. The effectiveness of the Registration Statement triggered an adjustment of the exercise price of the 2012 Warrants and the conversion price of the 2012 Convertible Notes. The VWAP of the Company's common stock from April 1, 2013 through April 5, 2013, the five trading days after the Registration Statement became effective (the Post-Registration Period), was $0.69, which was lower than the exercise price or conversion price for the 2012 Warrants and 2012 Convertible Notes in effect immediately prior to the expiration of the Post-Registration Period. Pursuant to the terms of the 2012 Convertible Notes and 2012 Warrants, the exercise price and conversion price for the 2012 Warrants and 2012 Convertible Notes were adjusted to the value of the VWAP for the Post-Registration Period, and the number of shares issuable upon exercise of the 2012 Warrants was proportionately increased.

(10)          Debt

Total debt outstanding consists of the following (in thousands):
	December 31,
	2011	2012
Senior Secured Convertible Notes	$—	$15,005
Embedded derivative liability	—	276
Working Capital Note	5,000	3,660
Equipment and Supplemental Working Capital Notes	126	—
Unamortized debt discount	(139)	(7,672)
	4,987	11,269
Less current portion	(2,205)	(1,786)
Total long-term debt	$2,782	$9,483

Principal payments due as of December 31, 2012 are as follows (in thousands):

2013	$1,943
2014	1,717
2015	15,005
18,665
Less embedded derivative and unamortized debt discount	(7,396)
$11,269

The Company recorded interest expense of $0.8 million and $3.0 million for the years ended December 31, 2011 and 2012, respectively. Included in interest expense in 2011 is $.2 million of amortization of deferred financing costs. Included in interest expense in 2012 is $0.8 million of issuance costs related to the 2012 Financing and $1.3 million in amortization of deferred financing costs and debt discount on the Convertible Notes and Working Capital Note.

Senior Secured Convertible Notes

On October 2, 2012, the Company completed a private placement of an aggregate principal amount of $15.0 million of Senior Secured Convertible Notes (the Convertible Notes). The aggregate principal amount of the Convertible Notes includes the exchange of the Demand Notes (see below for further discussion). Under the terms of the Agreement, the Convertible Notes bear interest at a rate of 10% per annum and will mature on October 2, 2015. Interest payments are payable quarterly in cash or shares of the Company's common stock (up to certain limits).

 The Company issued warrants to the holders of the Convertible Notes (2012 Warrants) to purchase approximately 51.1 million shares of common stock at an initial exercise price of $0.75 per share. The exercise price and number of shares issuable upon exercise of the warrants are subject to adjustment under certain circumstances. See Note 13 for further discussion.

The Company also granted the holders of the Convertible Notes the right to require the Company to sell to such holders up to an additional $20 million in securities on the same terms as the Convertible Notes and 2012 Warrants (the Call option). The Call Option may be exercised by the holders of the Convertible Notes at any time or from time to time on or before June 30, 2013. The conversion price of the notes and exercise price of the warrants issued pursuant to the terms of the Call Option will be no greater than $0.75 and, may be lower if the conversion price on the Convertible Notes and the exercise price of the 2012 Warrants are adjusted pursuant to the terms of such instruments.

The Company recorded a discount upon issuance of the Convertible Notes of approximately $8.3 million, related to the 2012 Warrants (as discussed further in Note 13) and the Call Option (as discussed further in Note 12), each of which were considered freestanding instruments and are recorded on the balance sheet as a Warrant Liability and Derivative Liability respectively, and the Conversion Option, which was considered an embedded derivative that was required to be bifurcated from the host instrument and recorded at fair value (as discussed further in Note 12). The discount will be accreted over the term of the Convertible Notes and included in interest expense using the effective interest method.

In connection with the 2012 Financing, the Company incurred $1.5 million of issuance costs. The issuance costs were allocated to the Convertible Notes, 2012 Warrants, and the Call Option based on the relative carrying values at the date of issuance. The Company allocated $0.8 million to the 2012 Warrants and the Call Option which was charged to interest expense upon issuance. The remaining $0.7 million of issuance costs were allocated to the carrying value of the Convertible Notes and are recorded in other assets as deferred financing costs, which are amortized using the effective interest method over the term of the notes. The Company recorded $0.2 million in interest expense for the amortization of the deferred financing costs related to the Convertible Notes in 2012.

The Convertible Notes are convertible under certain circumstances into shares of the Company's common stock at a conversion rate of 1,333 shares per $1,000 of principal amount of the Convertible Notes. The conversion rate is also subject to adjustment under certain circumstances. The Company may not redeem the Convertible Notes.

In connection with the issuance of the Convertible Notes, 2012 Warrants, and Call Option (collectively, the 2012 Financing), the Company entered into a registration rights agreement, securities purchase agreement and facility agreement with the selling stockholders. In connection with those agreements, the Company agreed to file a registration statement covering the resale of the shares of common stock issuable upon the conversion of the Convertible Notes and the exercise of the 2012 Warrants.

On December 31, 2012, January 30, 2013, and February 14, 2013, the Company entered into amendment agreements with the holders of the Convertible Notes. Pursuant to these amendments, the holders agreed to extend the interest payments that were due to them on January 1, 2013 to February 15, 2013. The aggregate amount of the interest payment due on January 1, 2013 was $0.4 million, which amount continued to accrue interest at the rate of 10% per annum. Additionally, the amendments extended the deadline required under the registration rights agreement to register the shares underlying the Convertible Notes and 2012 Warrants from December 31, 2012 to March 31, 2013.

Demand Notes

On September 7, 2012, the Company issued demand notes (the Demand Notes) in the aggregate amount of $1.0 million to certain new and existing investors. The Demand Notes bore interest at a rate of 10% per year and were secured by a lien on substantially all of the Company's assets, other than its intellectual property assets. The outstanding principal balance, with any accrued interest, was payable on demand at any time on or after October 7, 2012. Each holder of a Demand Note, in its sole discretion, could exchange the principal balance of its Demand Note, together with accrued interest, for the first tranche of debt securities and warrants issued by the Company after September 7, 2012 (Exchange Right). On October 2, 2012, the Company issued the Convertible Notes and the holders of the Demand Notes exercised their Exchange Right.

Working Capital Note

In March 2011, the Company refinanced the outstanding debt owed to one of its lenders. Pursuant to the terms of the refinancing, the Company simultaneously borrowed $5.0 million from the lender and repaid the then outstanding principal amount of $4.5 million. As a result of the amendment, this refinancing was treated as a modification for accounting purposes. The fees paid to the lender were amortized over the remaining term of the debt and any third party fees paid were expensed immediately.

As of December 31, 2011, the outstanding balance of this loan was $5.0 million. The Company was obligated to make interest-only payments through January 2012, followed by 24 monthly payments of principal and interest at an interest rate of 11.75% per annum.

In connection with the 2012 Financing, in October 2012, the Company amended the terms of the working capital note. Retroactively, effective September 1, 2012, the maturity date for the working capital note is extended from January 1, 2014 to May 1, 2014. The Company is now required to make monthly interest payments of approximately $40,000 through June 1, 2013 and monthly interest and principal payments of $0.4 million from July 1, 2013 through and including May 1, 2014. Retroactively, effective September 1, 2012, the interest rate on the Horizon Loan was increased from 11.75% to 13.0% per annum. As a result of the amendment, this refinancing was treated as a modification for accounting purposes. The fees paid to the lender were amortized over the remaining term of the debt and any third party fees paid were expensed immediately. In addition, the Company issued the lender, ten-year warrants to purchase 1,138,785 shares of common stock and five-year warrants to purchase 569,392 shares of common stock in connection with the amendment. See Note 13 for further discussion of the warrant liability.

Borrowings under the working capital note are secured by all of the Company's assets, except for permitted liens that have priority, including liens on certain equipment acquired to secure the purchase price or lease obligation, as defined in the loan agreement. In October 2012, the security was extended to include a lien on the Company's intellectual property.

Capital Structure - Q2	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Capital Structure [Abstract]
Capital Structure
(10)	Capital Structure

Common Stock

Since inception, the Company has sold common stock to certain officers, directors, employees, consultants, and Scientific Advisory Board members. As of June 30, 2013, the Company is authorized to issue 750,000,000 shares of common stock. Each holder of common stock is entitled to one vote for each share held. The Company will, at all times, reserve and keep available out of its authorized but unissued shares of common stock sufficient shares to effect the exercise of outstanding stock options and warrants.

Registration Rights Agreements

In connection with the 2013 Financing and the Celgene Collaboration and Option Agreement, we entered into a Registration Rights Agreement (the 2013 Registration Rights Agreement) with the 2013 investors and Celgene. The 2013 Registration Rights Agreement provides that, within 30 days of the closing of the 2013 Financing, we will file a "resale" registration statement (the Registration Statement) covering up to the maximum number of shares underlying the 2013 Notes, 2013 Warrants and the Celgene Warrants that we are able to register pursuant to applicable SEC limitations. We filed the Registration Statement on July 26, 2013 and it is currently under review by the SEC. Under the terms of the 2013 Registration Rights Agreement, we are obligated to maintain the effectiveness of the Registration Statement until all securities therein are sold or otherwise can be sold without registration and without any restrictions.

Preferred Stock

The Company is authorized to issue 10,000,000 shares of preferred stock in one or more series and to fix the rights, preferences, privileges, and restrictions thereof. These rights, preferences and privileges could include dividend rights, conversion rights, voting rights, terms of redemption, liquidation preferences, sinking fund terms and the number of shares constituting any series or the designation of such series, any or all of which may be greater than the rights of common stock. The issuance of the Company's preferred stock could adversely affect the voting power of holders of common stock and the likelihood that such holders will receive dividend payments and payments upon liquidation. In addition, the issuance of preferred stock could have the effect of delaying, deferring or preventing a change of control of the Company or other corporate action. There are no shares issued or outstanding as of June 30, 2013.

2013 Agreements with Celgene

On June 28, 2013, the Company entered into a Collaboration and Option Agreement with the Celgene Companies, pursuant to which the Celgene Companies paid $15 million in exchange for (i) five-year warrants to purchase 7,425,743 shares of common stock and ten-year warrants to purchase 14,851,485 shares of common stock, (ii) a Right of First Negotiation Agreement (ROFN Agreement) to the Company's Neo-Kidney Augment Program; and (iii) entering into the Collaboration and Option Agreement in which the Company agreed to limit development of its Esophagus Program to activities under the Collaboration and Option Agreement and in which the Company also granted to Celgene the option to acquire the rights to its Esophagus Program for 125% of the value of the program, as determined by independent valuation firms (the Option). The Esophagus Program is the Company's autologous neo-esophageal implants, which use certain of its intellectual property and a scientific platform relating to the potential creation of new human tissues and organs using autologous cells. The Collaboration and Option Agreement will expire June 28, 2020, unless earlier terminated in connection with a change of control transaction.

The ROFN Agreement granted Celgene a right of first negotiation to the license, sale, assignment, transfer or other disposition by the Company of any material portion of intellectual property (including patents and trade secrets) or other assets related to the Neo-Kidney Augment program. In the event of a change in control of the Company, the ROFN Agreement and all of Celgene's rights pursuant thereto shall automatically terminate in all respects and be of no further force and effect.

The Company estimated the fair value of the warrants issued to Celgene to be $3.4 million as of the date of issuance and recorded a warrant liability in that amount. See Note 12 for further discussion of the warrant liability. The Company determined that the Collaboration and Option Agreement did not represent a revenue arrangement because the Company has no substantive performance obligations under the agreement. The Company evaluated the terms of the Option and determined that it had de minimis value because the option exercise price is at a 25% premium to the fair value of the rights as determined by independent valuation firms at the time of exercise of the option. The Company evaluated the terms of the ROFN Agreement and determined it had de minimis value because the rights of Celgene are limited to an exclusive negotiating period of a short duration. As a result, none of the proceeds received from Celgene were allocated to the Option or the ROFN Agreement. Therefore, given the factors noted above as well as Celgene's ownership position in the Company prior to execution of the Collaboration and Option Agreement and ROFN Agreement, all of the residual proceeds of $11.6 million were credited to Additional Paid-in Capital, net of transaction fees. In accordance with the terms of the Collaboration and Option Agreement, Celgene paid the $15 million within five days of June 28, 2013, which was the effective date of the Collaboration and Option Agreement. Therefore, the Company recorded a receivable of $15 million at June 30, 2013 related to the Collaboration and Option Agreement.

(11)           Capital Structure

Common Stock

Since inception, the Company has sold common stock to certain officers, directors, employees, consultants, and Scientific Advisory Board members. As of December 31, 2012, the Company was authorized to issue 750,000,000 shares of common stock. Each holder of common stock is entitled to one vote for each share held. The Company will, at all times, reserve and keep available out of its authorized but unissued shares of common stock sufficient shares to effect the exercise of outstanding stock options and warrants.

In March 2011, the Company closed a private placement transaction pursuant to which the Company sold securities consisting of 1,107,939 shares of common stock and warrants to purchase 1,046,102 shares of common stock. The purchase price per security was $28.30. The Company received net proceeds of $28.9 million.

In connection with the March 2011 equity financing, the Company filed a registration statement with the SEC for the registration of the total number of shares sold to the investors and shares issuable upon exercise of the warrants and the registration statement was declared effective by the SEC on May 16, 2011. The Company is required to use commercially reasonable efforts to cause the registration statement to remain continuously effective until such time when all of the registered shares are sold or such shares may be sold by non-affiliates without volume or manner-of-sale restrictions pursuant to Rule 144 of the Securities Act and without the requirement for the Company to be in compliance with the current public information requirement under Rule 144. In the event the Company fails to meet certain legal requirements in regards to the registration statement, it will be obligated to pay the investors, as partial liquidated damages and not as a penalty, an amount in cash equal to 1.5% of the aggregate purchase price paid by investors for each monthly period that the registration statement is not effective, up to a maximum aggregate payment of 6% of the purchase price paid by investors, except that if the Company fails to satisfy the current public information requirement pursuant to Rule 144(c)(1), the maximum aggregate payment would be 12% of the purchase price paid by investors. If the Company determines a registration payment arrangement in connection with the securities issued in March 2011 is probable and can be reasonably estimated, a liability will be recorded. As of December 31, 2011 and 2012, the Company concluded the likelihood of having to make any payments under the arrangements was remote, and therefore did not record any related liability.

Preferred Stock

As of December 31, 2011, the Company was authorized to issue 10,000,000 shares of preferred stock in one or more series and to fix the rights, preferences, privileges, and restrictions thereof. These rights, preferences and privileges could include dividend rights, conversion rights, voting rights, terms of redemption, liquidation preferences, sinking fund terms and the number of shares constituting any series or the designation of such series, any or all of which may be greater than the rights of common stock. The issuance of the Company's preferred stock could adversely affect the voting power of holders of common stock and the likelihood that such holders will receive dividend payments and payments upon liquidation. In addition, the issuance of preferred stock could have the effect of delaying, deferring or preventing a change of control of the Company or other corporate action. There are no shares issued or outstanding as of December 31, 2012.

Embedded Derivative Conversion Options and Call Option Derivative Liability - Q2	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Embedded Derivative and Derivative Liability [Abstract]
Embedded Derivative and Derivative Liability
(11)	Embedded Derivative Conversion Options and Call Option Derivative Liability

The Company accounts for Conversion Options on the 2012 and 2013 Convertible Notes in accordance with ASC 815, Derivatives and Hedging (ACS 815). Under this accounting guidance, the Company is required to bifurcate the embedded derivative from the host instrument and account for it as a derivative financial instrument. These Conversion Options are classified with debt on the balance sheet and remeasured to fair value at each reporting date, with any changes in fair value being recorded on the Statement of Operations and Comprehensive Loss.

The Company also accounts for the Call Option issued in connection with the 2012 Financing in accordance with ASC 815, as this instrument is considered a free-standing financial instrument that meets the criteria of a derivative under the guidance. The change in fair value as of each reporting date was recorded on the Statement of Operations and Comprehensive Loss. On June 28, 2013, $18,576,000 of the Call Option was exercised in connection with the 2013 Financing. The remaining $1,424,000 unexercised portion of the Call Option expired on June 30, 2013.

On October 2, 2012, the Company issued the 2012 Convertible Notes as discussed in Note 9 and classified the fair value of the Conversion Option and Call Option as a derivative liability. The Company will continue to re-measure their fair values at each reporting date, with any changes in fair value being recorded on the Statement of Operations and Comprehensive Loss.

The fair value of the Conversion Options and Call Option as of December 31, 2012, the Conversion Options and as of June 30, 2013, was determined using a risk-neutral framework within a Monte Carlo analysis. The valuation of the Conversion Options, and Call Option is subjective and is affected by changes in inputs to the valuation model including the assumptions regarding the aggregate value of the Company's debt and equity instruments; assumptions regarding the expected amounts and dates of future debt and equity financing activities; assumptions regarding the likelihood and timing of Fundamental Transactions or Major Transactions (as defined in the agreements); the historical and prospective volatility in the value of the company's debt and equity instruments; risk-free rates based on U.S. Treasury security yields; and the Company's dividend yield. In performing the valuation of the Conversion Options and Call Option, the Company believed the common stock price had not fully adjusted for the potential future dilution from this private placement. Therefore, the Company used an implied enterprise value considering potential future values for the Company contingent on the outcome of its research programs in conjunction with a Monte Carlo analysis to estimate the range of possible outcomes within each scenario and to allocate value to the securities in accordance with the terms of the agreements. The valuation resulted in a model-derived common stock value of $0.04 per share and $0.11 per share as of December 31, 2012 and June 30, 2013, respectively, primarily due to the preference rights of the debt holders and the anti-dilution and net cash settlement features of warrants issued in 2011, 2012, and 2013. Changes in these assumptions can materially affect the fair value estimate.

The following table summarizes the calculated aggregate fair values using a risk-neutral framework within a Monte Carlo analysis of the Conversion Option and the Call Option as of the dates indicated along with assumptions utilized in each calculation.

	Embedded Derivative and Derivative Liability
	Conversion Option- 2013 Notes	Conversion Option-2012 Notes		Call Option
	June 30, 2013	December 31, 2012	June 30, 2013	December 31, 2012	June 30, 2013
Calculated aggregate value (in thousands)	$732	$276	$591	$2,449	$—
Equity volatility	120%	115%	120%	115%	—
Asset volatility	90%	90%	90%	90%	—
Probability of Fundamental Transaction or Major Transaction	100%	100%	100%	100%	—
Weighted average risk-free interest rate	0.3%	0.3%	0.3%	0.3%	—
Dividend yield	None	None	None	None	—

(12)         Embedded Derivative and Derivative Liability

The Company accounts for the Demand Note Exchange Right and the Conversion Option in accordance with ASC 815, Derivatives and Hedging (ACS 815). Under this accounting guidance, the Company is required to bifurcate the embedded derivative from the host instrument and account for it as a derivative financial instrument. The Company also accounts for the Call Option issued in connection with the 2012 Financing in accordance with ASC 815, as this instrument is considered a free-standing financial instrument that meets the criteria of a derivative under the guidance.

Demand Note Exchange Right, Embedded Derivative Conversion Option and Call Option Derivative Liability

On October 2, 2012, the Company issued the Convertible Notes and the holders of the Demand Notes exercised their Exchange Right. The Company classified the fair value of the Conversion Option and Call Option as a liability and re-measured the fair value as of December 31, 2012.

The fair value of the Demand Note Exchange Right as of the date of issuance, as well as the fair values of the Conversion Option and Call Option as of the date of issuance and as of December 31, 2012, was determined using a risk-neutral framework within a Monte Carlo analysis. The valuation of the Demand Note Exchange Right, Conversion Option, and Call Option is subjective and is affected by changes in inputs to the valuation model including the assumptions regarding the aggregate value of the Company's debt and equity instruments; assumptions regarding the expected amounts and dates of future debt and equity financing activities; assumptions regarding the likelihood and timing of Fundamental Transactions or Major Transactions (as defined in the agreement); the historical and prospective volatility in the value of the company's debt and equity instruments; risk-free rates based on U.S. Treasury security yields; and the Company's dividend yield. In performing the valuation of the Conversion Option and Call Option, the Company believed the common stock price had not fully adjusted for the potential future dilution from this private placement. Therefore, the Company used an implied enterprise value considering potential future values for the Company contingent on the outcome of its research programs in conjunction with a Monte Carlo analysis to estimate the range of possible outcomes within each scenario and to allocate value to the securities in accordance with the terms of the agreements. The valuation resulted in a model-derived common stock value of $0.04 per share as of December 31, 2012 primarily due to the preference rights of the debt holders and the anti-dilution and net cash settlement features of warrants issued in 2011 and 2012. Changes in these assumptions can materially affect the fair value estimate.

The following table summarizes the calculated aggregate fair values of the Demand Note Exchange Right, the Conversion Option and the Call Option as of the dates indicated along with assumptions utilized in each calculation.

	Embedded Derivative and Derivative Liability
	Demand Note Exchange Right	Conversion Option		Call Option
	September 30, 2012	October 2, 2012	December 31, 2012	October 2, 2012	December 31, 2012

Calculated aggregate value (in thousands)	$310	$488	$276	$3,181	$2,449
Equity volatility	115%	115%	115%	115%	115%
Asset volatility	90%	90%	90%	90%	90%
Probability of Fundamental Transaction or Major Transaction	100%	100%	100%	100%	100%
Weighted average risk-free interest rate	0.2%	0.2%	0.3%	0.2%	0.3%
Dividend yield	None	None	None	None	None

Warrants - Q2	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Warrants [Abstract]
Warrants
(12)	Warrants

The Company accounts for stock warrants as either equity instruments or derivative liabilities depending on the specific terms of the warrant agreement. Stock warrants are accounted for as derivative liabilities if the stock warrants allow for cash settlement or provide for modification of the warrant exercise price in the event that subsequent sales of common stock are at a lower price per share than the then-current warrant exercise price. The Company classifies derivative warrant liabilities on the balance sheet as a current liability, which is revalued at each balance sheet date subsequent to the initial issuance of the stock warrant.

The following table summarizes outstanding warrants to purchase common stock:
	Shares Exercisable as of
	December 31,	June 30,	Weighted Average Exercise Price
	2012	2013			Expiration
Equity-classified warrants
Issued to lenders and vendors	18,514	18,514	$158.81		August 2013 through September 2019
	18,514	18,514

Liability-classified warrants
Issued pursuant to March 2011 equity financing	27,388,851	27,218,851	$1.01	(1)	March 2016
Issued pursuant to October 2012 debt financing	52,843,337	57,438,408	$0.69	(2)	October 2014 through October 2022
Issued pursuant to June 2013 Celgene transaction	—	22,277,228	$1.01		June 2018 through June 2023
Issued pursuant to June 2013 debt financing	—	80,765,220	$0.69		June 2018 through June 2023
	80,232,188	187,699,707
Total	80,250,702	187,718,221

(1)
Effective April 6, 2013, the 2011 Warrants were adjusted downward by 8.0% from $1.10 to $1.01. The effectiveness of the Registration Statement on March 28, 2013 triggered an adjustment of the exercise price of the 2011 Warrants. Exercise price at December 31, 2012 was $1.10.

(2)
On April 6, 2013 the exercise price of the warrants issued in connection with the 2012 Financing was adjusted from $0.75 to $0.69, and the number of shares issuable upon exercise of the Warrants was increased to 57,438,408 shares. The effectiveness of the Registration Statement on March 28, 2013 triggered an adjustment of the exercise price of the 2012 Warrants and the number of shares issuable upon exercise of the warrants was increased. The exercise price at December 31, 2012 was $0.75.

Liability-classified Warrants

2011 Warrants

In March 2011, the Company issued warrants (2011 Warrants) to purchase 1,046,102 shares of common stock in connection with a private placement transaction. Each warrant was exercisable in whole or in part at any time until March 4, 2016 at a per share exercise price of $28.80, subject to certain adjustments as specified in the warrant agreement. The Company valued the warrants as derivative financial instruments as of the date of issuance (March 4, 2011) and will continue to do so at each reporting date, with any changes in fair value being recorded on the Statement of Operations and Comprehensive Loss. On December 31, 2012, the Company commenced an offer to the holders of 2011 Warrants to amend and restate the 2011 Warrants. Following execution by the holders of the Exchange Agreements and receipt of the Amended and Restated 2011 Warrants, such holders had the right in the aggregate to purchase 27,388,851 shares of common stock at an exercise price of $1.10. Effective April 6, 2013, the 2011 Warrants were adjusted downward by 8.0% from $1.10 to $1.01.

The warrants contain provisions that require the modification of the exercise price and shares to be issued under certain circumstances, including in the event the Company completes subsequent equity financings at a price per share lower than the then-current warrant exercise price. In addition, the warrants contain a net cash settlement provision under which the warrant holders may require the Company to purchase the warrants in exchange for a cash payment following the announcement of specified events defined as Fundamental Transactions involving the Company (e.g., merger, sale of all or substantially all assets, tender offer, or share exchange). The net cash settlement provision requires use of the Black-Scholes model in calculating the cash payment value in the event of a Fundamental Transaction.

The fair value of the 2011 Warrants as of December 31, 2012 and June 30, 2013 was determined using a risk-neutral framework within a Monte Carlo analysis to model the impact of potential modifications to the warrant exercise price and to include the probability of a Fundamental Transaction into the calculation of fair value. The valuation of warrants is subjective and is affected by changes in inputs to the valuation model including the price per share of the Company's common stock; assumptions regarding the expected amounts and dates of future debt and equity financing activities; assumptions regarding the likelihood and timing of Fundamental Transactions and, the historical volatility of the stock prices of the Company's common stock; risk-free rates based on U.S. Treasury security yields; and the Company's dividend yield.

In connection with the valuation performed on the 2011 Warrants, the Company believed the common stock price had not fully adjusted for the potential future dilution from the 2012 and 2013 Financings due to the trading restrictions on the unregistered shares of common stock issued and issuable from the conversion of debt and warrants, the uncertainty of the Company's outcome on its research programs, and the anti-dilution adjustment features of the warrants. Therefore, the Company used an implied enterprise value considering potential future values for the Company contingent on the outcome of its research programs in conjunction with a Monte Carlo analysis to estimate the range of possible outcomes within each scenario and to allocate value to the securities in accordance with the terms of the agreements. The valuation resulted in a model-derived common stock value of $0.04 per share and $0.011 per share as of December 31, 2012 and June 30, 2013, respectively, primarily due to the preference rights of the debt holders and the anti-dilution and net cash settlement features of the 2011, 2012, and 2013 Warrants. Changes in these assumptions can materially affect the fair value estimate. The Company will continue to classify the fair value of the warrants as a liability until the warrants are exercised, expire, or are amended in a way that would no longer require these warrants to be classified as a liability.

During the three and six months ended June 30, 2012, the Company recorded non-operating income of $1.2 million and $0.7 million, respectively due to a decrease in the estimated fair value of these warrants. During the three and six months ended June 30, 2013, the Company recorded non-operating expense of $0.7 million and $0.9 million, respectively due to an increase in the estimated fair value of these warrants.

The following table summarizes the calculated aggregate fair values and net cash settlement value for the 2011 Warrants as of the dates indicated along with the assumptions utilized in each calculation.
	Fair value as of
	December 31,	June 30,	Net cash settlement value as of
	2012	2013	June 30, 2013

Calculated aggregate value (in thousands)	$2,378	$1,451	$8,313	(1)
Exercise price per share of warrant	$1.10	$1.01	$1.01
Closing price per share of common stock	Not applicable	Not applicable	$0.31
Equity volatility	115.0%	120.0%	322.0	% (2)
Asset volatility	90%	90.3%	Not applicable
Probability of Fundamental Transaction	100%	100%	Not applicable
Expected term (years)	Not applicable	Not applicable	2.7
Weighted average risk-free interest rate	0.3%	0.3%	0.7%
Dividend yield	None	None	None

(1)	Represents the net cash settlement value of the warrant as of June 30, 2013, which value was calculated utilizing the Black-Scholes model specified in the warrant agreement.
(2)	Represents the volatility assumption used to calculate the net cash settlement value as of June 30, 2013 based on the terms of the warrant agreement.

2012 and 2013 Warrants

On October 2, 2012, as part of the 2012 Financing, the Company issued the 2012 Warrants to holders of the 2012 Convertible Notes. The 2012 Warrants were exercisable at an exercise price of $0.75 per share subject to certain adjustments as specified in the warrant agreement. The Company valued the warrants as derivative financial instruments as of the date of issuance and will continue to do so at each reporting date, with any changes in fair value being recorded on the Statement of Operations. On April 6, 2013, the conversion price of the 2012 Convertible Notes was adjusted to $0.69 per share, the exercise price of the Warrants was adjusted to $0.69 per share, and the number of shares issuable upon exercise of the Warrants was increased to 57,438,408 shares.

On June 28, 2013, as part of the 2013 Financing, the Company issued the 2013 Warrants to holders of the 2013 Convertible Notes. The 2013 Warrants are currently exercisable at an exercise price of $0.69 per share subject to certain adjustments as specified in the warrant agreement. In addition, on June 28, 2013, the Company entered into a Collaboration and Option Agreement with Celgene Corporation under which Celgene paid the Company $15 million in exchange for (i) five-year warrants to purchase 7,425,743 shares of common stock and ten-year warrants to purchase 14,851,485 shares of common stock, (ii) a right of first negotiation to the Company's Neo-Kidney Augment Program; and (iii) entering into the Collaboration and Option Agreement. The Celgene Warrants are currently exercisable at an exercise price of $1.01 per share. The Company valued the 2013 warrants as derivative financial instruments as of the date of issuance and will continue to do so at each reporting date, with any changes in fair value being recorded on the Statement of Operations and Comprehensive Loss.

The 2012 and 2013 warrants contain provisions that require the modification of the exercise price and shares to be issued under certain circumstances, including in the event the Company completes subsequent equity financings at a price per share lower than the then-current warrant exercise price. In addition, the warrants contain a net cash settlement provision under which the warrant holders may require the Company to purchase the warrants in exchange for a cash payment following the announcement of specified events defined as Major Transactions involving the Company (e.g., merger, sale of all or substantially all assets, tender offer, or share exchange). The net cash settlement provision requires use of the Black-Scholes model in calculating the cash payment value in the event of a Major Transaction.

The fair value of the 2012 and 2013 warrants as of December 31, 2012 and June 30, 2013 was determined using a risk-neutral framework within a Monte Carlo analysis to model the impact of potential modifications to the warrant exercise price and to include the probability of a Fundamental Transaction. In addition, the following inputs were used in the valuation model: assumptions regarding the aggregate value of the Company's debt and equity instruments, the amounts and dates of future debt financing transaction, and the historical and prospective volatility in the value of the Company's debt and equity instruments. The Company used an implied enterprise value considering potential future values for the Company contingent on the outcome of its research programs in conjunction with a Monte Carlo analysis to estimate the range of possible outcomes within each scenario and to allocate value to the securities in accordance with the terms of the agreements. The valuation resulted in a model-derived common stock value of $0.04 per share and $0.11 per share as of December 31, 2012 and June 30, 2013, respectively, primarily due to the preference rights of the debt holders and the anti-dilution and net cash settlement features of the 2011, 2012, and 2013 Warrants. Changes in these assumptions can materially affect the fair value estimate. The Company will continue to classify the fair value of the warrants as a liability until the warrants are exercised, expire, or are amended in a way that would no longer require these warrants to be classified as a liability.

During the three months ended June 30, 2013, the Company recorded non-operating income of $0.1 million due to a decrease in the estimated fair value of these warrants. During the six months ended June 30, 2013, the Company recorded non-operating expense of $1.6 million due to an increase in the estimated fair value of these warrants.

The following table summarizes the calculated aggregate fair values and net cash settlement value for the 2012 Warrants as of the dates indicated along with the assumptions utilized in each calculation.

	Fair value as of:		Net cash settlement value as of June 30, 2013
	December 31, 2012	June 30, 2013

Calculated aggregate value (in thousands)	$3,800	$6,512	$25,007 (1)
Exercise price per share of warrant	$0.75	$0.69	$0.69
Closing price per share of common stock	Not applicable	Not applicable	$0.44 (2)
Equity volatility	115.0%	120.0%	288.7% (3)
Asset volatility	90.0%	90.3%	Not applicable
Probability of Fundamental Transaction	100%	100%	Not applicable
Expected term (years)	Not applicable	Not applicable	7.5
Risk-free interest rate	0.3%	0.3%	2.1%
Dividend yield	None	None	None

(1)	Represents the net cash settlement value of the warrant as of June 30, 2013, which value was calculated utilizing the Black-Scholes model defined in the 2012 Warrant Agreement.
(2)	Represents the five-day Tengion stock VWAP used to calculate the net cash settlement value as of June 30, 2013.
(3)	Represents the volatility assumption used to calculate the net cash settlement value as of June 30, 2013, defined in the 2012 Warrant Agreement.

The following table summarizes the calculated aggregate fair values and net cash settlement value for the 2013 Warrants as of the dates indicated along with the assumptions utilized in each calculation.

	Fair value as of June 30, 2013	Net cash settlement value as of June 30, 2013

Calculated aggregate value (in thousands)	$13,047	$45,016(1)
Weighted average exercise price per share of warrant	$0.76	$0.76
Closing price per share of common stock	Not applicable	$0.44 (2)
Equity volatility	120.0%	288.7% (3)
Asset volatility	90.3%	Not applicable
Probability of Fundamental Transaction	100%	Not applicable
Expected term (years)	Not applicable	8.3
Risk-free interest rate	0.3%	2.2%
Dividend yield	None	None

(1)	Represents the net cash settlement value of the warrant as of June 30, 2013, which value was calculated utilizing the Black-Scholes model defined in the 2013 Warrant Agreement.
(2)	Represents the five-day Tengion stock VWAP used to calculate the net cash settlement value as of June 30, 2013.
(3)	Represents the volatility assumption used to calculate the net cash settlement value as of June 30, 2013, defined in the 2013 Warrant Agreement.

(13)         Warrants

The Company accounts for stock warrants as either equity instruments or derivative liabilities depending on the specific terms of the warrant agreement. Stock warrants are accounted for as derivative liabilities if the stock warrants allow for cash settlement or provide for modification of the warrant exercise price in the event subsequent sales of common stock are at a lower price per share than the then-current warrant exercise price. The Company classifies derivative warrant liabilities on the balance sheet as a current liability, which is revalued at each balance sheet date subsequent to the initial issuance of the stock warrant.

The following table summarizes outstanding warrants to purchase common stock:

	Shares Exercisable as of December 31,		Exercise
	2011	2012	Price	Expiration
Equity-classified warrants
Issued to vendors	389	389	$23.20	September 2015 through December 2016
Issued pursuant to refinancing of Working Capital Note	7,068	7,068	$28.80	March 2016
Issued to lenders	6,449	6,449	$234.40	August 2013 through December 2016
Issued to lenders	4,608	4,608	$263.90	October 2015 through September 2019
	18,514	18,514

Liability-classified warrants
Issued pursuant to March 2011 equity financing (1)	1,046,102	27,388,851	$1.10	March 2016
Issued pursuant to October 2012 debt financing	—	52,843,337	$0.75	October 2014 through October 2022
	1,046,102	80,232,188
Total	1,064,616	80,250,702

(1)
Prior to the 2012 Financing, the holders of 2011 Warrants had the right in the aggregate to purchase 1,046,102 shares of common stock at an exercise price of $28.80 per share. Subsequent to the 2012 Financing, the holders of the 2011 Warrants agreed to amend the terms of the 2011 Warrants and receive Amended and Restated 2011 Warrants to replace the 2011 Warrants. Holders of the Amended and Restated 2011 Warrants have the right in the aggregate to purchase 27,388,851 shares of common stock at an exercise price of $1.10.

Equity-classified Warrants

In March 2011, the Company granted a warrant to a lender to purchase 7,068 shares of common stock in connection with the refinancing of the Company's Working Capital Note. See Note 10 for a discussion of the refinancing. The Company determined the fair value of the warrant as of the date of grant was $14.90 per share by utilizing the Black-Scholes model. In estimating the fair value of the warrant, the Company utilized the following inputs: closing price per share of common stock of $27.40, volatility of 64.96%, expected term of 5 years, risk-free interest rate of 2.0% and dividend yield of zero.

Liability-classified Warrants

2011 Warrants

In March 2011, the Company issued warrants (2011 Warrants) to purchase 1,046,102 shares of common stock in connection with a private placement transaction. Each warrant was exercisable in whole or in part at any time until March 4, 2016 at a per share exercise price of $28.80, subject to certain adjustments as specified in the warrant agreement. The Company valued the warrants as derivative financial instruments as of the date of issuance (March 4, 2011) and will continue to do so at each reporting date, with any changes in fair value being recorded on the Statement of Operations.

On December 31, 2012, the Company commenced an offer to the holders of 2011 Warrants to amend and restate the 2011 Warrants. The Company subsequently executed exchange agreements (Exchange Agreements) with all of the holders of 2011 Warrants to exchange their 2011 Warrants for amended and restated warrants (2011 Amended and Restated Warrants).

Pursuant and subject to the Exchange Agreements, which generally governed the process of the exchange, the Holders executing the Exchange Agreements exchanged the 2011 Warrants held by each of them for 2011 Amended and Restated Warrants that provide for the following amendments:

·
an adjusted exercise price of $1.10, and a proportionate adjustment in the number of shares underlying the 2011 Warrants, which takes into account all adjustments under the 2011 Warrants as a result of the 2012 Financing;

·	certain edits to remove a Delisting (as defined in the 2011 Warrants) from qualifying as a fundamental transaction;
·
a Black Scholes calculation used to the determine the cash value received by a holder from the Company in connection with a repurchase of the unexercised portion of a warrant after the occurrence of a fundamental transaction that assumes a zero cost of borrow and a price per share equal to the closing market price of the Company's common stock, immediately prior to the closing of a fundamental transaction;

·
a Black Scholes calculation for purposes of determining the value of options issued in connection with the sale of other securities that assumes a zero cost of borrow and a price per share equal to the closing market price of the Company's common stock on the date the options are publicly announced, and if not announced, on the date they are issued; and

·
excluding the 2012 Financing and exercise of the call option provided under its terms as a trigger for adjustments to the exercise price of the warrants except that adjustments to the exercise price, conversion price or purchase price of the 2012 Financing securities (i) resulting from registration of such securities with the Securities Exchange Commission or the commencements of the Rule 144 Period, as contemplated by the 2012 Financing documents, will result in a proportional adjustment to the exercise price of the warrants and (ii) resulting from additional financings or other events will result in adjustments of the exercise price of the warrants pursuant to the terms of the 2011 Amended and Restated Warrant.

Prior to the 2012 Financing, the holders of 2011 Warrants had the right in the aggregate to purchase 1,046,102 shares of common stock at an exercise price of $28.80 per share. Following execution by the holders of the Exchange Agreements and receipt of the Amended and Restated 2011 Warrants, such holders had the right in the aggregate to purchase 27,388,851 shares of common stock at an exercise price of $1.10.
The warrants contain provisions that require the modification of the exercise price and shares to be issued under certain circumstances, including in the event the Company completes subsequent equity financings at a price per share lower than the then-current warrant exercise price. In addition, the warrants contain a net cash settlement provision under which the warrant holders may require the Company to purchase the warrants in exchange for a cash payment following the announcement of specified events defined as Fundamental Transactions involving the Company (e.g., merger, sale of all or substantially all assets, tender offer, or share exchange). The net cash settlement provision requires use of the Black-Scholes model in calculating the cash payment value in the event of a Fundamental Transaction.

The net cash settlement value at the time of any future Fundamental Transaction will depend upon the value of the following inputs at that time: the price per share of the Company's common stock, the volatility of the Company's common stock, the expected term of the warrant, the risk-free interest rate based on U.S. Treasury security yields, and the Company's dividend yield. The warrant requires use of a volatility assumption equal to the greater of (i) 100%, (ii) the 30-day volatility determined as of the trading day immediately following announcement of a Fundamental Transaction, or (iii) the arithmetic average of the 10, 30, and 50-day volatility determined as of the trading day immediately following announcement of a Fundamental Transaction. The net cash settlement value at the time of a Fundamental Transaction could exceed the carrying value. For example, as of December 31, 2012, the calculated cash settlement value of $16.5 million exceeded the fair value of $2.4 million.

As of December 31, 2011, the fair value of the warrants is determined using a risk-neutral lattice methodology within a Monte Carlo analysis to model the impact of potential modifications to the warrant exercise price and to include the probability of a Fundamental Transaction or Delisting into the calculation of fair value. The valuation of warrants is subjective and is affected by changes in inputs to the valuation model including the price per share of the Company's common stock, assumptions regarding the expected amounts and dates of future equity financing activities, assumptions regarding the likelihood and timing of Fundamental Transactions or a Delisting, the historical volatility of the stock prices of the Company's peer group, risk-free rates based on U.S. Treasury security yields, and the Company's dividend yield. Changes in these assumptions can materially affect the fair value estimate.

The fair value of the 2011 Warrants as of December 31, 2012 was determined using a risk-neutral framework within a Monte Carlo analysis to model the impact of potential modifications to the warrant exercise price and to include the probability of a Fundamental Transaction or, in the case of the December 31, 2011 valuation, a Delisting into the calculation of fair value. The valuation of warrants is subjective and is affected by changes in inputs to the valuation model including the price per share of the Company's common stock; assumptions regarding the expected amounts and dates of future debt and equity financing activities; assumptions regarding the likelihood and timing of Fundamental Transactions and, the historical volatility of the stock prices of the Company's common stock; risk-free rates based on U.S. Treasury security yields; and the Company's dividend yield.

In connection with the valuation performed on the 2011 Warrants, the Company believed the common stock price had not fully adjusted for the potential future dilution from the private placement completed on October 2, 2012 due to the trading restrictions on the unregistered shares of common stock issued and issuable from the conversion of debt and warrants, the uncertainty of the Company's outcome on its research programs, and the anti-dilution adjustment features of the warrants. Therefore, the Company used an implied enterprise value considering potential future values for the Company contingent on the outcome of its research programs in conjunction with a Monte Carlo analysis to estimate the range of possible outcomes within each scenario and to allocate value to the securities in accordance with the terms of the agreements. The valuation resulted in a model-derived common stock value of $0.05 per share primarily due to the preference rights of the debt holders and the anti-dilution and net cash settlement features of 2011 and 2012 Warrants. Changes in these assumptions can materially affect the fair value estimate. The Company will continue to classify the fair value of the warrants as a liability until the warrants are exercised, expire, or are amended in a way that would no longer require these warrants to be classified as a liability.

During the year ended December 31, 2011 and 2012, the Company recorded non-operating income of $14.4 million and $0.1 million, respectively due to a decrease in the estimated fair value of these warrants.

The following table summarizes the calculated aggregate fair values and net cash settlement value for the 2011 Warrants as of the dates indicated along with the assumptions utilized in each calculation.
	Fair value as of December 31,		Net cash settlement value as of
	2011	2012	December 31, 2012

Calculated aggregate value (in thousands)	$2,511	$2,378	$16,525	(2)
Exercise price per share of warrant (1)	$28.80	$1.10	$1.10
Closing price per share of common stock	$4.70	Not applicable	$0.99
Equity volatility	93.8%	115.0%	100.0	% (3)
Asset volatility	Not applicable	90.0%	Not applicable
Probability of Fundamental Transaction	28.9%	100%	Not applicable
Weighted average risk-free interest rate	0.7%	0.3%	0.4%
Dividend yield	None	None	None

(1)
Prior to the 2012 Financing, the holders of 2011 Warrants had the right in the aggregate to purchase 1,046,102 shares of common stock at an exercise price of $28.80 per share. Subsequent to the 2012 Financing, the holders of the 2011 Warrants agreed to amend the terms of the 2011 Warrants and receive Amended and Restated 2011 Warrants to replace the 2011 Warrants. Holders of the Amended and Restated 2011 Warrants have the right in the aggregate to purchase 27,388,851 shares of common stock at an exercise price of $1.10.

(2)	Represents the net cash settlement value of the warrant as of December 31, 2012, which value was calculated utilizing the Black-Scholes model specified in the warrant.
(3)	Represents the volatility assumption used to calculate the net cash settlement value as of December 31, 2012 based on the terms of the Amended and Restated Warrant Agreement.

2012 Warrants

On October 2, 2012, as part of the 2012 Financing, the Company issued the 2012 Warrants to holders of the Convertible Notes. The 2012 Warrants are exercisable at an exercise price of $0.75 per share subject to certain adjustments as specified in the warrant agreement. The Company valued the warrants as derivative financial instruments as of the date of issuance (October 2, 2012) and will continue to do so at each reporting date, with any changes in fair value being recorded on the Statement of Operations.

The 2012 Warrants include (i) five-year warrants to purchase up to 16,672,145 shares of common stock, (ii) ten-year warrants to purchase up to 33,344,293 shares of common stock and (iii) two-year warrants, issued only to holders of the Demand Notes, to purchase up to 1,118,722 shares of common stock.
In addition, the Company issued Horizon, ten-year warrants to purchase 1,138,785 shares of common stock and five-year warrants to purchase 569,392 shares of common stock in connection with the Loan Amendment (see Note 10).

The warrants contain provisions that require the modification of the exercise price and shares to be issued under certain circumstances, including in the event the Company completes subsequent equity financings at a price per share lower than the then-current warrant exercise price. In addition, the warrants contain a net cash settlement provision under which the warrant holders may require the Company to purchase the warrants in exchange for a cash payment following the announcement of specified events defined as Major Transactions involving the Company (e.g., merger, sale of all or substantially all assets, tender offer, or share exchange). The net cash settlement provision requires use of the Black-Scholes model in calculating the cash payment value in the event of a Major Transaction.

The net cash settlement value at the time of any future Major Transaction will depend upon the value of the following inputs at that time: the price per share of the Company's common stock, the volatility of the Company's common stock, the expected term of the warrant, the risk-free interest rate based on U.S. Treasury security yields, and the Company's dividend yield. The warrant requires use of a volatility assumption equal to the Five-Day Volume Weighted Average Price (VWAP) determined as of the trading day immediately following announcement of a Major Transaction. The net cash settlement value at the time of a Fundamental Transaction could exceed the carrying value. For example, as of December 31, 2012, the calculated cash settlement value of $39.9 million exceeded the fair value of $3.8 million.

The fair value of the warrants as of October 2, 2012 and December 31, 2012 was determined using a risk-neutral framework within a Monte Carlo analysis to model the impact of potential modifications to the warrant exercise price and to include the probability of a Fundamental Transaction. In addition, the following inputs were used in the valuation model: assumptions regarding the aggregate value of the Company's debt and equity instruments, the amounts and dates of future debt financing transaction, and the historical and prospective volatility in the value of the Company's debt and equity instruments. The Company used an implied enterprise value considering potential future values for the Company contingent on the outcome of its research programs in conjunction with a Monte Carlo analysis to estimate the range of possible outcomes within each scenario and to allocate value to the securities in accordance with the terms of the agreements. As of December 31, 2012, the valuation resulted in a model-derived common stock value of $0.04 per share primarily due to the preference rights of the debt holders and the anti-dilution and net cash settlement features of the 2011 and 2012 Warrants. Changes in these assumptions can materially affect the fair value estimate. The Company will continue to classify the fair value of the warrants as a liability until the warrants are exercised, expire, or are amended in a way that would no longer require these warrants to be classified as a liability.

During the year ended December 31, 2012, the Company recorded non-operating income of $1.3 million, due to a decrease in the estimated fair value of these warrants.

The following table summarizes the calculated aggregate fair values and net cash settlement value for the 2012 Warrants as of the dates indicated along with the assumptions utilized in each calculation.
	Fair value as of:		Net cash settlement value as of December 31, 2012
	October 2, 2012	December 31, 2012

Calculated aggregate value (in thousands)	$4,944	$3,800	$39,900	(1)
Exercise price per share of warrant	$0.75	$0.75	$0.75
Closing price per share of common stock	Not applicable	Not applicable	$0.99	(2)
Equity volatility	115%	115%	76	% (3)
Asset volatility	90%	90%	Not applicable
Probability of Fundamental Transaction	100%	100%	Not applicable
Expected term (years)	Not applicable	Not applicable	8.0
Risk-free interest rate	0.2%	0.3%	1.4%
Dividend yield	None	None	None

(1)	Represents the net cash settlement value of the warrant as of December 31, 2012, which value was calculated utilizing the Black-Scholes model defined in the 2012 Warrant Agreement.
(2)	Represents the 5 day Tengion stock VWAP used to calculate the net cash settlement value as of December 31, 2012.
(3)	Represents the volatility assumption used to calculate the net cash settlement value as of December 31, 2012, defined in the 2012 Warrant Agreement.

Stock-based Compensation - Q2	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stock-based Compensation [Abstract]
Stock-based Compensation
(13)	Stock-based Compensation

The Company currently maintains two stock-based compensation plans. Under the 2004 Stock Option Plan (the 2004 Plan), stock awards were granted to employees, directors, and consultants of the Company, in the form of restricted stock and stock options. The amounts and terms of options granted were determined by the Company's compensation committee. The equity awards granted under the Plan generally vest over four years and have terms of up to ten years after the date of grant, and options are exercisable in cash or as otherwise determined by the board of directors. There are no shares available for future grants under the 2004 Plan, as grants from the 2004 Plan ceased upon the Company's initial public offering in April 2010.

The 2010 Stock Incentive and Option Plan (2010 Plan) became effective upon the closing of the Company's initial public offering. Under the 2010 Plan, stock awards may be granted to employees, directors, and consultants of the Company, in the form of restricted or unrestricted stock, stock appreciation rights, cash-based or performance share awards and stock options. The amounts and terms of options granted are determined by the Company's compensation committee. The equity awards granted under the Plan generally vest over four years and have terms of up to ten years after the date of grant, and options are exercisable in cash or as otherwise determined by the board of directors. The 2010 Plan allows for the transfer of forfeited shares from the 2004 Plan. As of June 30, 2013, 153,707 shares of common stock were available for future grants under the 2010 Plan.

Stock Options

The following table summarizes stock option activity under the Plans:
	Number of shares	Weighted- average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2012	234,465	$12.37	8.5	$—
Granted	—	$—
Exercised	—	$—
Forfeited	(2,419)	$16.04
Outstanding at June 30, 2013	232,046	$12.33	8.0	$—

Vested and expected to vest at June 30, 2013	218,891	$12.55	8.0	$—

Exercisable at June 30, 2013	110,241	$16.78	7.6	$—

Total stock-based compensation expense recognized for stock options to employees and non-employee directors for the three months ended June 30, 2012 and 2013 was $0.1 million and $0.1 million, respectively. Total stock-based compensation expense recognized for stock options to employees and non-employee directors for the six months ended June 30, 2012 and 2013 was $0.2 million and $0.2 million, respectively. As of June 30, 2013, there was $0.6 million of unrecognized compensation expense, net of forfeitures, related to non-vested employee and non-employee director stock options, which is expected to be recognized over a weighted- average period of 2.3 years.

Restricted Stock

The Company has issued restricted stock as compensation for the services of certain employees and other third parties. The grant date fair value of restricted stock was based on the fair value of the common stock on the date of grant, and compensation expense is recognized ratably as the restrictions lapse.

The following table summarizes restricted stock activity under the Plans:
	Number of shares	Weighted- average grant date fair value
Nonvested at December 31, 2012	74,372	$7.81
Granted	—	$—
Vested	(19,221)	$8.35
Forfeited	(212)	$15.81
Nonvested at June 30, 2013	54,939	$7.60

Total stock-based compensation expense for restricted stock was $34,000 and $36,000 for the three months ended June 30, 2012 and 2013, respectively. Total stock-based compensation expense for restricted stock was $83,000 and $81,000 for the six months ended June 30, 2012 and 2013, respectively. As of June 30, 2013, there was $0.3 million of unrecognized compensation expense related to restricted stock awards, which is expected to be recognized over a weighted- average period of 2.5 years.

(14)            Stock-based Compensation

The Company currently maintains two stock-based compensation plans. Under the 2004 Stock Option Plan (the 2004 Plan), stock awards were granted to employees, directors, and consultants of the Company, in the form of restricted stock and stock options. The amounts and terms of options granted were determined by the Company's compensation committee. The equity awards granted under the Plan generally vest over four years and have terms of up to ten years after the date of grant, and options are exercisable in cash or as otherwise determined by the board of directors. There are no shares available for future grants under the 2004 Plan, as grants from the 2004 Plan ceased upon the Company's initial public offering in April 2010.

The 2010 Stock Incentive and Option Plan (2010 Plan) became effective upon the closing of the Company's initial public offering. Under the 2010 Plan, stock awards may be granted to employees, directors, and consultants of the Company, in the form of restricted or unrestricted stock, stock appreciation rights, cash-based or performance share awards and stock options. The amounts and terms of options granted are determined by the Company's compensation committee. The equity awards granted under the Plan generally vest over four years and have terms of up to ten years after the date of grant, and options are exercisable in cash or as otherwise determined by the board of directors. The 2010 Plan allows for the transfer of forfeited shares from the 2004 Plan. As of December 31, 2012, 46,652 shares of common stock were available for future grants under the Plan.

Stock Options

The following table summarizes stock option activity under the Plans:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at December 31, 2010	137,896	$24.88
Granted	130,569	$11.34
Exercised	(18,735)	$4.40
Forfeited	(74,858)	$25.36
Outstanding at December 31, 2011	174,872	$16.76
Granted	87,184	$5.66
Exercised	(2,432)	$4.40
Forfeited	(25,159)	$20.45
Outstanding at December 31, 2012	234,465	$12.37	8.5	$—

Vested and expected to vest at December 31, 2012	218,118	$12.69	8.4	$—

Exercisable at December 31, 2012	71,442	$21.45	7.6	$—

During 2011 and 2012, the Company issued options to purchase 129,569, and 87,184 shares of common stock, respectively, to employees and non-employee directors under the Plans. The per-share weighted-average fair value of the options granted to employees during 2011 and 2012 was estimated at $6.10, and $5.66, respectively, on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2011	2012

Volatility	79%	84%
Expected term	5.5 years	6.0 years
Risk-free interest rate	1.4%	1.1%
Dividend yield	None	None

Total stock-based compensation expense recognized for stock options to employees and non-employee directors for the years ended December 31, 2011 and 2012 was $0.7 million and $0.4 million, respectively. As of December 31, 2012, there was $0.7 million of unrecognized compensation expense, net of forfeitures, related to non-vested employee stock options and remaining incremental expense associated with the modification of stock options and no unrecognized compensation expense related to non-vested non-employee director stock options.

During 2011, the Company issued options to purchase 1,000 shares of common stock to non-employee consultants under the Plan. No options were granted to non-employees during the year ended December 31, 2012. The per-share weighted-average fair value of the options granted to non-employees during 2011 was estimated at $2.90 on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2011	2012

Volatility	89%	Not applicable
Expected term	5 years	Not applicable
Risk-free interest rate	0.8%	Not applicable
Dividend yield	None	Not applicable

Total stock-based compensation expense recognized for stock options to nonemployees for the years ended December 31, 2011 and 2012 was $9,000 and $1,000, respectively. As of December 31, 2012, there was not any unrecognized compensation expense related to non-vested nonemployee stock options.

Restricted Stock

The Company has issued restricted stock as compensation for the services of certain employees and other third parties. The grant date fair value of restricted stock was based on the fair value of the common stock on the date of grant, and compensation expense is recognized based on the period in which the restrictions lapse.

The following table summarizes restricted stock activity under the Plans:
	Number of shares	Weighted-average grant date fair value
Nonvested at December 31, 2010	—	$—
Granted	31,096	$24.20
Vested	(2,167)	$24.20
Forfeited	(14,941)	$24.20
Nonvested at December 31, 2011	13,988	$24.20
Granted	67,863	$6.00
Vested	(5,047)	$24.20
Forfeited	(2,432)	$17.36
Nonvested at December 31, 2012	74,372	$7.81

Total stock-based compensation expense for restricted stock was $0.1 million and $0.2 million for the years ended December 31, 2011 and 2012, respectively. As of December 31, 2012, there was $0.4 million of unrecognized compensation expense related to restricted stock awards, which is expected to be recognized over a weighted- average period of 2.9 years.

Commitments and Contingencies - Q2	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies
(14)	Commitments and Contingencies

Leases

The Company leases office space and office equipment under operating leases, which expire at various times through February 2016. Excluding the lease liability activity described in Note 8, rent expense under these operating leases was $37,000 and $9,000 for the three months ended June 30, 2012 and 2013, respectively. Excluding the lease liability activity described in Note 8, rent expense under these operating leases was $87,000 and $81,000 for the six months ended June 30, 2012 and 2013, respectively.
The following table summarizes future minimum lease payments as of June 30, 2013 (in thousands):

2013	$519
2014	1,055
2015	1,079
2016	278
Total minimum lease payments (1)	$2,931

(1) The future minimum lease payments above do not include the impact of any potential sublease income discussed in Note 8 related to the Company's lease liability.

(16)          Commitments and Contingencies

(a)Leases and Letters of Credit

The Company leases office space and office equipment under operating leases, which expire at various times through February 2016. Excluding the lease liability activity described in Note 9, rent expense under these operating leases was $0.7 million and $0.2 million for each of the years ended December 31, 2011 and 2012, respectively.

The following table summarizes future minimum lease payments as of December 31, 2012 (in thousands):

2013	$947
2014	1,055
2015	1,079
2016	278
Total minimum lease payments (1)	$3,360

(1)	The future minimum lease payments above do not include the impact of any potential sublease income discussed in Note 9 related to the Company's lease liability.

Effective March 2011, the lease agreement for the Company's facility in East Norriton, Pennsylvania required the Company to provide security and restoration deposits totaling $2.2 million to the landlord, an increase from the prior amount of $1.7 million. Until January 2011, the Company obtained letters of credit from a bank in favor of the landlord to satisfy the obligations. In January 2011, the Company deposited $1.0 million with the landlord as a security deposit, which amount is recorded as a non-current other asset on the Company's balance sheet as of December 31, 2011. As of December 31, 2011, an outstanding letter of credit was satisfying the remaining restoration deposit obligation of $1.2 million. At the end of the lease term, the landlord has the right to require us to utilize the funds collateralizing this letter of credit to restore the facility to its original condition. The letter of credit was collateralized by an account held at the bank. The letter of credit expired on December 2, 2012. As a result, the Company has deposited an additional $1.2 million in an account held by the landlord to satisfy its deposit obligation.

In May 2011, the Company exercised the first five-year renewal option under its lease for laboratory space in Winston-Salem, North Carolina. The amended lease extends the lease term to October 2016 and provides for payments of average annual base rent of approximately $0.2 million commencing in October 2011.

(b)	License and Research Agreements

In 2003, a license agreement was executed with Children's Medical Center Corporation (CMCC), whereby CMCC granted the Company a license to utilize certain patent rights. In accordance with the license agreement, the Company paid an initial license fee of $0.2 million, which was recorded as research and development expense. Additionally, the license agreement requires the Company to reimburse CMCC for patent costs related to the underlying licensed rights. In, 2011, 2012, and for the period from July 10, 2003 (inception) through December 31, 2012, the Company recorded $0.2 million, $0.1 million, and $2.4 million, respectively, related to the reimbursement of such patent costs as general and administrative expenses in the accompanying statements of operations.

The Company is obligated to make payments to CMCC upon the occurrence of various development and sales milestones. During the fourth quarter of 2006, the Company achieved two of its development milestones for the first licensed product launched, as defined in the agreement, and paid $0.4 million, which was recorded as research and development expense for the year ended December 31, 2006. No further milestones payments have been made. If the Company develops and obtains regulatory approval of a licensed product in each of the four subfields covered under the license, it will be required to pay CMCC milestones aggregating approximately $6.9 million, which includes $0.4 million paid to date. Also, if cumulative net sales of all licensed products reach a certain level, the Company will be required to make a one-time sales milestone payment of $2.0 million. The timing and likelihood of such milestone payments are not currently known to the Company. A portion of the milestone payments the Company makes will be credited against its future royalty payments. The Company must pay CMCC royalties in the mid-single digit range based on net sales of licensed products as defined in the agreement by the Company, its affiliates and its sublicensees, which royalties will be reduced for certain amounts the Company is required to pay to license patents or intellectual property from third parties and under certain circumstances if there is a competing product. No royalties will be payable with respect to sales of licensed products in countries where there is no valid patent claim, unless the Company advised CMCC not to file for patent protection in that country and later chose to market and sell licensed products in such country. The license agreement, and the Company's obligation to pay royalties, terminates on the later of the expiration, on a country-by-country basis, of the last patent right and October 2018.

In January 2006 the Company entered into a license agreement with Wake Forest University Health Sciences, or WFUHS, which was amended in May 2007, for the license of certain of WFUHS's intellectual property rights. Under the license agreement, the Company issued WFUHS a warrant to purchase 320 shares of the Company's common stock through January 1, 2016 at an exercise of $23.20 per share and is required to pay WFUHS a percentage of certain consideration received from a sublicensee. The Company is not required to make any milestone payments to WFUHS related to the development or commercialization of the licensed products, but the Company is required to pay certain license maintenance fees with respect to each product covered by new development patents, commencing two years after the Company initiates the first animal study conducted under cGLP, with respect to such product. These license maintenance fees, which are in the low six figure range with respect to each product, will be creditable against royalties the Company is obligated to pay to WFUHS for such product. In addition, the Company is required to pay WFUHS royalties in the low- to mid-single digit range based on net sales of licensed products in all countries. With respect to any product covered by an improvement patent, the Company's obligation to pay royalties to WFUHS terminates upon the later of the expiration, on a product-by-product basis, of the last to expire patent covering such product and the date that is 15 years from the first commercial sale of such product, provided that no such royalty is payable more than seven years after expiration of the last-to-expire patent covering such product.

Organization and Nature of Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Organization and Nature of Operations [Abstract]
Organization and Nature of Operations
(1)	Organization and Nature of Operations

Tengion, Inc. (the Company) was incorporated in Delaware on July 10, 2003. The Company is a regenerative medicine company focused on discovering, developing, manufacturing and commercializing a range of neo-organs, or products composed of living cells, with or without synthetic or natural materials, implanted or injected into the body to engraft into, regenerate, or replace a damaged tissue or organ. Using its Organ Regeneration Platform, the Company creates these neo-organs using a patient's own cells, or autologous cells. The Company believes its proprietary product candidates harness the intrinsic regenerative pathways of the body to regenerate a range of native-like organs and tissues. The Company's product candidates are intended to delay or eliminate the need for chronic disease therapies, organ transplantation, and the administration of anti-rejection medications. In addition, the Company's neo-organs are designed to replace the need to substitute other tissues of the body for a purpose to which they are poorly suited.

Building on its clinical and preclinical experience, the Company is initially leveraging its Organ Regeneration Platform to develop its Neo-Urinary Conduit for bladder cancer patients who are in need of a urinary diversion and its Neo-Kidney Augment for patients with advanced chronic kidney disease. The Company operates as a single business segment. Operations of the Company are subject to certain risks and uncertainties, including, among others: uncertainty of product candidate development; technological uncertainty; dependence on collaborative partners; uncertainty regarding patents and proprietary rights; comprehensive government regulations; having no commercial manufacturing experience, marketing or sales capability or experience; and dependence on key personnel.

(1)           Organization and Nature of Operations

Tengion, Inc. (the Company) was incorporated in Delaware on July 10, 2003. The Company is a regenerative medicine company focused on discovering, developing, manufacturing and commercializing a range of neo-organs, or products composed of living cells, with or without synthetic or natural materials, implanted or injected into the body to engraft into, regenerate, or replace a damaged tissue or organ. Using its Organ Regeneration Platform, the Company creates these neo-organs using a patient's own cells, or autologous cells. The Company believes its proprietary product candidates harness the intrinsic regenerative pathways of the body to regenerate a range of native-like organs and tissues. The Company's product candidates are intended to delay or eliminate the need for chronic disease therapies, organ transplantation, and the administration of anti-rejection medications. In addition, the Company's neo-organs are designed to replace the need to substitute other tissues of the body for a purpose to which they are poorly suited.

Building on its clinical and preclinical experience, the Company is initially leveraging its Organ Regeneration Platform to develop its Neo-Urinary Conduit for bladder cancer patients who are in need of a urinary diversion and its Neo-Kidney Augment for patients with advanced chronic kidney disease. The Company operates as a single business segment. Operations of the Company are subject to certain risks and uncertainties, including, among others, uncertainty of product candidate development; technological uncertainty; dependence on collaborative partners; uncertainty regarding patents and proprietary rights; comprehensive government regulations; having no commercial manufacturing experience, marketing or sales capability or experience; and dependence on key personnel.

On September 4, 2012, the Company was notified by NASDAQ of its determination to delist the Company's common stock from NASDAQ effective at the open of business on September 6, 2012, due to its failure to comply with the minimum $2.5 million stockholders' equity requirement for continued listing on the Nasdaq Capital Market. Effective at the opening of the market on September 6, 2012, the Company's common stock was transferred from the Nasdaq Capital Market to the OTCQB, which is operated by OTC Markets, Inc., and continues to trade under the symbol "TNGN."

Management's Plans to Continue as a Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Management's Plans to Continue as a Going Concern [Abstract]
Management's Plans to Continue as a Going Concern
(2)	Management's Plans to Continue as a Going Concern

The accompanying financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Company has incurred losses since inception and has a deficit accumulated during the development stage of $264.9 million as of June 30, 2013, including $48.4 million of cumulative accretion on redeemable convertible preferred stock through April 2010. The Company anticipates incurring additional losses until such time, if ever, that it can generate significant sales of its therapeutic product candidates currently in development or enters into cash flow positive business development transactions. Based upon our current expected level of operating expenditures and debt repayment, and assuming we are not required to settle any outstanding warrants in cash or redeem, or pay cash interest on, any of our convertible notes, we expect to be able to fund operations at least through 2014.

On June 28, 2013, we completed a private placement of an aggregate principal amount of $18.6 million of senior secured convertible notes and warrants to purchase an aggregate of approximately 81 million shares of common stock. Also on June 28, 2013, we entered into a Collaboration and Option Agreement with Celgene Corporation (Celgene) and Celgene European Investment Company LLC (together with Celgene, the Celgene Companies), pursuant to which the Celgene Companies paid us $15.0 million in exchange for (i) five-year warrants to purchase 7,425,743 shares of common stock and ten-year warrants to purchase 14,851,485 shares of common stock, (ii) a right of first negotiation to our Neo-Kidney Augment Program; and (iii) entering into the Collaboration and Option Agreement. As of June 30, 2013, we recorded receivables totaling $20.6 million, of which $15.0 million related to the Celgene Collaboration and Option Agreement and $5.6 million related to the private placement. All of the $20.6 million was received in July 2013.

 (2)           Management's Plans to Continue as a Going Concern

The accompanying financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Company has incurred losses since inception and has a deficit accumulated during the development stage of $247.2 million as of December 31, 2012, including $48.4 million of cumulative accretion on redeemable convertible preferred stock through April 2010. The Company anticipates incurring additional losses until such time, if ever, that it can generate significant sales of its therapeutic product candidates currently in development or enters into cash flow positive business development transactions.

Based upon the Company's current expected level of operating expenditures and debt repayment, and assuming the Company is not required to settle any outstanding warrants in cash or redeem, or pay cash interest on any of its Senior Secured Convertible Notes, it expects to be able to fund operations through May 2013. This period could be shortened if there are any unanticipated significant increases in planned spending on development programs or other unforeseen events. The Company plans to raise additional funds through collaborative arrangements, public or private sales of debt or equity securities, commercial loan facilities, or some combination thereof. There is no assurance that additional financing will be available when needed to allow the Company to continue its operations or if available, on terms acceptable to the Company.

In the event financing is not obtained, the Company could pursue additional headcount reductions and other cost cutting measures to preserve cash as well as explore the sale of selected assets to generate additional funds. If the Company is required to significantly reduce operating expenses and delay, reduce the scope of, or eliminate one or more of its development programs, these events could have a material adverse effect on the Company's business, results of operations and financial condition.

These factors raise significant concerns about the Company's ability to continue as a going concern. The financial statements do not include any adjustments relating to recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue in existence.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
(3) Summary of Significant Accounting Policies

(a)Use of Estimates

The preparation of financial statements, in accordance with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

(b)Fair Value of Financial Instruments

As of December 31, 2011 and 2012, the carrying amounts of financial instruments held by the Company, which include cash equivalents, short-term investments, prepaid expenses and other current assets, accounts payable, and accrued expenses, approximate fair value due to the short-term nature of those instruments. In addition, the carrying value of the Company's debt instruments, which do not have readily ascertainable market values, approximate fair value, given that the interest rates on outstanding borrowings approximate market rates.

(c)Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. As of December 31, 2011, cash and cash equivalents included government-backed money market funds, commercial paper, and various bank deposit accounts. As of December 31, 2011, $1.2 million of the Company's cash was held in a separate account collateralizing letters of credit issued by a bank in favor of the landlord of its leased facility in East Norriton, Pennsylvania.

(d)Short-term Investments

The Company classifies investments as held-to-maturity at the time of purchase and reevaluates such designation as of each balance sheet date. Securities are classified as held-to-maturity when the Company has the positive intent and the ability to hold the securities until maturity. Held-to-maturity investments are recorded at amortized cost, adjusted for the accretion of discounts or premiums. Discounts or premiums are accreted into interest income over the life of the related investment using the straight-line method, which approximates the effective-yield method. Dividend and interest income are recognized when earned.

(e)Restricted Cash

The Company has deposited $1 million of the gross proceeds of its Senior Secured Convertible Notes (the Convertible Notes) (see footnote 10 for discussion of the Convertible Notes) financing into an escrow account pursuant to an Escrow Agreement between the Company, the lenders, and an escrow agent. Upon the achievement of (1) the successful completion of patient implants in the Phase I clinical trial of the Company's Neo-Urinary Conduit and (2) analysis of in-life data from the Company's GLP studies for the Neo-Kidney Augment that demonstrates that continued development is warranted (the Milestones), the lenders will instruct the escrow agent to release the escrowed funds to the Company. If the Milestones are not achieved by March 1, 2013, at the direction of the holders of at least 40% of the aggregate principal amount of the Convertible Notes, including certain specified holders, the escrow agent will transfer to the Company the portion of the escrowed amount that the holders agree is necessary for the orderly disposition of the Company's assets. This deposit is classified as restricted cash as of December 31, 2012.

(e)Property and Equipment

Property and equipment are stated at cost. Depreciation is provided over the estimated useful lives of the assets using the straight-line method. The Company uses a life of three years for computer equipment, five years for laboratory and office and warehouse equipment, seven years for furniture and fixtures, and the lesser of the useful life of the asset or the remaining life of the underlying facility lease for leasehold improvements. Expenditures for maintenance, repairs, and betterments that do not prolong the useful life of the asset are charged to expense as incurred. The Company capitalizes interest in connection with the construction of property and equipment.

(f)Impairment of Long-Lived Assets

Long-lived assets, such as property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, then an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. During the year ended December 31, 2011, the Company recorded a charge for impairment of property and equipment. See Note 6 for additional information.

(g)Research and Development

Research and development costs are charged to expense as incurred. Research and development costs consist of personnel related expenses, including salaries, benefits, travel, and other related expenses, including stock-based compensation; payments made to third party contract research organizations for preclinical studies, investigative sites for clinical trials, and consultants; costs associated with regulatory filings and the advancement of the Company's product candidates through preclinical studies and clinical trials; laboratory and other supplies; manufacturing development costs; and related facility maintenance.

(h)Income Taxes

Income taxes are accounted for under the asset-and-liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the tax provision in the period that includes the enactment date.

(i)Stock-Based Compensation

The Company measures and recognizes compensation expense for all employee stock-based payments at fair value, net of estimated forfeitures, over the vesting period of the underlying stock-based awards. In addition, the Company accounts for stock-based compensation to nonemployees in accordance with the accounting guidance for equity instruments that are issued to other than employees.

Determining the appropriate fair value of stock-based payment awards require the input of subjective assumptions, including the expected life of the stock-based payment awards and stock price volatility. The Company uses the Black-Scholes option-pricing model to value its stock option awards. The assumptions used in calculating the fair value of stock-based payment awards represent management's best estimates and involve inherent uncertainties and the application of management's judgment. As a result, if factors change and management uses different assumptions, stock-based compensation expense could be materially different in the future. Since the Company does not have sufficient historical volatility of its stock for the expected term of its options, it uses comparable public companies as a basis for its expected volatility to calculate the fair value of option grants.

The estimation of the number of stock awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from the Company's current estimates, such amounts will be recorded as an adjustment in the period in which estimates are revised. The Company considers many factors when estimating expected forfeitures for stock awards granted to employees, consultants and directors, including types of awards, employee class, and an analysis of the Company's historical and known forfeitures on existing awards. Under the true-up provisions of the stock based compensation guidance, the Company records additional expense if the actual forfeiture rate is lower than estimated, and a recovery of expense if the actual forfeiture rate is higher than estimated, during the period in which the options vest.

(j) Embedded Derivative and Derivative Liability

The Company accounts for the Demand Note Exchange Right and the conversion feature embedded in the Convertible Notes (the Conversion Option) in accordance with ASC 815, Derivatives and Hedging (ASC 815). Under this accounting guidance, the Company is required to bifurcate the embedded derivative from the host instrument and account for it as a free-standing derivative financial instrument. The Company classifies these embedded derivatives as part of the carrying value of the debt host instrument. The Company also accounts for the Call Option issued in connection with the 2012 Financing in accordance with ASC 815, as this instrument is considered a free-standing financial instrument that meets the criteria of a derivative under the guidance. The Company classifies the Call Option as a Derivative Liability on the balance sheet. The changes in fair value of the embedded derivative or derivative liability are remeasured at each balance sheet date and recorded in current period earnings.

(k)Warrants

The Company accounts for stock warrants as either equity instruments or derivative liabilities depending on the specific terms of the warrant agreement. Stock warrants that allow for cash settlement or provide for modification of the warrant exercise price are accounted for as derivative liabilities. The Company classifies derivative warrant liabilities on the balance sheet as a current liability. The changes in fair value of the derivative warrant liabilities are remeasured at each balance sheet date and recorded in current period earnings.

(l)Net Loss Per Share

Basic and diluted net loss attributable to common stockholders per share is calculated by dividing net loss attributable to common stockholders by the weighted-average number of common shares outstanding. For all periods presented, the outstanding shares of unvested restricted stock as well as the number of common shares issuable upon exercise of outstanding stock options and warrants and conversion of notes payable have been excluded from the calculation of diluted net loss attributable to common stockholders per share because their effect would be anti-dilutive. Therefore, the weighted-average shares used to calculate both basic and dilutive loss per share are the same.

The following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding as of December 31, 2011, and 2012, as they would be anti-dilutive:

	Year Ended December 31,
	2011	2012
Shares underlying warrants outstanding	1,064,616	80,250,702
Shares underlying options outstanding	174,872	234,465
Unvested restricted stock	13,988	74,372
Convertible notes payable	—	20,007,002

(m)Deferred Debt Offering Costs

Deferred debt offering costs include costs directly attributable to the Company's debt offerings. In accordance with authoritative literature, these costs are deferred and amortized over the term of the debt using the effective interest method.

(n)Reverse Stock Split

On May 25, 2012, the Company's Board of Directors approved a reverse stock split on the basis of one share of common stock for each currently outstanding 10 shares of pre-split common stock that became effective on June 14, 2012. All common share and per-share data included in these financial statements reflect such reverse stock split.

Supplemental Cash Flow Information	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
(5)	Supplemental Cash Flow Information

The following table contains additional supplemental cash flow information for the periods reported (in thousands).
	Six Months Ended June 30,		Period from July 10, 2003 (inception) through June 30, 2013
	2012	2013
Noncash investing and financing activities:
Conversion of note principal to redeemable convertible preferred stock	$—	$—	$3,562
Convertible note issued to initial stockholder for consulting expense	—	—	210
Fair value of embedded derivatives and derivatives issued with issuance of long-term debt	—	732	4,401
Fair value of warrants issued with issuance of long-term debt		9,657	16,891
Fair value of warrants issued with issuance of common stock	—	—	16,947
Fair value of warrants issued pursuant to Celgene Collaboration and Option Agreement	—	3,390	3,390
Conversion of redeemable convertible preferred stock into 566 shares of common stock	—	—	191,909
Conversion of warrant liability	—	15	138
Issuance of common stock for payment of interest	—	749	749

(4)       Supplemental Cash Flow Information

The following table contains additional cash flow information for the periods reported (in thousands).

	Year Ended December 31,		Period from July 10, 2003 (inception) through December 31,
	2011	2012	2012
Supplemental cash flow disclosures:
Noncash investing and financing activities:
Conversion of note principal to redeemable convertible preferred stock	$—	$—	$3,562
Convertible note issued to initial stockholder for consulting expense	—	—	210
Exchange of Demand Note for Convertible Note for Convertible Notes	—	1,005	1,005
Fair value of embedded derivatives and derivatives issued with issuance of long-term debt	—	3,669	3,669
Fair value of warrants issued with issuance of long-term debt	105	4,944	7,234
Fair value of warrants issued with issuance of common stock	16,947	—	16,947
Conversion of redeemable convertible preferred stock into 566 shares of common stock	—	—	191,909
Conversion of warrant liability	—	—	123
Cash paid for interest, net of amounts capitalized	722	515	12,793
Cash paid for issuance costs classified as interest expense	—	830	830

Short-term Investments and Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Financial Instruments [Abstract]
Short-term Investments and Financial Instruments
(6)	Financial Instruments

The fair value guidance requires fair value measurements be classified and disclosed in one of the following three categories:

•	Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
•	Level 2: Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability;
•	Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

The following fair value hierarchy table presents information about each major category of the Company's financial assets and liability measured at fair value on a recurring basis as of December 31, 2012 and June 30, 2013 (in thousands).

	Fair value measurement at reporting date using:
	Quoted prices in active markets for identical assets(Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At December 31, 2012
Assets:
Cash and cash equivalents	$7,536	$—	$—	$7,536

Liabilities:
Derivative liability	$—	$—	$2,449	$2,449
Embedded derivative liability	—	—	276	276
Warrant liability	—	—	6,178	6,178
	$—	$—	$8,903	$8,903

At June 30, 2013:
Assets:
Cash and cash equivalents	$13,873	$—	$—	$13,873

Liabilities:
Derivative liability	$—	$—	$—	$—
Embedded derivative liability	—	—	1,323	1,323
Warrant liability	—	—	21,010	21,010
	$—	$—	$22,333	$22,333

The Company has recorded a derivative liability relating to a call option issued to the holders of convertible notes issued in 2012 (the Call Option). See Note 11 for further discussion of the Call Option derivative liability. This derivative liability is measured at fair value on a recurring basis using unobservable inputs or available market data to support the fair value (Level 3). A reconciliation of the derivative liability is as follows (in thousands):

Call Option
Balance at January 1, 2013	$4,627
Change in fair value of derivative liability	2,449
Exercise of Call Option	(6,572)
Expiration of Call Option	(504)
Balance at June 30, 2013	$—

The Company issued notes in 2012 and 2013 that are convertible into common stock. See Note 11 for further discussion of these embedded derivative liabilities. These conversion options are measured at fair value on a recurring basis using unobservable inputs or available market data to support the fair value (Level 3). A reconciliation of the embedded derivative liabilities is as follows (in thousands):

	2012 Notes	2013 Notes	Total
Balance at December 31, 2012	$276	$—	$276
Issuance of derivative	—	732	732
Change in fair value of derivative liability	315	—	315
Balance at June 30, 2013	$591	$732	$1,323

The Company has issued warrants to purchase common stock that are measured at fair value on a recurring basis using unobservable inputs or available market data to support the fair value (Level 3). See Note 12 for further discussion of the warrant liability. A reconciliation of the warrant liability is as follows (in thousands):
	2011 Warrants	2012 Warrants	2013 Warrants	Total
Balance at December 31, 2012	$2,378	$3,800	$—	$6,178
Issuance of warrants	—	—	13,047	13,047
Exercise of warrants	(15)	—	—	(15)
Change in fair value of warrant liability	(912)	2,712	—	1,800
Balance at June 30, 2013	$1,451	$6,512	$13,047	$21,010

Certain assets and liabilities, including property and equipment, severance benefits and the lease liability, are measured at fair value on a nonrecurring basis. These assets and liabilities are recognized at fair value when they are deemed to be impaired or in the period in which the liability is incurred.

(5)            Short-term Investments and Financial Instruments

As of December 31, 2012, the Company had no short-term investments. As of December 31, 2011, short-term investments consisted of investments in commercial paper and U.S. government agency and corporate securities of $6.1 million. The Company had the ability and intent to hold these investments until maturity and therefore has classified the investments as held-to-maturity. Due to the short-term nature of those investments, unrealized gains and losses had been deemed temporary and therefore not recognized in the accompanying financial statements. Income generated from short-term investments was recorded to interest income.

The fair value guidance requires fair value measurements be classified and disclosed in one of the following three categories:

·	Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
·	Level 2: Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability;
·	Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).
The following fair value hierarchy table presents information about each major category of the Company's financial assets and liability measured at fair value on a recurring basis as of December 31, 2011 and 2012 (in thousands).

	Fair value measurement at reporting date using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At December 31, 2011
Assets:
Cash and cash equivalents	$9,244	$—	$—	$9,244
Short-term investments
U.S. government agency funds.	4,021	—	—	4,021
Corporate securities	2,045	—	—	2,045
Short-term investments	6,066	—	—	6,066
	$15,310	$—	$—	$15,310

Liabilities:
Warrant liability	$—	$—	$2,511	$2,511

	Fair value measurement at reporting date using:
	Quoted prices in active markets for identical assets (Level 1)		Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At December 31, 2012:
Assets:
Cash and cash equivalents		$7,536	$—	$—	$7,536
Short-term investments		—	—	—	—
		$7,536	$—	$—	$7,536
Liabilities:
Derivative liability		$—	$—	$2,449	$2,449
Embedded derivative liability		—	—	276	276
Warrant liability		—	—	6,178	6,178
	$		$—	$8,903	$8,903

The reconciliation of derivative liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

Call Option
Balance at January 1, 2012	$—
Issuance of derivative	3,181
Change in fair value of derivative liability	(732)
Balance at December 31, 2012	$2,449

The fair value of the derivative liability is based on Level 3 inputs. For this liability, the Company developed its own assumptions that do not have observable inputs or available market data to support the fair value. See Note 12 for further discussion of the derivative liability.

The reconciliation of the Demand Note Exchange Right and the Conversion Option measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

	Demand Note Exchange Right	Conversion Option	Total Embedded Derivatives
Balance at January 1, 2012	$—	$—	$—
Issuance of derivative	310	488	798
Exercise of exchange right	(310)	—	(310)
Change in fair value of derivative liability	—	(212)	(212)
Balance at December 31, 2012	$—	$276	$276

Property and equipment	12 Months Ended
Dec. 31, 2012
Property and equipment [Abstract]
Property and equipment
(6)         Property and equipment

Property and equipment consisted of the following (in thousands):

	December 31,
	2011	2012
Office and warehouse equipment	$323	$323
Computer equipment	985	978
Furniture and fixtures	524	524
Laboratory equipment	4,913	4,961
Leasehold improvements	6,898	6,898
	13,643	13,684
Less accumulated depreciation	(12,622)	(13,072)
	$1,021	$612

During the year ended December 31, 2011, the Company recorded a non-cash property and equipment impairment charge of $7.4 million in connection with the restructuring plan described in Note 9. Under the restructuring plan, the Company eliminated plans to use its facility in East Norriton, Pennsylvania as a manufacturing center and centralized its research and development operations in its leased facility in Winston-Salem, North Carolina. The aggregate acquisition value of the impaired assets, most of which were leasehold improvements, was reduced by $17.6 million and the related accumulated depreciation was reduced by $10.2 million as there was no future realizable value related to these assets.

Accrued compensation and benefits	12 Months Ended
Dec. 31, 2012
Accrued compensation and benefits [Abstract]
Accrued compensation and benefits
(7)          Accrued compensation and benefits

Accrued compensation and benefits expenses consist of the following (in thousands):

	December 31,
	2011	2012
Accrued severance benefits	$1,774	$—
Other accrued compensation and benefits	580	716
	$2,354	$716

In November 2011, the Company's Board of Directors approved a restructuring plan designed to fund the Company's lead development programs through key milestones in 2012, eliminate plans to use its facility in East Norriton, Pennsylvania as a manufacturing center, and centralize its research and development operations in its leased facility in Winston-Salem, North Carolina. The Company is exploring options to significantly reduce the amount of space it currently rents.

The Company offered severance benefits to the terminated employees, and recorded a $1.7 million charge for personnel-related termination costs in the fourth quarter of 2011, of which $0.8 million was included in research and development expense and $0.9 million was included in general and administrative expense in the accompanying statements of operations. As of December 31, 2012 the Company had completed payment of these severance benefits.

As of December 31, 2011 accrued severance benefits also included $0.2 million related to the severance agreement the Company entered into with its former president and chief executive officer in June 2011. The severance agreement provided for the employee to receive 12 monthly severance payments equal to his current monthly salary and a one-time cash payment equal to his target bonus amount for 2011. During the year ended December 31, 2011, the Company recorded compensation expense within general and administrative expense and a corresponding liability of $0.7 million for the estimated value of the Company's obligations under the severance agreement. As of December 31, 2012, all payments in connection with the severance agreement were made.

The following table summarizes the activity related to accrued severance benefits for the year ended December 31, 2012 (in thousands).

Balance at December 31, 2011	$1,544
Net charges paid	(1,544)
Balance at December 31, 2012	$—

Other accrued compensation and benefits for the year ended December 31, 2011 and 2012 consisted primarily of accrued bonus of $0.4 million and $0.7 million, respectively.

Accrued expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accrued expenses [Abstract]
Accrued expenses
(7)	Accrued expenses

Accrued expenses consist of the following (in thousands):
	December 31,	June 30,
	2012	2013
Accrued consulting and professional fees	$387	$344
Accrued private placement fees	—	1,371
Accrued research and development	453	485
Accrued interest on convertible notes	373	375
Other	241	108
	$1,454	$2,683

(8)          Accrued expenses

Accrued expenses consist of the following (in thousands):
	December 31,
	2011	2012
Accrued consulting and professional fees	$119	$387
Accrued research and development	235	453
Accrued interest on convertible notes	—	373
Other	83	241
	$437	$1,454

Lease liability	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Lease liability [Abstract]
Lease liability
(8)	Lease liability

The Company entered into an agreement in February 2006 to lease warehouse space effective March 1, 2011, at which time the Company determined it was not likely to utilize the space during the five-year lease term. Therefore, the Company recorded a liability as of March 1, 2011, the cease-use date, for the fair value of its obligations under the lease. The most significant assumptions used in determining the amount of the estimated lease liability are the potential sublease revenues and the credit-adjusted risk-free rate utilized to discount the estimated future cash flows.

In connection with the 2011 restructuring, the Company determined it was not likely to utilize substantially all of the leased office and manufacturing space in its East Norriton, Pennsylvania facility during the remainder of the lease term. Therefore, the Company recorded a liability as of November 30, 2011, the cease-use date, for the fair value of its obligations under the lease.

The following table summarizes the activity related to the lease liability for the periods ended December 31, 2012 and June 30, 2013 (in thousands).
	Warehouse space	Office and manufacturing space	Total
Balance at December 31, 2012	$678	$382	$1,060
Charges utilized	(124)	(217)	(341)
Additional charges to operations	38	193	231
Balance at June 30, 2013	592	358	950
Less current portion	238	293	531
	$354	$65	$419

(9)        Lease liability

The Company entered into an agreement in February 2006 to lease warehouse space effective March 1, 2011, at which time the Company determined it was not likely to utilize the space during the five-year lease term. Therefore, the Company recorded a liability as of March 1, 2011, the cease-use date, for the fair value of its obligations under the lease. The most significant assumptions used in determining the amount of the estimated lease liability are the potential sublease revenues and the credit-adjusted risk-free rate utilized to discount the estimated future cash flows. During 2011, the Company recorded a liability and corresponding expense, which is included in other expense on the statement of operations, of $0.9 million, based on the Company's estimate of the fair value of its obligations.

In connection with the restructuring described in Note 7, the Company determined it was not likely to utilize substantially all of the leased office and manufacturing space in its East Norriton, Pennsylvania facility during the remainder of the lease term. Therefore, the Company recorded a liability as November 30, 2011, the cease-use date, for the fair value of its obligations under the lease. During 2011, the Company recorded a liability and corresponding expense, which is included in other expense on the statement of operations, of $0.9 million, based on the Company's estimate of the fair value of its obligations.

The following table summarizes the activity related to the lease liability for the year ended December 31, 2011 and 2012 (in thousands).

	Warehouse space	Office and manufacturing space	Total
Balance at January 1, 2011	$—	$—	$—
Initial fair value	933	891	1,824
Charges utilized	(193)	(45)	(238)
Additional charges to operations	88	8	96
Balance at December 31, 2011	828	854	1,682
Charges utilized	(239)	(548)	(787)
Additional charges to operations	89	76	165
Balance at December 31, 2012	678	382	1,060
Less current portion	(233)	(303)	(536)
	$445	$79	$524

Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt [Abstract]
Debt
(9)	Debt

Total debt outstanding consists of the following (in thousands):
	December 31,	June 30,
	2012	2013
Senior Secured 2012 Convertible Notes	$15,005	$15,005
Embedded derivative liability-2012 Notes	276	591
Senior Secured 2013 Convertible Notes	—	18,576
Embedded derivative liability-2013 Notes	—	732
Working Capital Note	3,660	3,660
Unamortized debt discount	(7,672)	(10,054)
	11,269	28,510
Less current portion	(1,786)	(3,530)
Total long-term debt and embedded derivative, net	$9,483	$24,980

The Company recorded interest expense of $0.2 million and $1.8 million for the three months ended June 30, 2012 and 2013, respectively. The Company recorded interest expense of $0.3 million and $3.3 million for the six months ended June 30, 2012 and 2013, respectively. Included in interest expense in for the six months ended June 30, 2013 is $0.6 million of issuance costs related to the 2013 Financing, $1.7 million in amortization of deferred financing costs and debt discount on the 2012 Senior Secured Convertible Notes and Working Capital Note and $1.0 million of interest expense on the 2012 Senior Secured Convertible Notes and Working Capital Note.

Senior Secured Convertible Notes

2013 Financing

On June 28, 2013, the Company completed a private placement (the 2013 Financing) of an aggregate principal amount of $18,576,000 of Senior Secured Convertible Notes (the 2013 Convertible Notes) along with warrants to the holders of the Convertible Notes (2013 Warrants) to purchase 26,921,741 shares of our common stock exercisable for a period of five years from the date of their issuance and warrants to purchase 53,843,479 shares of our common stock exercisable for a period of ten years from the date of their issuance. The 2013 Convertible Notes and 2013 Warrants were issued pursuant to the exercise of a call option granted in 2012 to holders of the 2012 Convertible Notes and as further described below. The initial conversion price of the 2013 Convertible Notes is $0.69 per share and the initial exercise price of the 2013 Warrants is $0.69 per share. The Company recorded an embedded derivative liability for the Conversion Option (the Conversion Option-2013 Notes). The Conversion Option-2013 Notes is presented on the Balance Sheet, net of long-term debt. See Note 11 for further discussion of this embedded derivative liability.

The 2013 Convertible Notes mature on June 30, 2016 and bear interest at 10% per annum, which is payable quarterly beginning on October 1, 2013. The 2013 Convertible Notes are convertible into 26,921,740 shares of common stock at a current conversion price of $0.69 per share. We may, at our option, pay interest by the issuance of freely tradable shares of common stock (or, in certain circumstances, warrants to purchase shares of common stock), provided that an event of default has not occurred and we have publicly disclosed all material information about the Company. If we elect to pay interest on the 2013 Convertible Notes through the issuance of shares of our common stock, the number of shares that would be issued is calculated by dividing the amount of the interest payment by the lesser of: (1) the volume weighted average price (VWAP) period for our common stock for the twenty trading days prior to the date the interest payment is due or (2) the closing bid price for our common stock as of the last trading day of the VWAP period. All shares of common stock issuable to the holders in lieu of interest payments will be allocated pro rata among the holders based on the outstanding principal amount of the 2013 Convertible Notes.

2012 Financing

On October 2, 2012, the Company completed a private placement of an aggregate principal amount of $15.0 million of Senior Secured Convertible Notes (the 2012 Convertible Notes) along with warrants to the holders of the Convertible Notes (2012 Warrants) to purchase approximately 51.1 million shares of common stock at an initial exercise price of $0.75 per share. The 2012 Convertible Notes mature on October 2, 2015 and bear interest at 10% per annum. The Company recorded an embedded derivative liability for the Conversion Option (the Conversion Option-2012 Notes). The Conversion Option-2012 Notes is presented on the Balance Sheet, net of long-term debt. See Note 11 for further discussion of this embedded derivative liability.
At the time of the issuance of the 2012 Convertible Notes, the Company also granted the holders of the 2012 Convertible Notes the right to require the Company to sell to such holders up to an additional $20 million in securities on the same terms as the 2012 Convertible Notes and 2012 Warrants (the Call Option) (collectively with the 2012 Convertible Notes and 2012 Warrants, the 2012 Financing). The Company recorded a derivative liability for the Call Option. The Call Option was exercised by the holders of the 2012 Convertible Notes on June 28, 2013 before the expiration date of June 30, 2013. See Note 11 for further discussion of this derivative liability.

On December 31, 2012, January 30, 2013, and February 14, 2013, the Company entered into amendment agreements with the holders of the 2012 Convertible Notes. Pursuant to these amendments, the holders agreed to extend the interest payments that were due to them on January 1, 2013 to February 15, 2013. The aggregate amount of the interest payment due on January 1, 2013 was $0.4 million, which amount continued to accrue interest at the rate of 10% per annum. On February 14, 2013, the Company and the investors entered into amendments to the terms of the 2012 Financing which gave the Company the option to pay interest payments on the Notes with restricted common stock.

On April 6, 2013, the conversion price of the 2012 Convertible Notes was adjusted to $0.69 per share, the exercise price of the 2012 Warrants was adjusted to $0.69 per share, and the number of shares issuable upon exercise of the 2012 Warrants was increased to
57,438,408 shares. The Registration Statement filed by the Company with the SEC to register the number of 2012 Warrant shares permitted under the limitations imposed by the Securities and Exchange Commission (SEC) became effective at 4:00 p.m. on March 28, 2013. The effectiveness of the Registration Statement triggered an adjustment of the exercise price of the 2012 Warrants and the conversion price of the 2012 Convertible Notes. The VWAP of the Company's common stock from April 1, 2013 through April 5, 2013, the five trading days after the Registration Statement became effective (the Post-Registration Period), was $0.69, which was lower than the exercise price or conversion price for the 2012 Warrants and 2012 Convertible Notes in effect immediately prior to the expiration of the Post-Registration Period. Pursuant to the terms of the 2012 Convertible Notes and 2012 Warrants, the exercise price and conversion price for the 2012 Warrants and 2012 Convertible Notes were adjusted to the value of the VWAP for the Post-Registration Period, and the number of shares issuable upon exercise of the 2012 Warrants was proportionately increased.

(10)          Debt

Total debt outstanding consists of the following (in thousands):
	December 31,
	2011	2012
Senior Secured Convertible Notes	$—	$15,005
Embedded derivative liability	—	276
Working Capital Note	5,000	3,660
Equipment and Supplemental Working Capital Notes	126	—
Unamortized debt discount	(139)	(7,672)
	4,987	11,269
Less current portion	(2,205)	(1,786)
Total long-term debt	$2,782	$9,483

Principal payments due as of December 31, 2012 are as follows (in thousands):

2013	$1,943
2014	1,717
2015	15,005
18,665
Less embedded derivative and unamortized debt discount	(7,396)
$11,269

The Company recorded interest expense of $0.8 million and $3.0 million for the years ended December 31, 2011 and 2012, respectively. Included in interest expense in 2011 is $.2 million of amortization of deferred financing costs. Included in interest expense in 2012 is $0.8 million of issuance costs related to the 2012 Financing and $1.3 million in amortization of deferred financing costs and debt discount on the Convertible Notes and Working Capital Note.

Senior Secured Convertible Notes

On October 2, 2012, the Company completed a private placement of an aggregate principal amount of $15.0 million of Senior Secured Convertible Notes (the Convertible Notes). The aggregate principal amount of the Convertible Notes includes the exchange of the Demand Notes (see below for further discussion). Under the terms of the Agreement, the Convertible Notes bear interest at a rate of 10% per annum and will mature on October 2, 2015. Interest payments are payable quarterly in cash or shares of the Company's common stock (up to certain limits).

 The Company issued warrants to the holders of the Convertible Notes (2012 Warrants) to purchase approximately 51.1 million shares of common stock at an initial exercise price of $0.75 per share. The exercise price and number of shares issuable upon exercise of the warrants are subject to adjustment under certain circumstances. See Note 13 for further discussion.

The Company also granted the holders of the Convertible Notes the right to require the Company to sell to such holders up to an additional $20 million in securities on the same terms as the Convertible Notes and 2012 Warrants (the Call option). The Call Option may be exercised by the holders of the Convertible Notes at any time or from time to time on or before June 30, 2013. The conversion price of the notes and exercise price of the warrants issued pursuant to the terms of the Call Option will be no greater than $0.75 and, may be lower if the conversion price on the Convertible Notes and the exercise price of the 2012 Warrants are adjusted pursuant to the terms of such instruments.

The Company recorded a discount upon issuance of the Convertible Notes of approximately $8.3 million, related to the 2012 Warrants (as discussed further in Note 13) and the Call Option (as discussed further in Note 12), each of which were considered freestanding instruments and are recorded on the balance sheet as a Warrant Liability and Derivative Liability respectively, and the Conversion Option, which was considered an embedded derivative that was required to be bifurcated from the host instrument and recorded at fair value (as discussed further in Note 12). The discount will be accreted over the term of the Convertible Notes and included in interest expense using the effective interest method.

In connection with the 2012 Financing, the Company incurred $1.5 million of issuance costs. The issuance costs were allocated to the Convertible Notes, 2012 Warrants, and the Call Option based on the relative carrying values at the date of issuance. The Company allocated $0.8 million to the 2012 Warrants and the Call Option which was charged to interest expense upon issuance. The remaining $0.7 million of issuance costs were allocated to the carrying value of the Convertible Notes and are recorded in other assets as deferred financing costs, which are amortized using the effective interest method over the term of the notes. The Company recorded $0.2 million in interest expense for the amortization of the deferred financing costs related to the Convertible Notes in 2012.

The Convertible Notes are convertible under certain circumstances into shares of the Company's common stock at a conversion rate of 1,333 shares per $1,000 of principal amount of the Convertible Notes. The conversion rate is also subject to adjustment under certain circumstances. The Company may not redeem the Convertible Notes.

In connection with the issuance of the Convertible Notes, 2012 Warrants, and Call Option (collectively, the 2012 Financing), the Company entered into a registration rights agreement, securities purchase agreement and facility agreement with the selling stockholders. In connection with those agreements, the Company agreed to file a registration statement covering the resale of the shares of common stock issuable upon the conversion of the Convertible Notes and the exercise of the 2012 Warrants.

On December 31, 2012, January 30, 2013, and February 14, 2013, the Company entered into amendment agreements with the holders of the Convertible Notes. Pursuant to these amendments, the holders agreed to extend the interest payments that were due to them on January 1, 2013 to February 15, 2013. The aggregate amount of the interest payment due on January 1, 2013 was $0.4 million, which amount continued to accrue interest at the rate of 10% per annum. Additionally, the amendments extended the deadline required under the registration rights agreement to register the shares underlying the Convertible Notes and 2012 Warrants from December 31, 2012 to March 31, 2013.

Demand Notes

On September 7, 2012, the Company issued demand notes (the Demand Notes) in the aggregate amount of $1.0 million to certain new and existing investors. The Demand Notes bore interest at a rate of 10% per year and were secured by a lien on substantially all of the Company's assets, other than its intellectual property assets. The outstanding principal balance, with any accrued interest, was payable on demand at any time on or after October 7, 2012. Each holder of a Demand Note, in its sole discretion, could exchange the principal balance of its Demand Note, together with accrued interest, for the first tranche of debt securities and warrants issued by the Company after September 7, 2012 (Exchange Right). On October 2, 2012, the Company issued the Convertible Notes and the holders of the Demand Notes exercised their Exchange Right.

Working Capital Note

In March 2011, the Company refinanced the outstanding debt owed to one of its lenders. Pursuant to the terms of the refinancing, the Company simultaneously borrowed $5.0 million from the lender and repaid the then outstanding principal amount of $4.5 million. As a result of the amendment, this refinancing was treated as a modification for accounting purposes. The fees paid to the lender were amortized over the remaining term of the debt and any third party fees paid were expensed immediately.

As of December 31, 2011, the outstanding balance of this loan was $5.0 million. The Company was obligated to make interest-only payments through January 2012, followed by 24 monthly payments of principal and interest at an interest rate of 11.75% per annum.

In connection with the 2012 Financing, in October 2012, the Company amended the terms of the working capital note. Retroactively, effective September 1, 2012, the maturity date for the working capital note is extended from January 1, 2014 to May 1, 2014. The Company is now required to make monthly interest payments of approximately $40,000 through June 1, 2013 and monthly interest and principal payments of $0.4 million from July 1, 2013 through and including May 1, 2014. Retroactively, effective September 1, 2012, the interest rate on the Horizon Loan was increased from 11.75% to 13.0% per annum. As a result of the amendment, this refinancing was treated as a modification for accounting purposes. The fees paid to the lender were amortized over the remaining term of the debt and any third party fees paid were expensed immediately. In addition, the Company issued the lender, ten-year warrants to purchase 1,138,785 shares of common stock and five-year warrants to purchase 569,392 shares of common stock in connection with the amendment. See Note 13 for further discussion of the warrant liability.

Borrowings under the working capital note are secured by all of the Company's assets, except for permitted liens that have priority, including liens on certain equipment acquired to secure the purchase price or lease obligation, as defined in the loan agreement. In October 2012, the security was extended to include a lien on the Company's intellectual property.

Capital Structure	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Capital Structure [Abstract]
Capital Structure
(10)	Capital Structure

Common Stock

Since inception, the Company has sold common stock to certain officers, directors, employees, consultants, and Scientific Advisory Board members. As of June 30, 2013, the Company is authorized to issue 750,000,000 shares of common stock. Each holder of common stock is entitled to one vote for each share held. The Company will, at all times, reserve and keep available out of its authorized but unissued shares of common stock sufficient shares to effect the exercise of outstanding stock options and warrants.

Registration Rights Agreements

In connection with the 2013 Financing and the Celgene Collaboration and Option Agreement, we entered into a Registration Rights Agreement (the 2013 Registration Rights Agreement) with the 2013 investors and Celgene. The 2013 Registration Rights Agreement provides that, within 30 days of the closing of the 2013 Financing, we will file a "resale" registration statement (the Registration Statement) covering up to the maximum number of shares underlying the 2013 Notes, 2013 Warrants and the Celgene Warrants that we are able to register pursuant to applicable SEC limitations. We filed the Registration Statement on July 26, 2013 and it is currently under review by the SEC. Under the terms of the 2013 Registration Rights Agreement, we are obligated to maintain the effectiveness of the Registration Statement until all securities therein are sold or otherwise can be sold without registration and without any restrictions.

Preferred Stock

The Company is authorized to issue 10,000,000 shares of preferred stock in one or more series and to fix the rights, preferences, privileges, and restrictions thereof. These rights, preferences and privileges could include dividend rights, conversion rights, voting rights, terms of redemption, liquidation preferences, sinking fund terms and the number of shares constituting any series or the designation of such series, any or all of which may be greater than the rights of common stock. The issuance of the Company's preferred stock could adversely affect the voting power of holders of common stock and the likelihood that such holders will receive dividend payments and payments upon liquidation. In addition, the issuance of preferred stock could have the effect of delaying, deferring or preventing a change of control of the Company or other corporate action. There are no shares issued or outstanding as of June 30, 2013.

2013 Agreements with Celgene

On June 28, 2013, the Company entered into a Collaboration and Option Agreement with the Celgene Companies, pursuant to which the Celgene Companies paid $15 million in exchange for (i) five-year warrants to purchase 7,425,743 shares of common stock and ten-year warrants to purchase 14,851,485 shares of common stock, (ii) a Right of First Negotiation Agreement (ROFN Agreement) to the Company's Neo-Kidney Augment Program; and (iii) entering into the Collaboration and Option Agreement in which the Company agreed to limit development of its Esophagus Program to activities under the Collaboration and Option Agreement and in which the Company also granted to Celgene the option to acquire the rights to its Esophagus Program for 125% of the value of the program, as determined by independent valuation firms (the Option). The Esophagus Program is the Company's autologous neo-esophageal implants, which use certain of its intellectual property and a scientific platform relating to the potential creation of new human tissues and organs using autologous cells. The Collaboration and Option Agreement will expire June 28, 2020, unless earlier terminated in connection with a change of control transaction.

The ROFN Agreement granted Celgene a right of first negotiation to the license, sale, assignment, transfer or other disposition by the Company of any material portion of intellectual property (including patents and trade secrets) or other assets related to the Neo-Kidney Augment program. In the event of a change in control of the Company, the ROFN Agreement and all of Celgene's rights pursuant thereto shall automatically terminate in all respects and be of no further force and effect.

The Company estimated the fair value of the warrants issued to Celgene to be $3.4 million as of the date of issuance and recorded a warrant liability in that amount. See Note 12 for further discussion of the warrant liability. The Company determined that the Collaboration and Option Agreement did not represent a revenue arrangement because the Company has no substantive performance obligations under the agreement. The Company evaluated the terms of the Option and determined that it had de minimis value because the option exercise price is at a 25% premium to the fair value of the rights as determined by independent valuation firms at the time of exercise of the option. The Company evaluated the terms of the ROFN Agreement and determined it had de minimis value because the rights of Celgene are limited to an exclusive negotiating period of a short duration. As a result, none of the proceeds received from Celgene were allocated to the Option or the ROFN Agreement. Therefore, given the factors noted above as well as Celgene's ownership position in the Company prior to execution of the Collaboration and Option Agreement and ROFN Agreement, all of the residual proceeds of $11.6 million were credited to Additional Paid-in Capital, net of transaction fees. In accordance with the terms of the Collaboration and Option Agreement, Celgene paid the $15 million within five days of June 28, 2013, which was the effective date of the Collaboration and Option Agreement. Therefore, the Company recorded a receivable of $15 million at June 30, 2013 related to the Collaboration and Option Agreement.

(11)           Capital Structure

Common Stock

Since inception, the Company has sold common stock to certain officers, directors, employees, consultants, and Scientific Advisory Board members. As of December 31, 2012, the Company was authorized to issue 750,000,000 shares of common stock. Each holder of common stock is entitled to one vote for each share held. The Company will, at all times, reserve and keep available out of its authorized but unissued shares of common stock sufficient shares to effect the exercise of outstanding stock options and warrants.

In March 2011, the Company closed a private placement transaction pursuant to which the Company sold securities consisting of 1,107,939 shares of common stock and warrants to purchase 1,046,102 shares of common stock. The purchase price per security was $28.30. The Company received net proceeds of $28.9 million.

In connection with the March 2011 equity financing, the Company filed a registration statement with the SEC for the registration of the total number of shares sold to the investors and shares issuable upon exercise of the warrants and the registration statement was declared effective by the SEC on May 16, 2011. The Company is required to use commercially reasonable efforts to cause the registration statement to remain continuously effective until such time when all of the registered shares are sold or such shares may be sold by non-affiliates without volume or manner-of-sale restrictions pursuant to Rule 144 of the Securities Act and without the requirement for the Company to be in compliance with the current public information requirement under Rule 144. In the event the Company fails to meet certain legal requirements in regards to the registration statement, it will be obligated to pay the investors, as partial liquidated damages and not as a penalty, an amount in cash equal to 1.5% of the aggregate purchase price paid by investors for each monthly period that the registration statement is not effective, up to a maximum aggregate payment of 6% of the purchase price paid by investors, except that if the Company fails to satisfy the current public information requirement pursuant to Rule 144(c)(1), the maximum aggregate payment would be 12% of the purchase price paid by investors. If the Company determines a registration payment arrangement in connection with the securities issued in March 2011 is probable and can be reasonably estimated, a liability will be recorded. As of December 31, 2011 and 2012, the Company concluded the likelihood of having to make any payments under the arrangements was remote, and therefore did not record any related liability.

Preferred Stock

As of December 31, 2011, the Company was authorized to issue 10,000,000 shares of preferred stock in one or more series and to fix the rights, preferences, privileges, and restrictions thereof. These rights, preferences and privileges could include dividend rights, conversion rights, voting rights, terms of redemption, liquidation preferences, sinking fund terms and the number of shares constituting any series or the designation of such series, any or all of which may be greater than the rights of common stock. The issuance of the Company's preferred stock could adversely affect the voting power of holders of common stock and the likelihood that such holders will receive dividend payments and payments upon liquidation. In addition, the issuance of preferred stock could have the effect of delaying, deferring or preventing a change of control of the Company or other corporate action. There are no shares issued or outstanding as of December 31, 2012.

Embedded Derivative and Derivative Liability	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Embedded Derivative and Derivative Liability [Abstract]
Embedded Derivative and Derivative Liability
(11)	Embedded Derivative Conversion Options and Call Option Derivative Liability

The Company accounts for Conversion Options on the 2012 and 2013 Convertible Notes in accordance with ASC 815, Derivatives and Hedging (ACS 815). Under this accounting guidance, the Company is required to bifurcate the embedded derivative from the host instrument and account for it as a derivative financial instrument. These Conversion Options are classified with debt on the balance sheet and remeasured to fair value at each reporting date, with any changes in fair value being recorded on the Statement of Operations and Comprehensive Loss.

The Company also accounts for the Call Option issued in connection with the 2012 Financing in accordance with ASC 815, as this instrument is considered a free-standing financial instrument that meets the criteria of a derivative under the guidance. The change in fair value as of each reporting date was recorded on the Statement of Operations and Comprehensive Loss. On June 28, 2013, $18,576,000 of the Call Option was exercised in connection with the 2013 Financing. The remaining $1,424,000 unexercised portion of the Call Option expired on June 30, 2013.

On October 2, 2012, the Company issued the 2012 Convertible Notes as discussed in Note 9 and classified the fair value of the Conversion Option and Call Option as a derivative liability. The Company will continue to re-measure their fair values at each reporting date, with any changes in fair value being recorded on the Statement of Operations and Comprehensive Loss.

The fair value of the Conversion Options and Call Option as of December 31, 2012, the Conversion Options and as of June 30, 2013, was determined using a risk-neutral framework within a Monte Carlo analysis. The valuation of the Conversion Options, and Call Option is subjective and is affected by changes in inputs to the valuation model including the assumptions regarding the aggregate value of the Company's debt and equity instruments; assumptions regarding the expected amounts and dates of future debt and equity financing activities; assumptions regarding the likelihood and timing of Fundamental Transactions or Major Transactions (as defined in the agreements); the historical and prospective volatility in the value of the company's debt and equity instruments; risk-free rates based on U.S. Treasury security yields; and the Company's dividend yield. In performing the valuation of the Conversion Options and Call Option, the Company believed the common stock price had not fully adjusted for the potential future dilution from this private placement. Therefore, the Company used an implied enterprise value considering potential future values for the Company contingent on the outcome of its research programs in conjunction with a Monte Carlo analysis to estimate the range of possible outcomes within each scenario and to allocate value to the securities in accordance with the terms of the agreements. The valuation resulted in a model-derived common stock value of $0.04 per share and $0.11 per share as of December 31, 2012 and June 30, 2013, respectively, primarily due to the preference rights of the debt holders and the anti-dilution and net cash settlement features of warrants issued in 2011, 2012, and 2013. Changes in these assumptions can materially affect the fair value estimate.

The following table summarizes the calculated aggregate fair values using a risk-neutral framework within a Monte Carlo analysis of the Conversion Option and the Call Option as of the dates indicated along with assumptions utilized in each calculation.

	Embedded Derivative and Derivative Liability
	Conversion Option- 2013 Notes	Conversion Option-2012 Notes		Call Option
	June 30, 2013	December 31, 2012	June 30, 2013	December 31, 2012	June 30, 2013
Calculated aggregate value (in thousands)	$732	$276	$591	$2,449	$—
Equity volatility	120%	115%	120%	115%	—
Asset volatility	90%	90%	90%	90%	—
Probability of Fundamental Transaction or Major Transaction	100%	100%	100%	100%	—
Weighted average risk-free interest rate	0.3%	0.3%	0.3%	0.3%	—
Dividend yield	None	None	None	None	—

(12)         Embedded Derivative and Derivative Liability

The Company accounts for the Demand Note Exchange Right and the Conversion Option in accordance with ASC 815, Derivatives and Hedging (ACS 815). Under this accounting guidance, the Company is required to bifurcate the embedded derivative from the host instrument and account for it as a derivative financial instrument. The Company also accounts for the Call Option issued in connection with the 2012 Financing in accordance with ASC 815, as this instrument is considered a free-standing financial instrument that meets the criteria of a derivative under the guidance.

Demand Note Exchange Right, Embedded Derivative Conversion Option and Call Option Derivative Liability

On October 2, 2012, the Company issued the Convertible Notes and the holders of the Demand Notes exercised their Exchange Right. The Company classified the fair value of the Conversion Option and Call Option as a liability and re-measured the fair value as of December 31, 2012.

The fair value of the Demand Note Exchange Right as of the date of issuance, as well as the fair values of the Conversion Option and Call Option as of the date of issuance and as of December 31, 2012, was determined using a risk-neutral framework within a Monte Carlo analysis. The valuation of the Demand Note Exchange Right, Conversion Option, and Call Option is subjective and is affected by changes in inputs to the valuation model including the assumptions regarding the aggregate value of the Company's debt and equity instruments; assumptions regarding the expected amounts and dates of future debt and equity financing activities; assumptions regarding the likelihood and timing of Fundamental Transactions or Major Transactions (as defined in the agreement); the historical and prospective volatility in the value of the company's debt and equity instruments; risk-free rates based on U.S. Treasury security yields; and the Company's dividend yield. In performing the valuation of the Conversion Option and Call Option, the Company believed the common stock price had not fully adjusted for the potential future dilution from this private placement. Therefore, the Company used an implied enterprise value considering potential future values for the Company contingent on the outcome of its research programs in conjunction with a Monte Carlo analysis to estimate the range of possible outcomes within each scenario and to allocate value to the securities in accordance with the terms of the agreements. The valuation resulted in a model-derived common stock value of $0.04 per share as of December 31, 2012 primarily due to the preference rights of the debt holders and the anti-dilution and net cash settlement features of warrants issued in 2011 and 2012. Changes in these assumptions can materially affect the fair value estimate.

The following table summarizes the calculated aggregate fair values of the Demand Note Exchange Right, the Conversion Option and the Call Option as of the dates indicated along with assumptions utilized in each calculation.

	Embedded Derivative and Derivative Liability
	Demand Note Exchange Right	Conversion Option		Call Option
	September 30, 2012	October 2, 2012	December 31, 2012	October 2, 2012	December 31, 2012

Calculated aggregate value (in thousands)	$310	$488	$276	$3,181	$2,449
Equity volatility	115%	115%	115%	115%	115%
Asset volatility	90%	90%	90%	90%	90%
Probability of Fundamental Transaction or Major Transaction	100%	100%	100%	100%	100%
Weighted average risk-free interest rate	0.2%	0.2%	0.3%	0.2%	0.3%
Dividend yield	None	None	None	None	None

Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Warrants [Abstract]
Warrants
(12)	Warrants

The Company accounts for stock warrants as either equity instruments or derivative liabilities depending on the specific terms of the warrant agreement. Stock warrants are accounted for as derivative liabilities if the stock warrants allow for cash settlement or provide for modification of the warrant exercise price in the event that subsequent sales of common stock are at a lower price per share than the then-current warrant exercise price. The Company classifies derivative warrant liabilities on the balance sheet as a current liability, which is revalued at each balance sheet date subsequent to the initial issuance of the stock warrant.

The following table summarizes outstanding warrants to purchase common stock:
	Shares Exercisable as of
	December 31,	June 30,	Weighted Average Exercise Price
	2012	2013			Expiration
Equity-classified warrants
Issued to lenders and vendors	18,514	18,514	$158.81		August 2013 through September 2019
	18,514	18,514

Liability-classified warrants
Issued pursuant to March 2011 equity financing	27,388,851	27,218,851	$1.01	(1)	March 2016
Issued pursuant to October 2012 debt financing	52,843,337	57,438,408	$0.69	(2)	October 2014 through October 2022
Issued pursuant to June 2013 Celgene transaction	—	22,277,228	$1.01		June 2018 through June 2023
Issued pursuant to June 2013 debt financing	—	80,765,220	$0.69		June 2018 through June 2023
	80,232,188	187,699,707
Total	80,250,702	187,718,221

(1)
Effective April 6, 2013, the 2011 Warrants were adjusted downward by 8.0% from $1.10 to $1.01. The effectiveness of the Registration Statement on March 28, 2013 triggered an adjustment of the exercise price of the 2011 Warrants. Exercise price at December 31, 2012 was $1.10.

(2)
On April 6, 2013 the exercise price of the warrants issued in connection with the 2012 Financing was adjusted from $0.75 to $0.69, and the number of shares issuable upon exercise of the Warrants was increased to 57,438,408 shares. The effectiveness of the Registration Statement on March 28, 2013 triggered an adjustment of the exercise price of the 2012 Warrants and the number of shares issuable upon exercise of the warrants was increased. The exercise price at December 31, 2012 was $0.75.

Liability-classified Warrants

2011 Warrants

In March 2011, the Company issued warrants (2011 Warrants) to purchase 1,046,102 shares of common stock in connection with a private placement transaction. Each warrant was exercisable in whole or in part at any time until March 4, 2016 at a per share exercise price of $28.80, subject to certain adjustments as specified in the warrant agreement. The Company valued the warrants as derivative financial instruments as of the date of issuance (March 4, 2011) and will continue to do so at each reporting date, with any changes in fair value being recorded on the Statement of Operations and Comprehensive Loss. On December 31, 2012, the Company commenced an offer to the holders of 2011 Warrants to amend and restate the 2011 Warrants. Following execution by the holders of the Exchange Agreements and receipt of the Amended and Restated 2011 Warrants, such holders had the right in the aggregate to purchase 27,388,851 shares of common stock at an exercise price of $1.10. Effective April 6, 2013, the 2011 Warrants were adjusted downward by 8.0% from $1.10 to $1.01.

The warrants contain provisions that require the modification of the exercise price and shares to be issued under certain circumstances, including in the event the Company completes subsequent equity financings at a price per share lower than the then-current warrant exercise price. In addition, the warrants contain a net cash settlement provision under which the warrant holders may require the Company to purchase the warrants in exchange for a cash payment following the announcement of specified events defined as Fundamental Transactions involving the Company (e.g., merger, sale of all or substantially all assets, tender offer, or share exchange). The net cash settlement provision requires use of the Black-Scholes model in calculating the cash payment value in the event of a Fundamental Transaction.

The fair value of the 2011 Warrants as of December 31, 2012 and June 30, 2013 was determined using a risk-neutral framework within a Monte Carlo analysis to model the impact of potential modifications to the warrant exercise price and to include the probability of a Fundamental Transaction into the calculation of fair value. The valuation of warrants is subjective and is affected by changes in inputs to the valuation model including the price per share of the Company's common stock; assumptions regarding the expected amounts and dates of future debt and equity financing activities; assumptions regarding the likelihood and timing of Fundamental Transactions and, the historical volatility of the stock prices of the Company's common stock; risk-free rates based on U.S. Treasury security yields; and the Company's dividend yield.

In connection with the valuation performed on the 2011 Warrants, the Company believed the common stock price had not fully adjusted for the potential future dilution from the 2012 and 2013 Financings due to the trading restrictions on the unregistered shares of common stock issued and issuable from the conversion of debt and warrants, the uncertainty of the Company's outcome on its research programs, and the anti-dilution adjustment features of the warrants. Therefore, the Company used an implied enterprise value considering potential future values for the Company contingent on the outcome of its research programs in conjunction with a Monte Carlo analysis to estimate the range of possible outcomes within each scenario and to allocate value to the securities in accordance with the terms of the agreements. The valuation resulted in a model-derived common stock value of $0.04 per share and $0.011 per share as of December 31, 2012 and June 30, 2013, respectively, primarily due to the preference rights of the debt holders and the anti-dilution and net cash settlement features of the 2011, 2012, and 2013 Warrants. Changes in these assumptions can materially affect the fair value estimate. The Company will continue to classify the fair value of the warrants as a liability until the warrants are exercised, expire, or are amended in a way that would no longer require these warrants to be classified as a liability.

During the three and six months ended June 30, 2012, the Company recorded non-operating income of $1.2 million and $0.7 million, respectively due to a decrease in the estimated fair value of these warrants. During the three and six months ended June 30, 2013, the Company recorded non-operating expense of $0.7 million and $0.9 million, respectively due to an increase in the estimated fair value of these warrants.

The following table summarizes the calculated aggregate fair values and net cash settlement value for the 2011 Warrants as of the dates indicated along with the assumptions utilized in each calculation.
	Fair value as of
	December 31,	June 30,	Net cash settlement value as of
	2012	2013	June 30, 2013

Calculated aggregate value (in thousands)	$2,378	$1,451	$8,313	(1)
Exercise price per share of warrant	$1.10	$1.01	$1.01
Closing price per share of common stock	Not applicable	Not applicable	$0.31
Equity volatility	115.0%	120.0%	322.0	% (2)
Asset volatility	90%	90.3%	Not applicable
Probability of Fundamental Transaction	100%	100%	Not applicable
Expected term (years)	Not applicable	Not applicable	2.7
Weighted average risk-free interest rate	0.3%	0.3%	0.7%
Dividend yield	None	None	None

(1)	Represents the net cash settlement value of the warrant as of June 30, 2013, which value was calculated utilizing the Black-Scholes model specified in the warrant agreement.
(2)	Represents the volatility assumption used to calculate the net cash settlement value as of June 30, 2013 based on the terms of the warrant agreement.

2012 and 2013 Warrants

On October 2, 2012, as part of the 2012 Financing, the Company issued the 2012 Warrants to holders of the 2012 Convertible Notes. The 2012 Warrants were exercisable at an exercise price of $0.75 per share subject to certain adjustments as specified in the warrant agreement. The Company valued the warrants as derivative financial instruments as of the date of issuance and will continue to do so at each reporting date, with any changes in fair value being recorded on the Statement of Operations. On April 6, 2013, the conversion price of the 2012 Convertible Notes was adjusted to $0.69 per share, the exercise price of the Warrants was adjusted to $0.69 per share, and the number of shares issuable upon exercise of the Warrants was increased to 57,438,408 shares.

On June 28, 2013, as part of the 2013 Financing, the Company issued the 2013 Warrants to holders of the 2013 Convertible Notes. The 2013 Warrants are currently exercisable at an exercise price of $0.69 per share subject to certain adjustments as specified in the warrant agreement. In addition, on June 28, 2013, the Company entered into a Collaboration and Option Agreement with Celgene Corporation under which Celgene paid the Company $15 million in exchange for (i) five-year warrants to purchase 7,425,743 shares of common stock and ten-year warrants to purchase 14,851,485 shares of common stock, (ii) a right of first negotiation to the Company's Neo-Kidney Augment Program; and (iii) entering into the Collaboration and Option Agreement. The Celgene Warrants are currently exercisable at an exercise price of $1.01 per share. The Company valued the 2013 warrants as derivative financial instruments as of the date of issuance and will continue to do so at each reporting date, with any changes in fair value being recorded on the Statement of Operations and Comprehensive Loss.

The 2012 and 2013 warrants contain provisions that require the modification of the exercise price and shares to be issued under certain circumstances, including in the event the Company completes subsequent equity financings at a price per share lower than the then-current warrant exercise price. In addition, the warrants contain a net cash settlement provision under which the warrant holders may require the Company to purchase the warrants in exchange for a cash payment following the announcement of specified events defined as Major Transactions involving the Company (e.g., merger, sale of all or substantially all assets, tender offer, or share exchange). The net cash settlement provision requires use of the Black-Scholes model in calculating the cash payment value in the event of a Major Transaction.

The fair value of the 2012 and 2013 warrants as of December 31, 2012 and June 30, 2013 was determined using a risk-neutral framework within a Monte Carlo analysis to model the impact of potential modifications to the warrant exercise price and to include the probability of a Fundamental Transaction. In addition, the following inputs were used in the valuation model: assumptions regarding the aggregate value of the Company's debt and equity instruments, the amounts and dates of future debt financing transaction, and the historical and prospective volatility in the value of the Company's debt and equity instruments. The Company used an implied enterprise value considering potential future values for the Company contingent on the outcome of its research programs in conjunction with a Monte Carlo analysis to estimate the range of possible outcomes within each scenario and to allocate value to the securities in accordance with the terms of the agreements. The valuation resulted in a model-derived common stock value of $0.04 per share and $0.11 per share as of December 31, 2012 and June 30, 2013, respectively, primarily due to the preference rights of the debt holders and the anti-dilution and net cash settlement features of the 2011, 2012, and 2013 Warrants. Changes in these assumptions can materially affect the fair value estimate. The Company will continue to classify the fair value of the warrants as a liability until the warrants are exercised, expire, or are amended in a way that would no longer require these warrants to be classified as a liability.

During the three months ended June 30, 2013, the Company recorded non-operating income of $0.1 million due to a decrease in the estimated fair value of these warrants. During the six months ended June 30, 2013, the Company recorded non-operating expense of $1.6 million due to an increase in the estimated fair value of these warrants.

The following table summarizes the calculated aggregate fair values and net cash settlement value for the 2012 Warrants as of the dates indicated along with the assumptions utilized in each calculation.

	Fair value as of:		Net cash settlement value as of June 30, 2013
	December 31, 2012	June 30, 2013

Calculated aggregate value (in thousands)	$3,800	$6,512	$25,007 (1)
Exercise price per share of warrant	$0.75	$0.69	$0.69
Closing price per share of common stock	Not applicable	Not applicable	$0.44 (2)
Equity volatility	115.0%	120.0%	288.7% (3)
Asset volatility	90.0%	90.3%	Not applicable
Probability of Fundamental Transaction	100%	100%	Not applicable
Expected term (years)	Not applicable	Not applicable	7.5
Risk-free interest rate	0.3%	0.3%	2.1%
Dividend yield	None	None	None

(1)	Represents the net cash settlement value of the warrant as of June 30, 2013, which value was calculated utilizing the Black-Scholes model defined in the 2012 Warrant Agreement.
(2)	Represents the five-day Tengion stock VWAP used to calculate the net cash settlement value as of June 30, 2013.
(3)	Represents the volatility assumption used to calculate the net cash settlement value as of June 30, 2013, defined in the 2012 Warrant Agreement.

The following table summarizes the calculated aggregate fair values and net cash settlement value for the 2013 Warrants as of the dates indicated along with the assumptions utilized in each calculation.

	Fair value as of June 30, 2013	Net cash settlement value as of June 30, 2013

Calculated aggregate value (in thousands)	$13,047	$45,016(1)
Weighted average exercise price per share of warrant	$0.76	$0.76
Closing price per share of common stock	Not applicable	$0.44 (2)
Equity volatility	120.0%	288.7% (3)
Asset volatility	90.3%	Not applicable
Probability of Fundamental Transaction	100%	Not applicable
Expected term (years)	Not applicable	8.3
Risk-free interest rate	0.3%	2.2%
Dividend yield	None	None

(1)	Represents the net cash settlement value of the warrant as of June 30, 2013, which value was calculated utilizing the Black-Scholes model defined in the 2013 Warrant Agreement.
(2)	Represents the five-day Tengion stock VWAP used to calculate the net cash settlement value as of June 30, 2013.
(3)	Represents the volatility assumption used to calculate the net cash settlement value as of June 30, 2013, defined in the 2013 Warrant Agreement.

(13)         Warrants

The Company accounts for stock warrants as either equity instruments or derivative liabilities depending on the specific terms of the warrant agreement. Stock warrants are accounted for as derivative liabilities if the stock warrants allow for cash settlement or provide for modification of the warrant exercise price in the event subsequent sales of common stock are at a lower price per share than the then-current warrant exercise price. The Company classifies derivative warrant liabilities on the balance sheet as a current liability, which is revalued at each balance sheet date subsequent to the initial issuance of the stock warrant.

The following table summarizes outstanding warrants to purchase common stock:

	Shares Exercisable as of December 31,		Exercise
	2011	2012	Price	Expiration
Equity-classified warrants
Issued to vendors	389	389	$23.20	September 2015 through December 2016
Issued pursuant to refinancing of Working Capital Note	7,068	7,068	$28.80	March 2016
Issued to lenders	6,449	6,449	$234.40	August 2013 through December 2016
Issued to lenders	4,608	4,608	$263.90	October 2015 through September 2019
	18,514	18,514

Liability-classified warrants
Issued pursuant to March 2011 equity financing (1)	1,046,102	27,388,851	$1.10	March 2016
Issued pursuant to October 2012 debt financing	—	52,843,337	$0.75	October 2014 through October 2022
	1,046,102	80,232,188
Total	1,064,616	80,250,702

(1)
Prior to the 2012 Financing, the holders of 2011 Warrants had the right in the aggregate to purchase 1,046,102 shares of common stock at an exercise price of $28.80 per share. Subsequent to the 2012 Financing, the holders of the 2011 Warrants agreed to amend the terms of the 2011 Warrants and receive Amended and Restated 2011 Warrants to replace the 2011 Warrants. Holders of the Amended and Restated 2011 Warrants have the right in the aggregate to purchase 27,388,851 shares of common stock at an exercise price of $1.10.

Equity-classified Warrants

In March 2011, the Company granted a warrant to a lender to purchase 7,068 shares of common stock in connection with the refinancing of the Company's Working Capital Note. See Note 10 for a discussion of the refinancing. The Company determined the fair value of the warrant as of the date of grant was $14.90 per share by utilizing the Black-Scholes model. In estimating the fair value of the warrant, the Company utilized the following inputs: closing price per share of common stock of $27.40, volatility of 64.96%, expected term of 5 years, risk-free interest rate of 2.0% and dividend yield of zero.

Liability-classified Warrants

2011 Warrants

In March 2011, the Company issued warrants (2011 Warrants) to purchase 1,046,102 shares of common stock in connection with a private placement transaction. Each warrant was exercisable in whole or in part at any time until March 4, 2016 at a per share exercise price of $28.80, subject to certain adjustments as specified in the warrant agreement. The Company valued the warrants as derivative financial instruments as of the date of issuance (March 4, 2011) and will continue to do so at each reporting date, with any changes in fair value being recorded on the Statement of Operations.

On December 31, 2012, the Company commenced an offer to the holders of 2011 Warrants to amend and restate the 2011 Warrants. The Company subsequently executed exchange agreements (Exchange Agreements) with all of the holders of 2011 Warrants to exchange their 2011 Warrants for amended and restated warrants (2011 Amended and Restated Warrants).

Pursuant and subject to the Exchange Agreements, which generally governed the process of the exchange, the Holders executing the Exchange Agreements exchanged the 2011 Warrants held by each of them for 2011 Amended and Restated Warrants that provide for the following amendments:

·
an adjusted exercise price of $1.10, and a proportionate adjustment in the number of shares underlying the 2011 Warrants, which takes into account all adjustments under the 2011 Warrants as a result of the 2012 Financing;

·	certain edits to remove a Delisting (as defined in the 2011 Warrants) from qualifying as a fundamental transaction;
·
a Black Scholes calculation used to the determine the cash value received by a holder from the Company in connection with a repurchase of the unexercised portion of a warrant after the occurrence of a fundamental transaction that assumes a zero cost of borrow and a price per share equal to the closing market price of the Company's common stock, immediately prior to the closing of a fundamental transaction;

·
a Black Scholes calculation for purposes of determining the value of options issued in connection with the sale of other securities that assumes a zero cost of borrow and a price per share equal to the closing market price of the Company's common stock on the date the options are publicly announced, and if not announced, on the date they are issued; and

·
excluding the 2012 Financing and exercise of the call option provided under its terms as a trigger for adjustments to the exercise price of the warrants except that adjustments to the exercise price, conversion price or purchase price of the 2012 Financing securities (i) resulting from registration of such securities with the Securities Exchange Commission or the commencements of the Rule 144 Period, as contemplated by the 2012 Financing documents, will result in a proportional adjustment to the exercise price of the warrants and (ii) resulting from additional financings or other events will result in adjustments of the exercise price of the warrants pursuant to the terms of the 2011 Amended and Restated Warrant.

Prior to the 2012 Financing, the holders of 2011 Warrants had the right in the aggregate to purchase 1,046,102 shares of common stock at an exercise price of $28.80 per share. Following execution by the holders of the Exchange Agreements and receipt of the Amended and Restated 2011 Warrants, such holders had the right in the aggregate to purchase 27,388,851 shares of common stock at an exercise price of $1.10.
The warrants contain provisions that require the modification of the exercise price and shares to be issued under certain circumstances, including in the event the Company completes subsequent equity financings at a price per share lower than the then-current warrant exercise price. In addition, the warrants contain a net cash settlement provision under which the warrant holders may require the Company to purchase the warrants in exchange for a cash payment following the announcement of specified events defined as Fundamental Transactions involving the Company (e.g., merger, sale of all or substantially all assets, tender offer, or share exchange). The net cash settlement provision requires use of the Black-Scholes model in calculating the cash payment value in the event of a Fundamental Transaction.

The net cash settlement value at the time of any future Fundamental Transaction will depend upon the value of the following inputs at that time: the price per share of the Company's common stock, the volatility of the Company's common stock, the expected term of the warrant, the risk-free interest rate based on U.S. Treasury security yields, and the Company's dividend yield. The warrant requires use of a volatility assumption equal to the greater of (i) 100%, (ii) the 30-day volatility determined as of the trading day immediately following announcement of a Fundamental Transaction, or (iii) the arithmetic average of the 10, 30, and 50-day volatility determined as of the trading day immediately following announcement of a Fundamental Transaction. The net cash settlement value at the time of a Fundamental Transaction could exceed the carrying value. For example, as of December 31, 2012, the calculated cash settlement value of $16.5 million exceeded the fair value of $2.4 million.

As of December 31, 2011, the fair value of the warrants is determined using a risk-neutral lattice methodology within a Monte Carlo analysis to model the impact of potential modifications to the warrant exercise price and to include the probability of a Fundamental Transaction or Delisting into the calculation of fair value. The valuation of warrants is subjective and is affected by changes in inputs to the valuation model including the price per share of the Company's common stock, assumptions regarding the expected amounts and dates of future equity financing activities, assumptions regarding the likelihood and timing of Fundamental Transactions or a Delisting, the historical volatility of the stock prices of the Company's peer group, risk-free rates based on U.S. Treasury security yields, and the Company's dividend yield. Changes in these assumptions can materially affect the fair value estimate.

The fair value of the 2011 Warrants as of December 31, 2012 was determined using a risk-neutral framework within a Monte Carlo analysis to model the impact of potential modifications to the warrant exercise price and to include the probability of a Fundamental Transaction or, in the case of the December 31, 2011 valuation, a Delisting into the calculation of fair value. The valuation of warrants is subjective and is affected by changes in inputs to the valuation model including the price per share of the Company's common stock; assumptions regarding the expected amounts and dates of future debt and equity financing activities; assumptions regarding the likelihood and timing of Fundamental Transactions and, the historical volatility of the stock prices of the Company's common stock; risk-free rates based on U.S. Treasury security yields; and the Company's dividend yield.

In connection with the valuation performed on the 2011 Warrants, the Company believed the common stock price had not fully adjusted for the potential future dilution from the private placement completed on October 2, 2012 due to the trading restrictions on the unregistered shares of common stock issued and issuable from the conversion of debt and warrants, the uncertainty of the Company's outcome on its research programs, and the anti-dilution adjustment features of the warrants. Therefore, the Company used an implied enterprise value considering potential future values for the Company contingent on the outcome of its research programs in conjunction with a Monte Carlo analysis to estimate the range of possible outcomes within each scenario and to allocate value to the securities in accordance with the terms of the agreements. The valuation resulted in a model-derived common stock value of $0.05 per share primarily due to the preference rights of the debt holders and the anti-dilution and net cash settlement features of 2011 and 2012 Warrants. Changes in these assumptions can materially affect the fair value estimate. The Company will continue to classify the fair value of the warrants as a liability until the warrants are exercised, expire, or are amended in a way that would no longer require these warrants to be classified as a liability.

During the year ended December 31, 2011 and 2012, the Company recorded non-operating income of $14.4 million and $0.1 million, respectively due to a decrease in the estimated fair value of these warrants.

The following table summarizes the calculated aggregate fair values and net cash settlement value for the 2011 Warrants as of the dates indicated along with the assumptions utilized in each calculation.
	Fair value as of December 31,		Net cash settlement value as of
	2011	2012	December 31, 2012

Calculated aggregate value (in thousands)	$2,511	$2,378	$16,525	(2)
Exercise price per share of warrant (1)	$28.80	$1.10	$1.10
Closing price per share of common stock	$4.70	Not applicable	$0.99
Equity volatility	93.8%	115.0%	100.0	% (3)
Asset volatility	Not applicable	90.0%	Not applicable
Probability of Fundamental Transaction	28.9%	100%	Not applicable
Weighted average risk-free interest rate	0.7%	0.3%	0.4%
Dividend yield	None	None	None

(1)
Prior to the 2012 Financing, the holders of 2011 Warrants had the right in the aggregate to purchase 1,046,102 shares of common stock at an exercise price of $28.80 per share. Subsequent to the 2012 Financing, the holders of the 2011 Warrants agreed to amend the terms of the 2011 Warrants and receive Amended and Restated 2011 Warrants to replace the 2011 Warrants. Holders of the Amended and Restated 2011 Warrants have the right in the aggregate to purchase 27,388,851 shares of common stock at an exercise price of $1.10.

(2)	Represents the net cash settlement value of the warrant as of December 31, 2012, which value was calculated utilizing the Black-Scholes model specified in the warrant.
(3)	Represents the volatility assumption used to calculate the net cash settlement value as of December 31, 2012 based on the terms of the Amended and Restated Warrant Agreement.

2012 Warrants

On October 2, 2012, as part of the 2012 Financing, the Company issued the 2012 Warrants to holders of the Convertible Notes. The 2012 Warrants are exercisable at an exercise price of $0.75 per share subject to certain adjustments as specified in the warrant agreement. The Company valued the warrants as derivative financial instruments as of the date of issuance (October 2, 2012) and will continue to do so at each reporting date, with any changes in fair value being recorded on the Statement of Operations.

The 2012 Warrants include (i) five-year warrants to purchase up to 16,672,145 shares of common stock, (ii) ten-year warrants to purchase up to 33,344,293 shares of common stock and (iii) two-year warrants, issued only to holders of the Demand Notes, to purchase up to 1,118,722 shares of common stock.
In addition, the Company issued Horizon, ten-year warrants to purchase 1,138,785 shares of common stock and five-year warrants to purchase 569,392 shares of common stock in connection with the Loan Amendment (see Note 10).

The warrants contain provisions that require the modification of the exercise price and shares to be issued under certain circumstances, including in the event the Company completes subsequent equity financings at a price per share lower than the then-current warrant exercise price. In addition, the warrants contain a net cash settlement provision under which the warrant holders may require the Company to purchase the warrants in exchange for a cash payment following the announcement of specified events defined as Major Transactions involving the Company (e.g., merger, sale of all or substantially all assets, tender offer, or share exchange). The net cash settlement provision requires use of the Black-Scholes model in calculating the cash payment value in the event of a Major Transaction.

The net cash settlement value at the time of any future Major Transaction will depend upon the value of the following inputs at that time: the price per share of the Company's common stock, the volatility of the Company's common stock, the expected term of the warrant, the risk-free interest rate based on U.S. Treasury security yields, and the Company's dividend yield. The warrant requires use of a volatility assumption equal to the Five-Day Volume Weighted Average Price (VWAP) determined as of the trading day immediately following announcement of a Major Transaction. The net cash settlement value at the time of a Fundamental Transaction could exceed the carrying value. For example, as of December 31, 2012, the calculated cash settlement value of $39.9 million exceeded the fair value of $3.8 million.

The fair value of the warrants as of October 2, 2012 and December 31, 2012 was determined using a risk-neutral framework within a Monte Carlo analysis to model the impact of potential modifications to the warrant exercise price and to include the probability of a Fundamental Transaction. In addition, the following inputs were used in the valuation model: assumptions regarding the aggregate value of the Company's debt and equity instruments, the amounts and dates of future debt financing transaction, and the historical and prospective volatility in the value of the Company's debt and equity instruments. The Company used an implied enterprise value considering potential future values for the Company contingent on the outcome of its research programs in conjunction with a Monte Carlo analysis to estimate the range of possible outcomes within each scenario and to allocate value to the securities in accordance with the terms of the agreements. As of December 31, 2012, the valuation resulted in a model-derived common stock value of $0.04 per share primarily due to the preference rights of the debt holders and the anti-dilution and net cash settlement features of the 2011 and 2012 Warrants. Changes in these assumptions can materially affect the fair value estimate. The Company will continue to classify the fair value of the warrants as a liability until the warrants are exercised, expire, or are amended in a way that would no longer require these warrants to be classified as a liability.

During the year ended December 31, 2012, the Company recorded non-operating income of $1.3 million, due to a decrease in the estimated fair value of these warrants.

The following table summarizes the calculated aggregate fair values and net cash settlement value for the 2012 Warrants as of the dates indicated along with the assumptions utilized in each calculation.
	Fair value as of:		Net cash settlement value as of December 31, 2012
	October 2, 2012	December 31, 2012

Calculated aggregate value (in thousands)	$4,944	$3,800	$39,900	(1)
Exercise price per share of warrant	$0.75	$0.75	$0.75
Closing price per share of common stock	Not applicable	Not applicable	$0.99	(2)
Equity volatility	115%	115%	76	% (3)
Asset volatility	90%	90%	Not applicable
Probability of Fundamental Transaction	100%	100%	Not applicable
Expected term (years)	Not applicable	Not applicable	8.0
Risk-free interest rate	0.2%	0.3%	1.4%
Dividend yield	None	None	None

(1)	Represents the net cash settlement value of the warrant as of December 31, 2012, which value was calculated utilizing the Black-Scholes model defined in the 2012 Warrant Agreement.
(2)	Represents the 5 day Tengion stock VWAP used to calculate the net cash settlement value as of December 31, 2012.
(3)	Represents the volatility assumption used to calculate the net cash settlement value as of December 31, 2012, defined in the 2012 Warrant Agreement.

Stock-based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stock-based Compensation [Abstract]
Stock-based Compensation
(13)	Stock-based Compensation

The Company currently maintains two stock-based compensation plans. Under the 2004 Stock Option Plan (the 2004 Plan), stock awards were granted to employees, directors, and consultants of the Company, in the form of restricted stock and stock options. The amounts and terms of options granted were determined by the Company's compensation committee. The equity awards granted under the Plan generally vest over four years and have terms of up to ten years after the date of grant, and options are exercisable in cash or as otherwise determined by the board of directors. There are no shares available for future grants under the 2004 Plan, as grants from the 2004 Plan ceased upon the Company's initial public offering in April 2010.

The 2010 Stock Incentive and Option Plan (2010 Plan) became effective upon the closing of the Company's initial public offering. Under the 2010 Plan, stock awards may be granted to employees, directors, and consultants of the Company, in the form of restricted or unrestricted stock, stock appreciation rights, cash-based or performance share awards and stock options. The amounts and terms of options granted are determined by the Company's compensation committee. The equity awards granted under the Plan generally vest over four years and have terms of up to ten years after the date of grant, and options are exercisable in cash or as otherwise determined by the board of directors. The 2010 Plan allows for the transfer of forfeited shares from the 2004 Plan. As of June 30, 2013, 153,707 shares of common stock were available for future grants under the 2010 Plan.

Stock Options

The following table summarizes stock option activity under the Plans:
	Number of shares	Weighted- average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2012	234,465	$12.37	8.5	$—
Granted	—	$—
Exercised	—	$—
Forfeited	(2,419)	$16.04
Outstanding at June 30, 2013	232,046	$12.33	8.0	$—

Vested and expected to vest at June 30, 2013	218,891	$12.55	8.0	$—

Exercisable at June 30, 2013	110,241	$16.78	7.6	$—

Total stock-based compensation expense recognized for stock options to employees and non-employee directors for the three months ended June 30, 2012 and 2013 was $0.1 million and $0.1 million, respectively. Total stock-based compensation expense recognized for stock options to employees and non-employee directors for the six months ended June 30, 2012 and 2013 was $0.2 million and $0.2 million, respectively. As of June 30, 2013, there was $0.6 million of unrecognized compensation expense, net of forfeitures, related to non-vested employee and non-employee director stock options, which is expected to be recognized over a weighted- average period of 2.3 years.

Restricted Stock

The Company has issued restricted stock as compensation for the services of certain employees and other third parties. The grant date fair value of restricted stock was based on the fair value of the common stock on the date of grant, and compensation expense is recognized ratably as the restrictions lapse.

The following table summarizes restricted stock activity under the Plans:
	Number of shares	Weighted- average grant date fair value
Nonvested at December 31, 2012	74,372	$7.81
Granted	—	$—
Vested	(19,221)	$8.35
Forfeited	(212)	$15.81
Nonvested at June 30, 2013	54,939	$7.60

Total stock-based compensation expense for restricted stock was $34,000 and $36,000 for the three months ended June 30, 2012 and 2013, respectively. Total stock-based compensation expense for restricted stock was $83,000 and $81,000 for the six months ended June 30, 2012 and 2013, respectively. As of June 30, 2013, there was $0.3 million of unrecognized compensation expense related to restricted stock awards, which is expected to be recognized over a weighted- average period of 2.5 years.

(14)            Stock-based Compensation

The Company currently maintains two stock-based compensation plans. Under the 2004 Stock Option Plan (the 2004 Plan), stock awards were granted to employees, directors, and consultants of the Company, in the form of restricted stock and stock options. The amounts and terms of options granted were determined by the Company's compensation committee. The equity awards granted under the Plan generally vest over four years and have terms of up to ten years after the date of grant, and options are exercisable in cash or as otherwise determined by the board of directors. There are no shares available for future grants under the 2004 Plan, as grants from the 2004 Plan ceased upon the Company's initial public offering in April 2010.

The 2010 Stock Incentive and Option Plan (2010 Plan) became effective upon the closing of the Company's initial public offering. Under the 2010 Plan, stock awards may be granted to employees, directors, and consultants of the Company, in the form of restricted or unrestricted stock, stock appreciation rights, cash-based or performance share awards and stock options. The amounts and terms of options granted are determined by the Company's compensation committee. The equity awards granted under the Plan generally vest over four years and have terms of up to ten years after the date of grant, and options are exercisable in cash or as otherwise determined by the board of directors. The 2010 Plan allows for the transfer of forfeited shares from the 2004 Plan. As of December 31, 2012, 46,652 shares of common stock were available for future grants under the Plan.

Stock Options

The following table summarizes stock option activity under the Plans:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at December 31, 2010	137,896	$24.88
Granted	130,569	$11.34
Exercised	(18,735)	$4.40
Forfeited	(74,858)	$25.36
Outstanding at December 31, 2011	174,872	$16.76
Granted	87,184	$5.66
Exercised	(2,432)	$4.40
Forfeited	(25,159)	$20.45
Outstanding at December 31, 2012	234,465	$12.37	8.5	$—

Vested and expected to vest at December 31, 2012	218,118	$12.69	8.4	$—

Exercisable at December 31, 2012	71,442	$21.45	7.6	$—

During 2011 and 2012, the Company issued options to purchase 129,569, and 87,184 shares of common stock, respectively, to employees and non-employee directors under the Plans. The per-share weighted-average fair value of the options granted to employees during 2011 and 2012 was estimated at $6.10, and $5.66, respectively, on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2011	2012

Volatility	79%	84%
Expected term	5.5 years	6.0 years
Risk-free interest rate	1.4%	1.1%
Dividend yield	None	None

Total stock-based compensation expense recognized for stock options to employees and non-employee directors for the years ended December 31, 2011 and 2012 was $0.7 million and $0.4 million, respectively. As of December 31, 2012, there was $0.7 million of unrecognized compensation expense, net of forfeitures, related to non-vested employee stock options and remaining incremental expense associated with the modification of stock options and no unrecognized compensation expense related to non-vested non-employee director stock options.

During 2011, the Company issued options to purchase 1,000 shares of common stock to non-employee consultants under the Plan. No options were granted to non-employees during the year ended December 31, 2012. The per-share weighted-average fair value of the options granted to non-employees during 2011 was estimated at $2.90 on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2011	2012

Volatility	89%	Not applicable
Expected term	5 years	Not applicable
Risk-free interest rate	0.8%	Not applicable
Dividend yield	None	Not applicable

Total stock-based compensation expense recognized for stock options to nonemployees for the years ended December 31, 2011 and 2012 was $9,000 and $1,000, respectively. As of December 31, 2012, there was not any unrecognized compensation expense related to non-vested nonemployee stock options.

Restricted Stock

The Company has issued restricted stock as compensation for the services of certain employees and other third parties. The grant date fair value of restricted stock was based on the fair value of the common stock on the date of grant, and compensation expense is recognized based on the period in which the restrictions lapse.

The following table summarizes restricted stock activity under the Plans:
	Number of shares	Weighted-average grant date fair value
Nonvested at December 31, 2010	—	$—
Granted	31,096	$24.20
Vested	(2,167)	$24.20
Forfeited	(14,941)	$24.20
Nonvested at December 31, 2011	13,988	$24.20
Granted	67,863	$6.00
Vested	(5,047)	$24.20
Forfeited	(2,432)	$17.36
Nonvested at December 31, 2012	74,372	$7.81

Total stock-based compensation expense for restricted stock was $0.1 million and $0.2 million for the years ended December 31, 2011 and 2012, respectively. As of December 31, 2012, there was $0.4 million of unrecognized compensation expense related to restricted stock awards, which is expected to be recognized over a weighted- average period of 2.9 years.

Employee Benefit Plan	12 Months Ended
Dec. 31, 2012
Employee Benefit Plan [Abstract]
Employee Benefit Plan
(15)          Employee Benefit Plan

The Company maintains a defined contribution 401(k) plan (the 401(k) Plan) for the benefit of its employees. Employee contributions are voluntary and are determined on an individual basis, limited by the maximum amounts allowable under federal tax regulations. As of December 31, 2012, the Company has not elected to match any of the employee's contributions to the 401(k) Plan.

Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies
(14)	Commitments and Contingencies

Leases

The Company leases office space and office equipment under operating leases, which expire at various times through February 2016. Excluding the lease liability activity described in Note 8, rent expense under these operating leases was $37,000 and $9,000 for the three months ended June 30, 2012 and 2013, respectively. Excluding the lease liability activity described in Note 8, rent expense under these operating leases was $87,000 and $81,000 for the six months ended June 30, 2012 and 2013, respectively.
The following table summarizes future minimum lease payments as of June 30, 2013 (in thousands):

2013	$519
2014	1,055
2015	1,079
2016	278
Total minimum lease payments (1)	$2,931

(1) The future minimum lease payments above do not include the impact of any potential sublease income discussed in Note 8 related to the Company's lease liability.

(16)          Commitments and Contingencies

(a)Leases and Letters of Credit

The Company leases office space and office equipment under operating leases, which expire at various times through February 2016. Excluding the lease liability activity described in Note 9, rent expense under these operating leases was $0.7 million and $0.2 million for each of the years ended December 31, 2011 and 2012, respectively.

The following table summarizes future minimum lease payments as of December 31, 2012 (in thousands):

2013	$947
2014	1,055
2015	1,079
2016	278
Total minimum lease payments (1)	$3,360

(1)	The future minimum lease payments above do not include the impact of any potential sublease income discussed in Note 9 related to the Company's lease liability.

Effective March 2011, the lease agreement for the Company's facility in East Norriton, Pennsylvania required the Company to provide security and restoration deposits totaling $2.2 million to the landlord, an increase from the prior amount of $1.7 million. Until January 2011, the Company obtained letters of credit from a bank in favor of the landlord to satisfy the obligations. In January 2011, the Company deposited $1.0 million with the landlord as a security deposit, which amount is recorded as a non-current other asset on the Company's balance sheet as of December 31, 2011. As of December 31, 2011, an outstanding letter of credit was satisfying the remaining restoration deposit obligation of $1.2 million. At the end of the lease term, the landlord has the right to require us to utilize the funds collateralizing this letter of credit to restore the facility to its original condition. The letter of credit was collateralized by an account held at the bank. The letter of credit expired on December 2, 2012. As a result, the Company has deposited an additional $1.2 million in an account held by the landlord to satisfy its deposit obligation.

In May 2011, the Company exercised the first five-year renewal option under its lease for laboratory space in Winston-Salem, North Carolina. The amended lease extends the lease term to October 2016 and provides for payments of average annual base rent of approximately $0.2 million commencing in October 2011.

(b)	License and Research Agreements

In 2003, a license agreement was executed with Children's Medical Center Corporation (CMCC), whereby CMCC granted the Company a license to utilize certain patent rights. In accordance with the license agreement, the Company paid an initial license fee of $0.2 million, which was recorded as research and development expense. Additionally, the license agreement requires the Company to reimburse CMCC for patent costs related to the underlying licensed rights. In, 2011, 2012, and for the period from July 10, 2003 (inception) through December 31, 2012, the Company recorded $0.2 million, $0.1 million, and $2.4 million, respectively, related to the reimbursement of such patent costs as general and administrative expenses in the accompanying statements of operations.

The Company is obligated to make payments to CMCC upon the occurrence of various development and sales milestones. During the fourth quarter of 2006, the Company achieved two of its development milestones for the first licensed product launched, as defined in the agreement, and paid $0.4 million, which was recorded as research and development expense for the year ended December 31, 2006. No further milestones payments have been made. If the Company develops and obtains regulatory approval of a licensed product in each of the four subfields covered under the license, it will be required to pay CMCC milestones aggregating approximately $6.9 million, which includes $0.4 million paid to date. Also, if cumulative net sales of all licensed products reach a certain level, the Company will be required to make a one-time sales milestone payment of $2.0 million. The timing and likelihood of such milestone payments are not currently known to the Company. A portion of the milestone payments the Company makes will be credited against its future royalty payments. The Company must pay CMCC royalties in the mid-single digit range based on net sales of licensed products as defined in the agreement by the Company, its affiliates and its sublicensees, which royalties will be reduced for certain amounts the Company is required to pay to license patents or intellectual property from third parties and under certain circumstances if there is a competing product. No royalties will be payable with respect to sales of licensed products in countries where there is no valid patent claim, unless the Company advised CMCC not to file for patent protection in that country and later chose to market and sell licensed products in such country. The license agreement, and the Company's obligation to pay royalties, terminates on the later of the expiration, on a country-by-country basis, of the last patent right and October 2018.

In January 2006 the Company entered into a license agreement with Wake Forest University Health Sciences, or WFUHS, which was amended in May 2007, for the license of certain of WFUHS's intellectual property rights. Under the license agreement, the Company issued WFUHS a warrant to purchase 320 shares of the Company's common stock through January 1, 2016 at an exercise of $23.20 per share and is required to pay WFUHS a percentage of certain consideration received from a sublicensee. The Company is not required to make any milestone payments to WFUHS related to the development or commercialization of the licensed products, but the Company is required to pay certain license maintenance fees with respect to each product covered by new development patents, commencing two years after the Company initiates the first animal study conducted under cGLP, with respect to such product. These license maintenance fees, which are in the low six figure range with respect to each product, will be creditable against royalties the Company is obligated to pay to WFUHS for such product. In addition, the Company is required to pay WFUHS royalties in the low- to mid-single digit range based on net sales of licensed products in all countries. With respect to any product covered by an improvement patent, the Company's obligation to pay royalties to WFUHS terminates upon the later of the expiration, on a product-by-product basis, of the last to expire patent covering such product and the date that is 15 years from the first commercial sale of such product, provided that no such royalty is payable more than seven years after expiration of the last-to-expire patent covering such product.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes
(17)        Income Taxes

A reconciliation of the statutory U.S. federal rate to the Company's effective tax rate is as follows:

	2011	2012
Percent of pre-tax income:
U.S. federal statutory income tax rate	(34.0)	(34.0)
State taxes, net of federal benefit	(7.2)	(4.6)
Interest expense –revaluation of warrants	(25.5)	(2.4)
Other	0.8	1.4
Valuation allowance	65.9	39.6
Effective income tax expense rate	—	—

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets were as follows (in thousands):

	December 31,
	2011	2012
Net operating loss carryforwards	$56,702	$61,522
Research and development credits	5,241	5,636
Depreciation and amortization	5,198	5,040
Capitalized start-up costs	14,703	16,453
Other temporary differences	2,384	1,340
Gross deferred tax asset	84,228	89,991
Deferred tax assets valuation allowance	(84,228)	(89,991)
	—	—

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which the temporary differences representing net future deductible amounts become deductible. Due to the Company's history of losses, the deferred tax assets are fully offset by a valuation allowance at December 31, 2011 and 2012. The valuation allowance in 2011 increased by $13.3 million over 2010 and the valuation allowance in 2012 increased by $5.8 million over 2011, related primarily to additional net operating losses incurred by the Company and additional capitalized start-up expenses.

The Company has moved its corporate headquarters to its leased facility in Winston-Salem, North Carolina during the first quarter of 2012. As a result of differences in effective tax rates in North Carolina versus Pennsylvania, the deferred effective state tax rate is anticipated to be reduced. As the Company has a full valuation allowance on its deferred taxes, there is no impact related to the change in the effective state tax rate on the balance sheet and statement of operations. The Company is updating its forecasted effective state tax rate to consider this impact on its deferred taxes and will continue to monitor and update the rate as necessary. Additionally, the Company has approximately $8.3 million of deferred tax asset related to Pennsylvania net operating loss carryforwards. The ultimate use of this deferred tax asset may be impacted by the size of operations remaining in Pennsylvania in the future. This deferred tax asset is currently offset by a full valuation allowance.

As of December 31, 2011, and 2012, approximately $35.7 million and $42.7 million, respectively, of the Company's expenses had been capitalized for tax purposes as start-up costs. For tax purposes, capitalized start-up costs will be amortized over fifteen years beginning when the Company commences operations, as defined under the Internal Revenue Code.

The following table summarizes carryforwards of net operating losses and tax credits as of December 31, 2012 (in thousands).

	Amount	Expiration
Federal net operating losses	$150,936	2023 to 2032
State net operating losses	167,352	2019 to 2032
Research and development credits	5,636	2024 to 2032

The Tax Reform Act of 1986 (the Act) provides for a limitation on the annual use of net operating loss and research and development tax credit carryforwards following certain ownership changes (as defined by the Act) that could limit the Company's ability to utilize these carryforwards. The Company has not completed a study to assess whether an ownership change has occurred, or whether there have been multiple ownership changes since its formation, due to the significant costs and complexities associated with such a study. The Company may have experienced various ownership changes, as defined by the Act, as a result of past financings. Accordingly, the Company's ability to utilize the aforementioned carryforwards may be limited. Additionally, U.S. tax laws limit the time during which these carryforwards may be applied against future taxes; therefore, the Company may not be able to take full advantage of these carryforwards for federal or state income tax purposes.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
(18)        Subsequent Events

On January 30, 2013, the Company entered into a Second Consent and Amendment Agreement (the Second Amendment) with investors (the Investors) in the Company's 2012 Financing. Pursuant to the Second Amendment, the Investors agreed to extend the interest payments that were due on February 1, 2013 to February 15, 2013. The aggregate amount of the interest payments is $0.5 million, which amount will continue to accrue interest at the rate of ten percent (10%) per annum.

Additionally, the Second Amendment amends the registration rights agreement between the Company and the Investors entered into in connection with the 2012 Financing, as amended by the First Amendment, to extend the deadline to register the shares underlying the Convertible Notes and 2012 Warrants issued in the 2012 Financing from January 30, 2013 to March 1, 2013, a date that is 150 days following the issuance of the Convertible Notes and 2012 Warrants.

2012 Financing Transaction Document Amendments

On February 14, 2013, the Company entered into the Amendment Agreement to the 2012 Warrants and Convertible Notes (the Warrants and Notes Amendment) and the Third Amendment Agreement to the Registration Rights Agreement and Facility Agreement (the Registration Rights and Facility Amendment and together with the 2012 Warrants and the Convertible Notes Amendment, the 2012 Financing Transaction Document Amendments), each by and among the Company and the investors in the 2012 Financing. Pursuant to the 2012 Financing Transaction Document Amendments, the Company and its investors in the 2012 Financing agreed to:

·
Limit its registration obligations for the shares underlying the Convertible Notes and the 2012 Warrants, issued in connection with the 2012 Financing to the share limitations imposed by the Securities and Exchange Commission, which requires that the amount of shares registered not exceed one third of its public float;

·
Provide that shares underlying the 2012 Warrants be registered prior to any other securities that the Company is required to register under the 2012 Financing Transaction Document Amendments and extend the deadline for the Company to file an initial registration statement to register shares underlying the securities issued in the 2012 Financing to March 31, 2013, a day that is 180 calendar days following the date on which the Convertible Notes and 2012 Warrants were issued;

·	Extend the additional filing and registration deadlines with respect to additional registration statements that are required to be filed by the Company;
·	Provide for a pro rata allocation amongst the 2012 Financing investors of the shares of Common Stock the Company is able to register in each registration statement it is required to file;
·
Provide for the assumption that resales of shares of its common stock, when eligible, will be under Rule 144 under the Securities Act of 1933, as amended, unless a 2012 Financing investor informs us of a sale under the registration statement;

·
Allow the Company to satisfy its interest obligations under the Convertible Notes through the issuance of shares of restricted common stock or, if such issuance would result in a 2012 Financing investor holding more than 9.985% of the total number of its outstanding shares (the 9.985% Limitation), with warrants to purchase shares of common stock for nominal consideration that would become exercisable only to the extent that such exercise would not result in an investor going over the 9.985% Limitation (the Interest Warrants);

·	Extend the interest payments due April 1, 2013 under the Convertible Notes by one day to April 2, 2013; and
·
Exclude securities that may be issued or issuable pursuant to any financing that it may complete in 2013 with securities with an issuance, conversion price or exercise price greater than $0.75 and gross proceeds of no more than $30 million (the 2013 Financing) from the definition of a Major Transaction and to include the 2013 Financing in the definition of Permitted Liens and Indebtedness under the 2012 Financing Transaction Document Amendments.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Use of Estimates
(a)Use of Estimates

The preparation of financial statements, in accordance with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Fair Value of Financial Instruments
(b)Fair Value of Financial Instruments

As of December 31, 2011 and 2012, the carrying amounts of financial instruments held by the Company, which include cash equivalents, short-term investments, prepaid expenses and other current assets, accounts payable, and accrued expenses, approximate fair value due to the short-term nature of those instruments. In addition, the carrying value of the Company's debt instruments, which do not have readily ascertainable market values, approximate fair value, given that the interest rates on outstanding borrowings approximate market rates.

Cash and Cash Equivalents
(c)Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. As of December 31, 2011, cash and cash equivalents included government-backed money market funds, commercial paper, and various bank deposit accounts. As of December 31, 2011, $1.2 million of the Company's cash was held in a separate account collateralizing letters of credit issued by a bank in favor of the landlord of its leased facility in East Norriton, Pennsylvania.

Short-term Investments
(d)Short-term Investments

The Company classifies investments as held-to-maturity at the time of purchase and reevaluates such designation as of each balance sheet date. Securities are classified as held-to-maturity when the Company has the positive intent and the ability to hold the securities until maturity. Held-to-maturity investments are recorded at amortized cost, adjusted for the accretion of discounts or premiums. Discounts or premiums are accreted into interest income over the life of the related investment using the straight-line method, which approximates the effective-yield method. Dividend and interest income are recognized when earned.

Restricted Cash
(e)Restricted Cash

The Company has deposited $1 million of the gross proceeds of its Senior Secured Convertible Notes (the Convertible Notes) (see footnote 10 for discussion of the Convertible Notes) financing into an escrow account pursuant to an Escrow Agreement between the Company, the lenders, and an escrow agent. Upon the achievement of (1) the successful completion of patient implants in the Phase I clinical trial of the Company's Neo-Urinary Conduit and (2) analysis of in-life data from the Company's GLP studies for the Neo-Kidney Augment that demonstrates that continued development is warranted (the Milestones), the lenders will instruct the escrow agent to release the escrowed funds to the Company. If the Milestones are not achieved by March 1, 2013, at the direction of the holders of at least 40% of the aggregate principal amount of the Convertible Notes, including certain specified holders, the escrow agent will transfer to the Company the portion of the escrowed amount that the holders agree is necessary for the orderly disposition of the Company's assets. This deposit is classified as restricted cash as of December 31, 2012.

Property and Equipment
(e)Property and Equipment

Property and equipment are stated at cost. Depreciation is provided over the estimated useful lives of the assets using the straight-line method. The Company uses a life of three years for computer equipment, five years for laboratory and office and warehouse equipment, seven years for furniture and fixtures, and the lesser of the useful life of the asset or the remaining life of the underlying facility lease for leasehold improvements. Expenditures for maintenance, repairs, and betterments that do not prolong the useful life of the asset are charged to expense as incurred. The Company capitalizes interest in connection with the construction of property and equipment.

Impairment of Long-Lived Assets
(f)Impairment of Long-Lived Assets

Long-lived assets, such as property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, then an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. During the year ended December 31, 2011, the Company recorded a charge for impairment of property and equipment. See Note 6 for additional information.

Research and Development
(g)Research and Development

Research and development costs are charged to expense as incurred. Research and development costs consist of personnel related expenses, including salaries, benefits, travel, and other related expenses, including stock-based compensation; payments made to third party contract research organizations for preclinical studies, investigative sites for clinical trials, and consultants; costs associated with regulatory filings and the advancement of the Company's product candidates through preclinical studies and clinical trials; laboratory and other supplies; manufacturing development costs; and related facility maintenance.

Income Taxes
(h)Income Taxes

Income taxes are accounted for under the asset-and-liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the tax provision in the period that includes the enactment date.

Stock-Based Compensation
(i)Stock-Based Compensation

The Company measures and recognizes compensation expense for all employee stock-based payments at fair value, net of estimated forfeitures, over the vesting period of the underlying stock-based awards. In addition, the Company accounts for stock-based compensation to nonemployees in accordance with the accounting guidance for equity instruments that are issued to other than employees.

Determining the appropriate fair value of stock-based payment awards require the input of subjective assumptions, including the expected life of the stock-based payment awards and stock price volatility. The Company uses the Black-Scholes option-pricing model to value its stock option awards. The assumptions used in calculating the fair value of stock-based payment awards represent management's best estimates and involve inherent uncertainties and the application of management's judgment. As a result, if factors change and management uses different assumptions, stock-based compensation expense could be materially different in the future. Since the Company does not have sufficient historical volatility of its stock for the expected term of its options, it uses comparable public companies as a basis for its expected volatility to calculate the fair value of option grants.

The estimation of the number of stock awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from the Company's current estimates, such amounts will be recorded as an adjustment in the period in which estimates are revised. The Company considers many factors when estimating expected forfeitures for stock awards granted to employees, consultants and directors, including types of awards, employee class, and an analysis of the Company's historical and known forfeitures on existing awards. Under the true-up provisions of the stock based compensation guidance, the Company records additional expense if the actual forfeiture rate is lower than estimated, and a recovery of expense if the actual forfeiture rate is higher than estimated, during the period in which the options vest.

Embedded Derivative and Derivative Liability
(j) Embedded Derivative and Derivative Liability

The Company accounts for the Demand Note Exchange Right and the conversion feature embedded in the Convertible Notes (the Conversion Option) in accordance with ASC 815, Derivatives and Hedging (ASC 815). Under this accounting guidance, the Company is required to bifurcate the embedded derivative from the host instrument and account for it as a free-standing derivative financial instrument. The Company classifies these embedded derivatives as part of the carrying value of the debt host instrument. The Company also accounts for the Call Option issued in connection with the 2012 Financing in accordance with ASC 815, as this instrument is considered a free-standing financial instrument that meets the criteria of a derivative under the guidance. The Company classifies the Call Option as a Derivative Liability on the balance sheet. The changes in fair value of the embedded derivative or derivative liability are remeasured at each balance sheet date and recorded in current period earnings.

Warrants
(k)Warrants

The Company accounts for stock warrants as either equity instruments or derivative liabilities depending on the specific terms of the warrant agreement. Stock warrants that allow for cash settlement or provide for modification of the warrant exercise price are accounted for as derivative liabilities. The Company classifies derivative warrant liabilities on the balance sheet as a current liability. The changes in fair value of the derivative warrant liabilities are remeasured at each balance sheet date and recorded in current period earnings.

Net Loss Per Share
(l)Net Loss Per Share

Basic and diluted net loss attributable to common stockholders per share is calculated by dividing net loss attributable to common stockholders by the weighted-average number of common shares outstanding. For all periods presented, the outstanding shares of unvested restricted stock as well as the number of common shares issuable upon exercise of outstanding stock options and warrants and conversion of notes payable have been excluded from the calculation of diluted net loss attributable to common stockholders per share because their effect would be anti-dilutive. Therefore, the weighted-average shares used to calculate both basic and dilutive loss per share are the same.

The following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding as of December 31, 2011, and 2012, as they would be anti-dilutive:

	Year Ended December 31,
	2011	2012
Shares underlying warrants outstanding	1,064,616	80,250,702
Shares underlying options outstanding	174,872	234,465
Unvested restricted stock	13,988	74,372
Convertible notes payable	—	20,007,002

Deferred Debt Offering Costs
(m)Deferred Debt Offering Costs

Deferred debt offering costs include costs directly attributable to the Company's debt offerings. In accordance with authoritative literature, these costs are deferred and amortized over the term of the debt using the effective interest method.

Reverse Stock Split
(n)Reverse Stock Split

On May 25, 2012, the Company's Board of Directors approved a reverse stock split on the basis of one share of common stock for each currently outstanding 10 shares of pre-split common stock that became effective on June 14, 2012. All common share and per-share data included in these financial statements reflect such reverse stock split.

Net Loss Per Share - Q2 (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Net Loss Per Share [Abstract]
Potentially dilutive securities
The following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding as they would be anti-dilutive:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2013	2012	2013
Shares underlying warrants outstanding	1,064,616	187,718,221	1,064,616	187,718,221
Shares underlying options outstanding	250,993	232,046	250,993	232,046
Unvested restricted stock	75,844	54,939	75,844	54,939
Convertible notes payable	—	48,668,482	—	48,668,482

The following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding as of December 31, 2011, and 2012, as they would be anti-dilutive:

	Year Ended December 31,
	2011	2012
Shares underlying warrants outstanding	1,064,616	80,250,702
Shares underlying options outstanding	174,872	234,465
Unvested restricted stock	13,988	74,372
Convertible notes payable	—	20,007,002

Supplemental Cash Flow Information - Q2 (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
The following table contains additional supplemental cash flow information for the periods reported (in thousands).
	Six Months Ended June 30,		Period from July 10, 2003 (inception) through June 30, 2013
	2012	2013
Noncash investing and financing activities:
Conversion of note principal to redeemable convertible preferred stock	$—	$—	$3,562
Convertible note issued to initial stockholder for consulting expense	—	—	210
Fair value of embedded derivatives and derivatives issued with issuance of long-term debt	—	732	4,401
Fair value of warrants issued with issuance of long-term debt		9,657	16,891
Fair value of warrants issued with issuance of common stock	—	—	16,947
Fair value of warrants issued pursuant to Celgene Collaboration and Option Agreement	—	3,390	3,390
Conversion of redeemable convertible preferred stock into 566 shares of common stock	—	—	191,909
Conversion of warrant liability	—	15	138
Issuance of common stock for payment of interest	—	749	749

The following table contains additional cash flow information for the periods reported (in thousands).

	Year Ended December 31,		Period from July 10, 2003 (inception) through December 31,
	2011	2012	2012
Supplemental cash flow disclosures:
Noncash investing and financing activities:
Conversion of note principal to redeemable convertible preferred stock	$—	$—	$3,562
Convertible note issued to initial stockholder for consulting expense	—	—	210
Exchange of Demand Note for Convertible Note for Convertible Notes	—	1,005	1,005
Fair value of embedded derivatives and derivatives issued with issuance of long-term debt	—	3,669	3,669
Fair value of warrants issued with issuance of long-term debt	105	4,944	7,234
Fair value of warrants issued with issuance of common stock	16,947	—	16,947
Conversion of redeemable convertible preferred stock into 566 shares of common stock	—	—	191,909
Conversion of warrant liability	—	—	123
Cash paid for interest, net of amounts capitalized	722	515	12,793
Cash paid for issuance costs classified as interest expense	—	830	830

Financial Instruments - Q2 (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Financial Instruments [Abstract]
Financial assets and liabilities measured at fair value on a recurring basis
The following fair value hierarchy table presents information about each major category of the Company's financial assets and liability measured at fair value on a recurring basis as of December 31, 2012 and June 30, 2013 (in thousands).

	Fair value measurement at reporting date using:
	Quoted prices in active markets for identical assets(Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At December 31, 2012
Assets:
Cash and cash equivalents	$7,536	$—	$—	$7,536

Liabilities:
Derivative liability	$—	$—	$2,449	$2,449
Embedded derivative liability	—	—	276	276
Warrant liability	—	—	6,178	6,178
	$—	$—	$8,903	$8,903

At June 30, 2013:
Assets:
Cash and cash equivalents	$13,873	$—	$—	$13,873

Liabilities:
Derivative liability	$—	$—	$—	$—
Embedded derivative liability	—	—	1,323	1,323
Warrant liability	—	—	21,010	21,010
	$—	$—	$22,333	$22,333

The following fair value hierarchy table presents information about each major category of the Company's financial assets and liability measured at fair value on a recurring basis as of December 31, 2011 and 2012 (in thousands).

	Fair value measurement at reporting date using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At December 31, 2011
Assets:
Cash and cash equivalents	$9,244	$—	$—	$9,244
Short-term investments
U.S. government agency funds.	4,021	—	—	4,021
Corporate securities	2,045	—	—	2,045
Short-term investments	6,066	—	—	6,066
	$15,310	$—	$—	$15,310

Liabilities:
Warrant liability	$—	$—	$2,511	$2,511

	Fair value measurement at reporting date using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At December 31, 2012:
Assets:
Cash and cash equivalents	$7,536	$—	$—	$7,536
Short-term investments	—	—	—	—
	$7,536	$—	$—	$7,536
Liabilities:
Derivative liability	$—	$—	$2,449	$2,449
Embedded derivative liability	—	—	276	276
Warrant liability	—	—	6,178	6,178
$	$—	$8,903	$8,903

Reconciliation of embedded derivative liability measured at fair value on a recurring basis using unobservable inputs (Level 3)
The Company has recorded a derivative liability relating to a call option issued to the holders of convertible notes issued in 2012 (the Call Option). See Note 11 for further discussion of the Call Option derivative liability. This derivative liability is measured at fair value on a recurring basis using unobservable inputs or available market data to support the fair value (Level 3). A reconciliation of the derivative liability is as follows (in thousands):

Call Option
Balance at January 1, 2013	$4,627
Change in fair value of derivative liability	2,449
Exercise of Call Option	(6,572)
Expiration of Call Option	(504)
Balance at June 30, 2013	$—

The Company issued notes in 2012 and 2013 that are convertible into common stock. See Note 11 for further discussion of these embedded derivative liabilities. These conversion options are measured at fair value on a recurring basis using unobservable inputs or available market data to support the fair value (Level 3). A reconciliation of the embedded derivative liabilities is as follows (in thousands):

	2012 Notes	2013 Notes	Total
Balance at December 31, 2012	$276	$—	$276
Issuance of derivative	—	732	732
Change in fair value of derivative liability	315	—	315
Balance at June 30, 2013	$591	$732	$1,323

The reconciliation of derivative liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

Call Option
Balance at January 1, 2012	$—
Issuance of derivative	3,181
Change in fair value of derivative liability	(732)
Balance at December 31, 2012	$2,449

The reconciliation of the Demand Note Exchange Right and the Conversion Option measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

	Demand Note Exchange Right	Conversion Option	Total Embedded Derivatives
Balance at January 1, 2012	$—	$—	$—
Issuance of derivative	310	488	798
Exercise of exchange right	(310)	—	(310)
Change in fair value of derivative liability	—	(212)	(212)
Balance at December 31, 2012	$—	$276	$276

Reconciliation of warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3)
The Company has issued warrants to purchase common stock that are measured at fair value on a recurring basis using unobservable inputs or available market data to support the fair value (Level 3). See Note 12 for further discussion of the warrant liability. A reconciliation of the warrant liability is as follows (in thousands):
	2011 Warrants	2012 Warrants	2013 Warrants	Total
Balance at December 31, 2012	$2,378	$3,800	$—	$6,178
Issuance of warrants	—	—	13,047	13,047
Exercise of warrants	(15)	—	—	(15)
Change in fair value of warrant liability	(912)	2,712	—	1,800
Balance at June 30, 2013	$1,451	$6,512	$13,047	$21,010

The reconciliation of warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

	2011 Warrants	2012 Warrants	Total
Balance at January 1, 2011	$—	$—	$—
Issuance of additional warrants	16,947	—	16,947
Change in fair value of warrant liability	(14,436)	—	(14,436)
Balance at December 31, 2011	2,511	—	2,511
Issuance of additional warrants	—	4,944	4,944
Change in fair value of warrant liability	(133)	(1,144)	(1,277)
Balance at December 31, 2012	$2,378	$3,800	$6,178

Accrued expenses - Q2 (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accrued expenses [Abstract]
Accrued expenses
Accrued expenses consist of the following (in thousands):
	December 31,	June 30,
	2012	2013
Accrued consulting and professional fees	$387	$344
Accrued private placement fees	—	1,371
Accrued research and development	453	485
Accrued interest on convertible notes	373	375
Other	241	108
	$1,454	$2,683

Accrued expenses consist of the following (in thousands):
	December 31,
	2011	2012
Accrued consulting and professional fees	$119	$387
Accrued research and development	235	453
Accrued interest on convertible notes	—	373
Other	83	241
	$437	$1,454

Lease liability - Q2 (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Lease liability [Abstract]
Activity related to lease liability
The following table summarizes the activity related to the lease liability for the periods ended December 31, 2012 and June 30, 2013 (in thousands).
	Warehouse space	Office and manufacturing space	Total
Balance at December 31, 2012	$678	$382	$1,060
Charges utilized	(124)	(217)	(341)
Additional charges to operations	38	193	231
Balance at June 30, 2013	592	358	950
Less current portion	238	293	531
	$354	$65	$419

The following table summarizes the activity related to the lease liability for the year ended December 31, 2011 and 2012 (in thousands).

	Warehouse space	Office and manufacturing space	Total
Balance at January 1, 2011	$—	$—	$—
Initial fair value	933	891	1,824
Charges utilized	(193)	(45)	(238)
Additional charges to operations	88	8	96
Balance at December 31, 2011	828	854	1,682
Charges utilized	(239)	(548)	(787)
Additional charges to operations	89	76	165
Balance at December 31, 2012	678	382	1,060
Less current portion	(233)	(303)	(536)
	$445	$79	$524

Debt - Q2 (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt [Abstract]
Debt outstanding
Total debt outstanding consists of the following (in thousands):
	December 31,	June 30,
	2012	2013
Senior Secured 2012 Convertible Notes	$15,005	$15,005
Embedded derivative liability-2012 Notes	276	591
Senior Secured 2013 Convertible Notes	—	18,576
Embedded derivative liability-2013 Notes	—	732
Working Capital Note	3,660	3,660
Unamortized debt discount	(7,672)	(10,054)
	11,269	28,510
Less current portion	(1,786)	(3,530)
Total long-term debt and embedded derivative, net	$9,483	$24,980

Total debt outstanding consists of the following (in thousands):
	December 31,
	2011	2012
Senior Secured Convertible Notes	$—	$15,005
Embedded derivative liability	—	276
Working Capital Note	5,000	3,660
Equipment and Supplemental Working Capital Notes	126	—
Unamortized debt discount	(139)	(7,672)
	4,987	11,269
Less current portion	(2,205)	(1,786)
Total long-term debt	$2,782	$9,483

Embedded Derivative Conversion Options and Call Option Derivative Liability - Q2 (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Embedded Derivative and Derivative Liability [Abstract]
Aggregate fair values of the Demand Note Exchange Right, the Conversion Option and the Call Option
The following table summarizes the calculated aggregate fair values using a risk-neutral framework within a Monte Carlo analysis of the Conversion Option and the Call Option as of the dates indicated along with assumptions utilized in each calculation.

	Embedded Derivative and Derivative Liability
	Conversion Option- 2013 Notes	Conversion Option-2012 Notes		Call Option
	June 30, 2013	December 31, 2012	June 30, 2013	December 31, 2012	June 30, 2013
Calculated aggregate value (in thousands)	$732	$276	$591	$2,449	$—
Equity volatility	120%	115%	120%	115%	—
Asset volatility	90%	90%	90%	90%	—
Probability of Fundamental Transaction or Major Transaction	100%	100%	100%	100%	—
Weighted average risk-free interest rate	0.3%	0.3%	0.3%	0.3%	—
Dividend yield	None	None	None	None	—

The following table summarizes the calculated aggregate fair values of the Demand Note Exchange Right, the Conversion Option and the Call Option as of the dates indicated along with assumptions utilized in each calculation.

	Embedded Derivative and Derivative Liability
	Demand Note Exchange Right	Conversion Option		Call Option
	September 30, 2012	October 2, 2012	December 31, 2012	October 2, 2012	December 31, 2012

Calculated aggregate value (in thousands)	$310	$488	$276	$3,181	$2,449
Equity volatility	115%	115%	115%	115%	115%
Asset volatility	90%	90%	90%	90%	90%
Probability of Fundamental Transaction or Major Transaction	100%	100%	100%	100%	100%
Weighted average risk-free interest rate	0.2%	0.2%	0.3%	0.2%	0.3%
Dividend yield	None	None	None	None	None

Warrants - Q2 (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Class of Warrant or Right [Line Items]
Outstanding warrants
The following table summarizes outstanding warrants to purchase common stock:
	Shares Exercisable as of
	December 31,	June 30,	Weighted Average Exercise Price
	2012	2013			Expiration
Equity-classified warrants
Issued to lenders and vendors	18,514	18,514	$158.81		August 2013 through September 2019
	18,514	18,514

Liability-classified warrants
Issued pursuant to March 2011 equity financing	27,388,851	27,218,851	$1.01	(1)	March 2016
Issued pursuant to October 2012 debt financing	52,843,337	57,438,408	$0.69	(2)	October 2014 through October 2022
Issued pursuant to June 2013 Celgene transaction	—	22,277,228	$1.01		June 2018 through June 2023
Issued pursuant to June 2013 debt financing	—	80,765,220	$0.69		June 2018 through June 2023
	80,232,188	187,699,707
Total	80,250,702	187,718,221

(1)
Effective April 6, 2013, the 2011 Warrants were adjusted downward by 8.0% from $1.10 to $1.01. The effectiveness of the Registration Statement on March 28, 2013 triggered an adjustment of the exercise price of the 2011 Warrants. Exercise price at December 31, 2012 was $1.10.

(2)
On April 6, 2013 the exercise price of the warrants issued in connection with the 2012 Financing was adjusted from $0.75 to $0.69, and the number of shares issuable upon exercise of the Warrants was increased to 57,438,408 shares. The effectiveness of the Registration Statement on March 28, 2013 triggered an adjustment of the exercise price of the 2012 Warrants and the number of shares issuable upon exercise of the warrants was increased. The exercise price at December 31, 2012 was $0.75.

The following table summarizes outstanding warrants to purchase common stock:

	Shares Exercisable as of December 31,		Exercise
	2011	2012	Price	Expiration
Equity-classified warrants
Issued to vendors	389	389	$23.20	September 2015 through December 2016
Issued pursuant to refinancing of Working Capital Note	7,068	7,068	$28.80	March 2016
Issued to lenders	6,449	6,449	$234.40	August 2013 through December 2016
Issued to lenders	4,608	4,608	$263.90	October 2015 through September 2019
	18,514	18,514

Liability-classified warrants
Issued pursuant to March 2011 equity financing (1)	1,046,102	27,388,851	$1.10	March 2016
Issued pursuant to October 2012 debt financing	—	52,843,337	$0.75	October 2014 through October 2022
	1,046,102	80,232,188
Total	1,064,616	80,250,702

(1)
Prior to the 2012 Financing, the holders of 2011 Warrants had the right in the aggregate to purchase 1,046,102 shares of common stock at an exercise price of $28.80 per share. Subsequent to the 2012 Financing, the holders of the 2011 Warrants agreed to amend the terms of the 2011 Warrants and receive Amended and Restated 2011 Warrants to replace the 2011 Warrants. Holders of the Amended and Restated 2011 Warrants have the right in the aggregate to purchase 27,388,851 shares of common stock at an exercise price of $1.10.

2011 Warrants [Member]
Class of Warrant or Right [Line Items]
Aggregate fair values and net cash settlement value
The following table summarizes the calculated aggregate fair values and net cash settlement value for the 2011 Warrants as of the dates indicated along with the assumptions utilized in each calculation.
	Fair value as of
	December 31,	June 30,	Net cash settlement value as of
	2012	2013	June 30, 2013

Calculated aggregate value (in thousands)	$2,378	$1,451	$8,313	(1)
Exercise price per share of warrant	$1.10	$1.01	$1.01
Closing price per share of common stock	Not applicable	Not applicable	$0.31
Equity volatility	115.0%	120.0%	322.0	% (2)
Asset volatility	90%	90.3%	Not applicable
Probability of Fundamental Transaction	100%	100%	Not applicable
Expected term (years)	Not applicable	Not applicable	2.7
Weighted average risk-free interest rate	0.3%	0.3%	0.7%
Dividend yield	None	None	None

(1)	Represents the net cash settlement value of the warrant as of June 30, 2013, which value was calculated utilizing the Black-Scholes model specified in the warrant agreement.
(2)	Represents the volatility assumption used to calculate the net cash settlement value as of June 30, 2013 based on the terms of the warrant agreement.

The following table summarizes the calculated aggregate fair values and net cash settlement value for the 2011 Warrants as of the dates indicated along with the assumptions utilized in each calculation.
	Fair value as of December 31,		Net cash settlement value as of
	2011	2012	December 31, 2012

Calculated aggregate value (in thousands)	$2,511	$2,378	$16,525	(2)
Exercise price per share of warrant (1)	$28.80	$1.10	$1.10
Closing price per share of common stock	$4.70	Not applicable	$0.99
Equity volatility	93.8%	115.0%	100.0	% (3)
Asset volatility	Not applicable	90.0%	Not applicable
Probability of Fundamental Transaction	28.9%	100%	Not applicable
Weighted average risk-free interest rate	0.7%	0.3%	0.4%
Dividend yield	None	None	None

(1)
Prior to the 2012 Financing, the holders of 2011 Warrants had the right in the aggregate to purchase 1,046,102 shares of common stock at an exercise price of $28.80 per share. Subsequent to the 2012 Financing, the holders of the 2011 Warrants agreed to amend the terms of the 2011 Warrants and receive Amended and Restated 2011 Warrants to replace the 2011 Warrants. Holders of the Amended and Restated 2011 Warrants have the right in the aggregate to purchase 27,388,851 shares of common stock at an exercise price of $1.10.

(2)	Represents the net cash settlement value of the warrant as of December 31, 2012, which value was calculated utilizing the Black-Scholes model specified in the warrant.
(3)	Represents the volatility assumption used to calculate the net cash settlement value as of December 31, 2012 based on the terms of the Amended and Restated Warrant Agreement.

2012 Warrants [Member]
Class of Warrant or Right [Line Items]
Aggregate fair values and net cash settlement value
The following table summarizes the calculated aggregate fair values and net cash settlement value for the 2012 Warrants as of the dates indicated along with the assumptions utilized in each calculation.

	Fair value as of:		Net cash settlement value as of June 30, 2013
	December 31, 2012	June 30, 2013

Calculated aggregate value (in thousands)	$3,800	$6,512	$25,007 (1)
Exercise price per share of warrant	$0.75	$0.69	$0.69
Closing price per share of common stock	Not applicable	Not applicable	$0.44 (2)
Equity volatility	115.0%	120.0%	288.7% (3)
Asset volatility	90.0%	90.3%	Not applicable
Probability of Fundamental Transaction	100%	100%	Not applicable
Expected term (years)	Not applicable	Not applicable	7.5
Risk-free interest rate	0.3%	0.3%	2.1%
Dividend yield	None	None	None

(1)	Represents the net cash settlement value of the warrant as of June 30, 2013, which value was calculated utilizing the Black-Scholes model defined in the 2012 Warrant Agreement.
(2)	Represents the five-day Tengion stock VWAP used to calculate the net cash settlement value as of June 30, 2013.
(3)	Represents the volatility assumption used to calculate the net cash settlement value as of June 30, 2013, defined in the 2012 Warrant Agreement.

The following table summarizes the calculated aggregate fair values and net cash settlement value for the 2012 Warrants as of the dates indicated along with the assumptions utilized in each calculation.
	Fair value as of:		Net cash settlement value as of December 31, 2012
	October 2, 2012	December 31, 2012

Calculated aggregate value (in thousands)	$4,944	$3,800	$39,900	(1)
Exercise price per share of warrant	$0.75	$0.75	$0.75
Closing price per share of common stock	Not applicable	Not applicable	$0.99	(2)
Equity volatility	115%	115%	76	% (3)
Asset volatility	90%	90%	Not applicable
Probability of Fundamental Transaction	100%	100%	Not applicable
Expected term (years)	Not applicable	Not applicable	8.0
Risk-free interest rate	0.2%	0.3%	1.4%
Dividend yield	None	None	None

(1)	Represents the net cash settlement value of the warrant as of December 31, 2012, which value was calculated utilizing the Black-Scholes model defined in the 2012 Warrant Agreement.
(2)	Represents the 5 day Tengion stock VWAP used to calculate the net cash settlement value as of December 31, 2012.
(3)	Represents the volatility assumption used to calculate the net cash settlement value as of December 31, 2012, defined in the 2012 Warrant Agreement.

2013 Warrants [Member]
Class of Warrant or Right [Line Items]
Aggregate fair values and net cash settlement value
The following table summarizes the calculated aggregate fair values and net cash settlement value for the 2013 Warrants as of the dates indicated along with the assumptions utilized in each calculation.

	Fair value as of June 30, 2013	Net cash settlement value as of June 30, 2013

Calculated aggregate value (in thousands)	$13,047	$45,016(1)
Weighted average exercise price per share of warrant	$0.76	$0.76
Closing price per share of common stock	Not applicable	$0.44 (2)
Equity volatility	120.0%	288.7% (3)
Asset volatility	90.3%	Not applicable
Probability of Fundamental Transaction	100%	Not applicable
Expected term (years)	Not applicable	8.3
Risk-free interest rate	0.3%	2.2%
Dividend yield	None	None

(1)	Represents the net cash settlement value of the warrant as of June 30, 2013, which value was calculated utilizing the Black-Scholes model defined in the 2013 Warrant Agreement.
(2)	Represents the five-day Tengion stock VWAP used to calculate the net cash settlement value as of June 30, 2013.
(3)	Represents the volatility assumption used to calculate the net cash settlement value as of June 30, 2013, defined in the 2013 Warrant Agreement.

Stock-based Compensation - Q2 (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stock-based Compensation [Abstract]
Stock option activity
The following table summarizes stock option activity under the Plans:
	Number of shares	Weighted- average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2012	234,465	$12.37	8.5	$—
Granted	—	$—
Exercised	—	$—
Forfeited	(2,419)	$16.04
Outstanding at June 30, 2013	232,046	$12.33	8.0	$—

Vested and expected to vest at June 30, 2013	218,891	$12.55	8.0	$—

Exercisable at June 30, 2013	110,241	$16.78	7.6	$—

The following table summarizes stock option activity under the Plans:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at December 31, 2010	137,896	$24.88
Granted	130,569	$11.34
Exercised	(18,735)	$4.40
Forfeited	(74,858)	$25.36
Outstanding at December 31, 2011	174,872	$16.76
Granted	87,184	$5.66
Exercised	(2,432)	$4.40
Forfeited	(25,159)	$20.45
Outstanding at December 31, 2012	234,465	$12.37	8.5	$—

Vested and expected to vest at December 31, 2012	218,118	$12.69	8.4	$—

Exercisable at December 31, 2012	71,442	$21.45	7.6	$—

Restricted stock activity
The following table summarizes restricted stock activity under the Plans:
	Number of shares	Weighted- average grant date fair value
Nonvested at December 31, 2012	74,372	$7.81
Granted	—	$—
Vested	(19,221)	$8.35
Forfeited	(212)	$15.81
Nonvested at June 30, 2013	54,939	$7.60

During 2011 and 2012, the Company issued options to purchase 129,569, and 87,184 shares of common stock, respectively, to employees and non-employee directors under the Plans. The per-share weighted-average fair value of the options granted to employees during 2011 and 2012 was estimated at $6.10, and $5.66, respectively, on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2011	2012

Volatility	79%	84%
Expected term	5.5 years	6.0 years
Risk-free interest rate	1.4%	1.1%
Dividend yield	None	None

Commitments and Contingencies - Q2 (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies [Abstract]
Future minimum lease payments
The following table summarizes future minimum lease payments as of June 30, 2013 (in thousands):

2013	$519
2014	1,055
2015	1,079
2016	278
Total minimum lease payments (1)	$2,931

(1) The future minimum lease payments above do not include the impact of any potential sublease income discussed in Note 8 related to the Company's lease liability.

The following table summarizes future minimum lease payments as of December 31, 2012 (in thousands):

2013	$947
2014	1,055
2015	1,079
2016	278
Total minimum lease payments (1)	$3,360

(1)	The future minimum lease payments above do not include the impact of any potential sublease income discussed in Note 9 related to the Company's lease liability.

Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Potentially Dilutive Securities
The following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding as they would be anti-dilutive:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2013	2012	2013
Shares underlying warrants outstanding	1,064,616	187,718,221	1,064,616	187,718,221
Shares underlying options outstanding	250,993	232,046	250,993	232,046
Unvested restricted stock	75,844	54,939	75,844	54,939
Convertible notes payable	—	48,668,482	—	48,668,482

The following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding as of December 31, 2011, and 2012, as they would be anti-dilutive:

	Year Ended December 31,
	2011	2012
Shares underlying warrants outstanding	1,064,616	80,250,702
Shares underlying options outstanding	174,872	234,465
Unvested restricted stock	13,988	74,372
Convertible notes payable	—	20,007,002

Supplemental Cash Flow Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
The following table contains additional supplemental cash flow information for the periods reported (in thousands).
	Six Months Ended June 30,		Period from July 10, 2003 (inception) through June 30, 2013
	2012	2013
Noncash investing and financing activities:
Conversion of note principal to redeemable convertible preferred stock	$—	$—	$3,562
Convertible note issued to initial stockholder for consulting expense	—	—	210
Fair value of embedded derivatives and derivatives issued with issuance of long-term debt	—	732	4,401
Fair value of warrants issued with issuance of long-term debt		9,657	16,891
Fair value of warrants issued with issuance of common stock	—	—	16,947
Fair value of warrants issued pursuant to Celgene Collaboration and Option Agreement	—	3,390	3,390
Conversion of redeemable convertible preferred stock into 566 shares of common stock	—	—	191,909
Conversion of warrant liability	—	15	138
Issuance of common stock for payment of interest	—	749	749

The following table contains additional cash flow information for the periods reported (in thousands).

	Year Ended December 31,		Period from July 10, 2003 (inception) through December 31,
	2011	2012	2012
Supplemental cash flow disclosures:
Noncash investing and financing activities:
Conversion of note principal to redeemable convertible preferred stock	$—	$—	$3,562
Convertible note issued to initial stockholder for consulting expense	—	—	210
Exchange of Demand Note for Convertible Note for Convertible Notes	—	1,005	1,005
Fair value of embedded derivatives and derivatives issued with issuance of long-term debt	—	3,669	3,669
Fair value of warrants issued with issuance of long-term debt	105	4,944	7,234
Fair value of warrants issued with issuance of common stock	16,947	—	16,947
Conversion of redeemable convertible preferred stock into 566 shares of common stock	—	—	191,909
Conversion of warrant liability	—	—	123
Cash paid for interest, net of amounts capitalized	722	515	12,793
Cash paid for issuance costs classified as interest expense	—	830	830

Short-term Investments and Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Financial Instruments [Abstract]
Financial assets and liabilities measured at fair value on a recurring basis
The following fair value hierarchy table presents information about each major category of the Company's financial assets and liability measured at fair value on a recurring basis as of December 31, 2012 and June 30, 2013 (in thousands).

	Fair value measurement at reporting date using:
	Quoted prices in active markets for identical assets(Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At December 31, 2012
Assets:
Cash and cash equivalents	$7,536	$—	$—	$7,536

Liabilities:
Derivative liability	$—	$—	$2,449	$2,449
Embedded derivative liability	—	—	276	276
Warrant liability	—	—	6,178	6,178
	$—	$—	$8,903	$8,903

At June 30, 2013:
Assets:
Cash and cash equivalents	$13,873	$—	$—	$13,873

Liabilities:
Derivative liability	$—	$—	$—	$—
Embedded derivative liability	—	—	1,323	1,323
Warrant liability	—	—	21,010	21,010
	$—	$—	$22,333	$22,333

The following fair value hierarchy table presents information about each major category of the Company's financial assets and liability measured at fair value on a recurring basis as of December 31, 2011 and 2012 (in thousands).

	Fair value measurement at reporting date using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At December 31, 2011
Assets:
Cash and cash equivalents	$9,244	$—	$—	$9,244
Short-term investments
U.S. government agency funds.	4,021	—	—	4,021
Corporate securities	2,045	—	—	2,045
Short-term investments	6,066	—	—	6,066
	$15,310	$—	$—	$15,310

Liabilities:
Warrant liability	$—	$—	$2,511	$2,511

	Fair value measurement at reporting date using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At December 31, 2012:
Assets:
Cash and cash equivalents	$7,536	$—	$—	$7,536
Short-term investments	—	—	—	—
	$7,536	$—	$—	$7,536
Liabilities:
Derivative liability	$—	$—	$2,449	$2,449
Embedded derivative liability	—	—	276	276
Warrant liability	—	—	6,178	6,178
$	$—	$8,903	$8,903

Reconciliation of embedded derivative liability measured at fair value on a recurring basis using unobservable inputs (Level 3)
The Company has recorded a derivative liability relating to a call option issued to the holders of convertible notes issued in 2012 (the Call Option). See Note 11 for further discussion of the Call Option derivative liability. This derivative liability is measured at fair value on a recurring basis using unobservable inputs or available market data to support the fair value (Level 3). A reconciliation of the derivative liability is as follows (in thousands):

Call Option
Balance at January 1, 2013	$4,627
Change in fair value of derivative liability	2,449
Exercise of Call Option	(6,572)
Expiration of Call Option	(504)
Balance at June 30, 2013	$—

The Company issued notes in 2012 and 2013 that are convertible into common stock. See Note 11 for further discussion of these embedded derivative liabilities. These conversion options are measured at fair value on a recurring basis using unobservable inputs or available market data to support the fair value (Level 3). A reconciliation of the embedded derivative liabilities is as follows (in thousands):

	2012 Notes	2013 Notes	Total
Balance at December 31, 2012	$276	$—	$276
Issuance of derivative	—	732	732
Change in fair value of derivative liability	315	—	315
Balance at June 30, 2013	$591	$732	$1,323

The reconciliation of derivative liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

Call Option
Balance at January 1, 2012	$—
Issuance of derivative	3,181
Change in fair value of derivative liability	(732)
Balance at December 31, 2012	$2,449

The reconciliation of the Demand Note Exchange Right and the Conversion Option measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

	Demand Note Exchange Right	Conversion Option	Total Embedded Derivatives
Balance at January 1, 2012	$—	$—	$—
Issuance of derivative	310	488	798
Exercise of exchange right	(310)	—	(310)
Change in fair value of derivative liability	—	(212)	(212)
Balance at December 31, 2012	$—	$276	$276

Reconciliation of warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3)
The Company has issued warrants to purchase common stock that are measured at fair value on a recurring basis using unobservable inputs or available market data to support the fair value (Level 3). See Note 12 for further discussion of the warrant liability. A reconciliation of the warrant liability is as follows (in thousands):
	2011 Warrants	2012 Warrants	2013 Warrants	Total
Balance at December 31, 2012	$2,378	$3,800	$—	$6,178
Issuance of warrants	—	—	13,047	13,047
Exercise of warrants	(15)	—	—	(15)
Change in fair value of warrant liability	(912)	2,712	—	1,800
Balance at June 30, 2013	$1,451	$6,512	$13,047	$21,010

The reconciliation of warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

	2011 Warrants	2012 Warrants	Total
Balance at January 1, 2011	$—	$—	$—
Issuance of additional warrants	16,947	—	16,947
Change in fair value of warrant liability	(14,436)	—	(14,436)
Balance at December 31, 2011	2,511	—	2,511
Issuance of additional warrants	—	4,944	4,944
Change in fair value of warrant liability	(133)	(1,144)	(1,277)
Balance at December 31, 2012	$2,378	$3,800	$6,178

Property and equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property and equipment [Abstract]
Property and equipment
Property and equipment consisted of the following (in thousands):

	December 31,
	2011	2012
Office and warehouse equipment	$323	$323
Computer equipment	985	978
Furniture and fixtures	524	524
Laboratory equipment	4,913	4,961
Leasehold improvements	6,898	6,898
	13,643	13,684
Less accumulated depreciation	(12,622)	(13,072)
	$1,021	$612

Accrued compensation and benefits (Tables)	12 Months Ended
Dec. 31, 2012
Accrued compensation and benefits [Abstract]
Accrued compensation and benefits	Accrued compensation and benefits expenses consist of the following (in thousands):
	December 31,
	2011	2012
Accrued severance benefits	$1,774	$—
Other accrued compensation and benefits	580	716
	$2,354	$716

Activity related to accrued severance benefits
The following table summarizes the activity related to accrued severance benefits for the year ended December 31, 2012 (in thousands).

Balance at December 31, 2011	$1,544
Net charges paid	(1,544)
Balance at December 31, 2012	$—

Accrued expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accrued expenses [Abstract]
Accrued expenses
Accrued expenses consist of the following (in thousands):
	December 31,	June 30,
	2012	2013
Accrued consulting and professional fees	$387	$344
Accrued private placement fees	—	1,371
Accrued research and development	453	485
Accrued interest on convertible notes	373	375
Other	241	108
	$1,454	$2,683

Accrued expenses consist of the following (in thousands):
	December 31,
	2011	2012
Accrued consulting and professional fees	$119	$387
Accrued research and development	235	453
Accrued interest on convertible notes	—	373
Other	83	241
	$437	$1,454

Lease liability (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Lease liability [Abstract]
Activity related to lease liability
The following table summarizes the activity related to the lease liability for the periods ended December 31, 2012 and June 30, 2013 (in thousands).
	Warehouse space	Office and manufacturing space	Total
Balance at December 31, 2012	$678	$382	$1,060
Charges utilized	(124)	(217)	(341)
Additional charges to operations	38	193	231
Balance at June 30, 2013	592	358	950
Less current portion	238	293	531
	$354	$65	$419

The following table summarizes the activity related to the lease liability for the year ended December 31, 2011 and 2012 (in thousands).

	Warehouse space	Office and manufacturing space	Total
Balance at January 1, 2011	$—	$—	$—
Initial fair value	933	891	1,824
Charges utilized	(193)	(45)	(238)
Additional charges to operations	88	8	96
Balance at December 31, 2011	828	854	1,682
Charges utilized	(239)	(548)	(787)
Additional charges to operations	89	76	165
Balance at December 31, 2012	678	382	1,060
Less current portion	(233)	(303)	(536)
	$445	$79	$524

Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt [Abstract]
Debt outstanding
Total debt outstanding consists of the following (in thousands):
	December 31,	June 30,
	2012	2013
Senior Secured 2012 Convertible Notes	$15,005	$15,005
Embedded derivative liability-2012 Notes	276	591
Senior Secured 2013 Convertible Notes	—	18,576
Embedded derivative liability-2013 Notes	—	732
Working Capital Note	3,660	3,660
Unamortized debt discount	(7,672)	(10,054)
	11,269	28,510
Less current portion	(1,786)	(3,530)
Total long-term debt and embedded derivative, net	$9,483	$24,980

Total debt outstanding consists of the following (in thousands):
	December 31,
	2011	2012
Senior Secured Convertible Notes	$—	$15,005
Embedded derivative liability	—	276
Working Capital Note	5,000	3,660
Equipment and Supplemental Working Capital Notes	126	—
Unamortized debt discount	(139)	(7,672)
	4,987	11,269
Less current portion	(2,205)	(1,786)
Total long-term debt	$2,782	$9,483

Principal payments due	Principal payments due as of December 31, 2012 are as follows (in thousands):
2013	$1,943
2014	1,717
2015	15,005
18,665
Less embedded derivative and unamortized debt discount	(7,396)
$11,269

Embedded Derivative and Derivative Liability (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Embedded Derivative and Derivative Liability [Abstract]
Aggregate fair values of the Demand Note Exchange Right, the Conversion Option and the Call Option
The following table summarizes the calculated aggregate fair values using a risk-neutral framework within a Monte Carlo analysis of the Conversion Option and the Call Option as of the dates indicated along with assumptions utilized in each calculation.

	Embedded Derivative and Derivative Liability
	Conversion Option- 2013 Notes	Conversion Option-2012 Notes		Call Option
	June 30, 2013	December 31, 2012	June 30, 2013	December 31, 2012	June 30, 2013
Calculated aggregate value (in thousands)	$732	$276	$591	$2,449	$—
Equity volatility	120%	115%	120%	115%	—
Asset volatility	90%	90%	90%	90%	—
Probability of Fundamental Transaction or Major Transaction	100%	100%	100%	100%	—
Weighted average risk-free interest rate	0.3%	0.3%	0.3%	0.3%	—
Dividend yield	None	None	None	None	—

The following table summarizes the calculated aggregate fair values of the Demand Note Exchange Right, the Conversion Option and the Call Option as of the dates indicated along with assumptions utilized in each calculation.

	Embedded Derivative and Derivative Liability
	Demand Note Exchange Right	Conversion Option		Call Option
	September 30, 2012	October 2, 2012	December 31, 2012	October 2, 2012	December 31, 2012

Calculated aggregate value (in thousands)	$310	$488	$276	$3,181	$2,449
Equity volatility	115%	115%	115%	115%	115%
Asset volatility	90%	90%	90%	90%	90%
Probability of Fundamental Transaction or Major Transaction	100%	100%	100%	100%	100%
Weighted average risk-free interest rate	0.2%	0.2%	0.3%	0.2%	0.3%
Dividend yield	None	None	None	None	None

Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Class of Warrant or Right [Line Items]
Outstanding warrants
The following table summarizes outstanding warrants to purchase common stock:
	Shares Exercisable as of
	December 31,	June 30,	Weighted Average Exercise Price
	2012	2013			Expiration
Equity-classified warrants
Issued to lenders and vendors	18,514	18,514	$158.81		August 2013 through September 2019
	18,514	18,514

Liability-classified warrants
Issued pursuant to March 2011 equity financing	27,388,851	27,218,851	$1.01	(1)	March 2016
Issued pursuant to October 2012 debt financing	52,843,337	57,438,408	$0.69	(2)	October 2014 through October 2022
Issued pursuant to June 2013 Celgene transaction	—	22,277,228	$1.01		June 2018 through June 2023
Issued pursuant to June 2013 debt financing	—	80,765,220	$0.69		June 2018 through June 2023
	80,232,188	187,699,707
Total	80,250,702	187,718,221

(1)
Effective April 6, 2013, the 2011 Warrants were adjusted downward by 8.0% from $1.10 to $1.01. The effectiveness of the Registration Statement on March 28, 2013 triggered an adjustment of the exercise price of the 2011 Warrants. Exercise price at December 31, 2012 was $1.10.

(2)
On April 6, 2013 the exercise price of the warrants issued in connection with the 2012 Financing was adjusted from $0.75 to $0.69, and the number of shares issuable upon exercise of the Warrants was increased to 57,438,408 shares. The effectiveness of the Registration Statement on March 28, 2013 triggered an adjustment of the exercise price of the 2012 Warrants and the number of shares issuable upon exercise of the warrants was increased. The exercise price at December 31, 2012 was $0.75.

The following table summarizes outstanding warrants to purchase common stock:

	Shares Exercisable as of December 31,		Exercise
	2011	2012	Price	Expiration
Equity-classified warrants
Issued to vendors	389	389	$23.20	September 2015 through December 2016
Issued pursuant to refinancing of Working Capital Note	7,068	7,068	$28.80	March 2016
Issued to lenders	6,449	6,449	$234.40	August 2013 through December 2016
Issued to lenders	4,608	4,608	$263.90	October 2015 through September 2019
	18,514	18,514

Liability-classified warrants
Issued pursuant to March 2011 equity financing (1)	1,046,102	27,388,851	$1.10	March 2016
Issued pursuant to October 2012 debt financing	—	52,843,337	$0.75	October 2014 through October 2022
	1,046,102	80,232,188
Total	1,064,616	80,250,702

(1)
Prior to the 2012 Financing, the holders of 2011 Warrants had the right in the aggregate to purchase 1,046,102 shares of common stock at an exercise price of $28.80 per share. Subsequent to the 2012 Financing, the holders of the 2011 Warrants agreed to amend the terms of the 2011 Warrants and receive Amended and Restated 2011 Warrants to replace the 2011 Warrants. Holders of the Amended and Restated 2011 Warrants have the right in the aggregate to purchase 27,388,851 shares of common stock at an exercise price of $1.10.

2011 Warrants [Member]
Class of Warrant or Right [Line Items]
Aggregate fair values and net cash settlement value
The following table summarizes the calculated aggregate fair values and net cash settlement value for the 2011 Warrants as of the dates indicated along with the assumptions utilized in each calculation.
	Fair value as of
	December 31,	June 30,	Net cash settlement value as of
	2012	2013	June 30, 2013

Calculated aggregate value (in thousands)	$2,378	$1,451	$8,313	(1)
Exercise price per share of warrant	$1.10	$1.01	$1.01
Closing price per share of common stock	Not applicable	Not applicable	$0.31
Equity volatility	115.0%	120.0%	322.0	% (2)
Asset volatility	90%	90.3%	Not applicable
Probability of Fundamental Transaction	100%	100%	Not applicable
Expected term (years)	Not applicable	Not applicable	2.7
Weighted average risk-free interest rate	0.3%	0.3%	0.7%
Dividend yield	None	None	None

(1)	Represents the net cash settlement value of the warrant as of June 30, 2013, which value was calculated utilizing the Black-Scholes model specified in the warrant agreement.
(2)	Represents the volatility assumption used to calculate the net cash settlement value as of June 30, 2013 based on the terms of the warrant agreement.

The following table summarizes the calculated aggregate fair values and net cash settlement value for the 2011 Warrants as of the dates indicated along with the assumptions utilized in each calculation.
	Fair value as of December 31,		Net cash settlement value as of
	2011	2012	December 31, 2012

Calculated aggregate value (in thousands)	$2,511	$2,378	$16,525	(2)
Exercise price per share of warrant (1)	$28.80	$1.10	$1.10
Closing price per share of common stock	$4.70	Not applicable	$0.99
Equity volatility	93.8%	115.0%	100.0	% (3)
Asset volatility	Not applicable	90.0%	Not applicable
Probability of Fundamental Transaction	28.9%	100%	Not applicable
Weighted average risk-free interest rate	0.7%	0.3%	0.4%
Dividend yield	None	None	None

(1)
Prior to the 2012 Financing, the holders of 2011 Warrants had the right in the aggregate to purchase 1,046,102 shares of common stock at an exercise price of $28.80 per share. Subsequent to the 2012 Financing, the holders of the 2011 Warrants agreed to amend the terms of the 2011 Warrants and receive Amended and Restated 2011 Warrants to replace the 2011 Warrants. Holders of the Amended and Restated 2011 Warrants have the right in the aggregate to purchase 27,388,851 shares of common stock at an exercise price of $1.10.

(2)	Represents the net cash settlement value of the warrant as of December 31, 2012, which value was calculated utilizing the Black-Scholes model specified in the warrant.
(3)	Represents the volatility assumption used to calculate the net cash settlement value as of December 31, 2012 based on the terms of the Amended and Restated Warrant Agreement.

2012 Warrants [Member]
Class of Warrant or Right [Line Items]
Aggregate fair values and net cash settlement value
The following table summarizes the calculated aggregate fair values and net cash settlement value for the 2012 Warrants as of the dates indicated along with the assumptions utilized in each calculation.

	Fair value as of:		Net cash settlement value as of June 30, 2013
	December 31, 2012	June 30, 2013

Calculated aggregate value (in thousands)	$3,800	$6,512	$25,007 (1)
Exercise price per share of warrant	$0.75	$0.69	$0.69
Closing price per share of common stock	Not applicable	Not applicable	$0.44 (2)
Equity volatility	115.0%	120.0%	288.7% (3)
Asset volatility	90.0%	90.3%	Not applicable
Probability of Fundamental Transaction	100%	100%	Not applicable
Expected term (years)	Not applicable	Not applicable	7.5
Risk-free interest rate	0.3%	0.3%	2.1%
Dividend yield	None	None	None

(1)	Represents the net cash settlement value of the warrant as of June 30, 2013, which value was calculated utilizing the Black-Scholes model defined in the 2012 Warrant Agreement.
(2)	Represents the five-day Tengion stock VWAP used to calculate the net cash settlement value as of June 30, 2013.
(3)	Represents the volatility assumption used to calculate the net cash settlement value as of June 30, 2013, defined in the 2012 Warrant Agreement.

The following table summarizes the calculated aggregate fair values and net cash settlement value for the 2012 Warrants as of the dates indicated along with the assumptions utilized in each calculation.
	Fair value as of:		Net cash settlement value as of December 31, 2012
	October 2, 2012	December 31, 2012

Calculated aggregate value (in thousands)	$4,944	$3,800	$39,900	(1)
Exercise price per share of warrant	$0.75	$0.75	$0.75
Closing price per share of common stock	Not applicable	Not applicable	$0.99	(2)
Equity volatility	115%	115%	76	% (3)
Asset volatility	90%	90%	Not applicable
Probability of Fundamental Transaction	100%	100%	Not applicable
Expected term (years)	Not applicable	Not applicable	8.0
Risk-free interest rate	0.2%	0.3%	1.4%
Dividend yield	None	None	None

(1)	Represents the net cash settlement value of the warrant as of December 31, 2012, which value was calculated utilizing the Black-Scholes model defined in the 2012 Warrant Agreement.
(2)	Represents the 5 day Tengion stock VWAP used to calculate the net cash settlement value as of December 31, 2012.
(3)	Represents the volatility assumption used to calculate the net cash settlement value as of December 31, 2012, defined in the 2012 Warrant Agreement.

Stock-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stock-based Compensation [Abstract]
Stock option activity
The following table summarizes stock option activity under the Plans:
	Number of shares	Weighted- average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2012	234,465	$12.37	8.5	$—
Granted	—	$—
Exercised	—	$—
Forfeited	(2,419)	$16.04
Outstanding at June 30, 2013	232,046	$12.33	8.0	$—

Vested and expected to vest at June 30, 2013	218,891	$12.55	8.0	$—

Exercisable at June 30, 2013	110,241	$16.78	7.6	$—

The following table summarizes stock option activity under the Plans:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at December 31, 2010	137,896	$24.88
Granted	130,569	$11.34
Exercised	(18,735)	$4.40
Forfeited	(74,858)	$25.36
Outstanding at December 31, 2011	174,872	$16.76
Granted	87,184	$5.66
Exercised	(2,432)	$4.40
Forfeited	(25,159)	$20.45
Outstanding at December 31, 2012	234,465	$12.37	8.5	$—

Vested and expected to vest at December 31, 2012	218,118	$12.69	8.4	$—

Exercisable at December 31, 2012	71,442	$21.45	7.6	$—

Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock activity
The following table summarizes restricted stock activity under the Plans:
	Number of shares	Weighted- average grant date fair value
Nonvested at December 31, 2012	74,372	$7.81
Granted	—	$—
Vested	(19,221)	$8.35
Forfeited	(212)	$15.81
Nonvested at June 30, 2013	54,939	$7.60

During 2011 and 2012, the Company issued options to purchase 129,569, and 87,184 shares of common stock, respectively, to employees and non-employee directors under the Plans. The per-share weighted-average fair value of the options granted to employees during 2011 and 2012 was estimated at $6.10, and $5.66, respectively, on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2011	2012

Volatility	79%	84%
Expected term	5.5 years	6.0 years
Risk-free interest rate	1.4%	1.1%
Dividend yield	None	None

Non-employee consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average assumptions
During 2011, the Company issued options to purchase 1,000 shares of common stock to non-employee consultants under the Plan. No options were granted to non-employees during the year ended December 31, 2012. The per-share weighted-average fair value of the options granted to non-employees during 2011 was estimated at $2.90 on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2011	2012

Volatility	89%	Not applicable
Expected term	5 years	Not applicable
Risk-free interest rate	0.8%	Not applicable
Dividend yield	None	Not applicable

Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies [Abstract]
Future minimum lease payments
The following table summarizes future minimum lease payments as of June 30, 2013 (in thousands):

2013	$519
2014	1,055
2015	1,079
2016	278
Total minimum lease payments (1)	$2,931

(1) The future minimum lease payments above do not include the impact of any potential sublease income discussed in Note 8 related to the Company's lease liability.

The following table summarizes future minimum lease payments as of December 31, 2012 (in thousands):

2013	$947
2014	1,055
2015	1,079
2016	278
Total minimum lease payments (1)	$3,360

(1)	The future minimum lease payments above do not include the impact of any potential sublease income discussed in Note 9 related to the Company's lease liability.

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Reconciliation of statutory U.S. federal rate to entity's effective tax rate
A reconciliation of the statutory U.S. federal rate to the Company's effective tax rate is as follows:

	2011	2012
Percent of pre-tax income:
U.S. federal statutory income tax rate	(34.0)	(34.0)
State taxes, net of federal benefit	(7.2)	(4.6)
Interest expense –revaluation of warrants	(25.5)	(2.4)
Other	0.8	1.4
Valuation allowance	65.9	39.6
Effective income tax expense rate	—	—

Deferred tax assets
The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets were as follows (in thousands):

	December 31,
	2011	2012
Net operating loss carryforwards	$56,702	$61,522
Research and development credits	5,241	5,636
Depreciation and amortization	5,198	5,040
Capitalized start-up costs	14,703	16,453
Other temporary differences	2,384	1,340
Gross deferred tax asset	84,228	89,991
Deferred tax assets valuation allowance	(84,228)	(89,991)
	—	—

Summary of carryforwards of net operating losses and tax credits
The following table summarizes carryforwards of net operating losses and tax credits as of December 31, 2012 (in thousands).

	Amount	Expiration
Federal net operating losses	$150,936	2023 to 2032
State net operating losses	167,352	2019 to 2032
Research and development credits	5,636	2024 to 2032

Management's Plans to Continue as a Going Concern - Q2 (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended							114 Months Ended	120 Months Ended				6 Months Ended		6 Months Ended		6 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2012	Jun. 30, 2013	Jun. 28, 2013	Oct. 02, 2012	Dec. 31, 2011	Jun. 30, 2013 Celgene Collaboration and Option Agreement [Member]	Jun. 28, 2013 Celgene Collaboration and Option Agreement [Member]	Jun. 30, 2013 Celgene Collaboration and Option Agreement [Member] Warrants issued pursuant to Celgene agreement for five years [Member]	Jun. 28, 2013 Celgene Collaboration and Option Agreement [Member] Warrants issued pursuant to Celgene agreement for five years [Member]	Jun. 30, 2013 Celgene Collaboration and Option Agreement [Member] Warrants issued pursuant to Celgene agreement for ten years [Member]	Jun. 28, 2013 Celgene Collaboration and Option Agreement [Member] Warrants issued pursuant to Celgene agreement for ten years [Member]	Jun. 28, 2013 Private Placement [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Deficit accumulated during the development stage								$ (247,173)	$ (264,882)			$ (230,244)
Cumulative accretion on redeemable convertible preferred stock	3,993	14,059	11,754	8,742	5,640	3,164	1,035	48,400	48,400
Principal amount of senior secured convertible notes and warrants										18,600
Proceeds from Collaboration and Option Agreement													15,000
Warrant term															5 years		10 years
Number of shares covered by warrants (in shares)								80,250,702	187,718,221		51,100,000	1,064,616				7,425,743		14,851,485
Receivables related to Celgene and financing transactions								$ 0	$ 20,626					$ 15,000					$ 5,600

Net Loss Per Share - Q2 (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Shares underlying warrants outstanding [Member]
Antidilutive securities excluded from computation of earning per share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	187,718,221	1,064,616	187,718,221	1,064,616	80,250,702	1,064,616
Shares underlying options outstanding [Member]
Antidilutive securities excluded from computation of earning per share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	232,046	250,993	232,046	250,993	234,465	174,872
Unvested restricted stock [Member]
Antidilutive securities excluded from computation of earning per share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	54,939	75,844	54,939	75,844	74,372	13,988
Convertible notes payable [Member]
Antidilutive securities excluded from computation of earning per share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	48,668,482	0	48,668,482	0	20,007,002	0

Supplemental Cash Flow Information - Q2 (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended				114 Months Ended	120 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2004	Dec. 31, 2012	Jun. 30, 2013
Noncash investing and financing activities [Abstract]
Conversion of note principal to redeemable convertible preferred stock	$ 0	$ 0	$ 0	$ 0		$ 0	$ 3,562	$ 3,562
Convertible note issued to initial stockholder for consulting expense	0	0	0	0			210	210
Fair value of embedded derivatives and derivatives issued with issuance of long-term debt	732	0	3,669	0			3,669	4,401
Fair value of warrants issued with issuance of long term debt	9,657							16,891
Fair value of warrants issued with issuance of common stock	0	0	0	16,947			16,947	16,947
Fair value of warrants issued pursuant to Celgene Collaboration and Option Agreement	3,390	0						3,390
Conversion of redeemable convertible preferred stock into 566 shares of common stock	0	0	0	0	191,909		191,909	191,909
Conversion of warrant liability	15	0	0	0	123		123	138
Issuance of common stock for payment of interest	$ 749	$ 0						$ 749

Financial Instruments - Q2 (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended			6 Months Ended																																							12 Months Ended			12 Months Ended				12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 2011 Warrants [Member]	Jun. 30, 2013 2012 Warrants [Member]	Jun. 30, 2013 2013 Warrants [Member]	Jun. 30, 2013 2012 Notes [Member]	Jun. 30, 2013 2013 Notes [Member]	Jun. 30, 2013 Conversion Option [Member]	Jun. 30, 2013 Call Option [Member]	Jun. 30, 2013 Derivative liability [Member]	Dec. 31, 2012 Derivative liability [Member]	Jun. 30, 2013 Embedded Derivative liability [Member]	Dec. 31, 2012 Embedded Derivative liability [Member]	Jun. 30, 2013 Warrant liability [Member]	Dec. 31, 2012 Warrant liability [Member]	Dec. 31, 2011 Warrant liability [Member]	Jun. 30, 2013 Quoted prices in active markets for identical assets (Level 1) [Member]	Dec. 31, 2012 Quoted prices in active markets for identical assets (Level 1) [Member]	Dec. 31, 2011 Quoted prices in active markets for identical assets (Level 1) [Member]	Jun. 30, 2013 Quoted prices in active markets for identical assets (Level 1) [Member] Derivative liability [Member]	Dec. 31, 2012 Quoted prices in active markets for identical assets (Level 1) [Member] Derivative liability [Member]	Jun. 30, 2013 Quoted prices in active markets for identical assets (Level 1) [Member] Embedded Derivative liability [Member]	Dec. 31, 2012 Quoted prices in active markets for identical assets (Level 1) [Member] Embedded Derivative liability [Member]	Jun. 30, 2013 Quoted prices in active markets for identical assets (Level 1) [Member] Warrant liability [Member]	Dec. 31, 2012 Quoted prices in active markets for identical assets (Level 1) [Member] Warrant liability [Member]	Dec. 31, 2011 Quoted prices in active markets for identical assets (Level 1) [Member] Warrant liability [Member]	Jun. 30, 2013 Significant other observable inputs (Level 2) [Member]	Dec. 31, 2012 Significant other observable inputs (Level 2) [Member]	Dec. 31, 2011 Significant other observable inputs (Level 2) [Member]	Jun. 30, 2013 Significant other observable inputs (Level 2) [Member] Derivative liability [Member]	Dec. 31, 2012 Significant other observable inputs (Level 2) [Member] Derivative liability [Member]	Jun. 30, 2013 Significant other observable inputs (Level 2) [Member] Embedded Derivative liability [Member]	Dec. 31, 2012 Significant other observable inputs (Level 2) [Member] Embedded Derivative liability [Member]	Jun. 30, 2013 Significant other observable inputs (Level 2) [Member] Warrant liability [Member]	Dec. 31, 2012 Significant other observable inputs (Level 2) [Member] Warrant liability [Member]	Dec. 31, 2011 Significant other observable inputs (Level 2) [Member] Warrant liability [Member]	Jun. 30, 2013 Significant unobservable inputs (Level 3) [Member]	Dec. 31, 2012 Significant unobservable inputs (Level 3) [Member]	Dec. 31, 2011 Significant unobservable inputs (Level 3) [Member]	Jun. 30, 2013 Significant unobservable inputs (Level 3) [Member] Derivative liability [Member]	Dec. 31, 2012 Significant unobservable inputs (Level 3) [Member] Derivative liability [Member]	Dec. 31, 2012 Significant unobservable inputs (Level 3) [Member] Derivative liability [Member] Call Option [Member]	Dec. 31, 2012 Significant unobservable inputs (Level 3) [Member] Embedded Derivative liability [Member]	Jun. 30, 2013 Significant unobservable inputs (Level 3) [Member] Embedded Derivative liability [Member]	Dec. 31, 2012 Significant unobservable inputs (Level 3) [Member] Embedded Derivative liability [Member] Conversion Option [Member]	Dec. 31, 2012 Significant unobservable inputs (Level 3) [Member] Warrant liability [Member]	Dec. 31, 2011 Significant unobservable inputs (Level 3) [Member] Warrant liability [Member]	Jun. 30, 2013 Significant unobservable inputs (Level 3) [Member] Warrant liability [Member]	Dec. 31, 2012 Significant unobservable inputs (Level 3) [Member] Warrant liability [Member] 2011 Warrants [Member]	Dec. 31, 2011 Significant unobservable inputs (Level 3) [Member] Warrant liability [Member] 2011 Warrants [Member]	Dec. 31, 2012 Significant unobservable inputs (Level 3) [Member] Warrant liability [Member] 2012 Warrants [Member]	Dec. 31, 2011 Significant unobservable inputs (Level 3) [Member] Warrant liability [Member] 2012 Warrants [Member]
Assets [Abstract]
Cash and cash equivalents	$ 13,873	$ 7,536	$ 9,244															$ 13,873	$ 7,536	$ 9,244								$ 0	$ 0	$ 0								$ 0	$ 0	$ 0
Liabilities [Abstract]
Total fair value of liabilities	22,333	8,903									0	2,449	1,323	276	21,010	6,178	2,511	0	0		0	0	0	0	0	0	0	0	0		0	0	0	0	0	0	0	22,333	8,903		0	2,449		276	1,323		6,178	2,511	21,010
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance	6,178			2,378	3,800	0	276	0	276	4,627																																	0	0		0	2,511	0		2,511	0	0	0
Change in fair value	1,800			(912)	2,712	0	315	0	315	2,449																																	(732)	(212)		(212)	(1,277)	(14,436)		(133)	(14,436)	(1,144)	0
Exercise of call option										(6,572)
Expiration of call option										(504)
Issuances	13,047			0	0	13,047	0	732	732
Exercise of warrants	(15)			(15)	0	0
Balance	$ 21,010			$ 1,451	$ 6,512	$ 13,047	$ 591	$ 732	$ 1,323	$ 0																																	$ 2,449	$ 276		$ 276	$ 6,178	$ 2,511		$ 2,378	$ 2,511	$ 3,800	$ 0

Accrued expenses - Q2 (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued expenses [Abstract]
Accrued consulting and professional fees	$ 344	$ 387	$ 119
Accrued private placement fees	1,371	0
Accrued research and development	485	453	235
Accrued interest on convertible notes	375	373	0
Other	108	241	83
Accrued expenses	$ 2,683	$ 1,454	$ 437

Lease liability - Q2 (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Activity related to lease liability [Abstract]
Beginning Balance	$ 1,060	$ 1,682	$ 0
Charges utilized	(341)	(787)	(238)
Additional charges to operations	231	165	96
Ending Balance	950	1,060	1,682
Less current portion	531	536	739
Lease liability	419	524	943
Warehouse space [Member]
Capital Leased Assets [Line Items]
Lease term	5 years	5 years
Activity related to lease liability [Abstract]
Beginning Balance	678	828	0
Charges utilized	(124)	(239)	(193)
Additional charges to operations	38	89	88
Ending Balance	592	678	828
Less current portion	238	233
Lease liability	354	445
Office and manufacturing space [Member]
Activity related to lease liability [Abstract]
Beginning Balance	382	854	0
Charges utilized	(217)	(548)	(45)
Additional charges to operations	193	76	8
Ending Balance	358	382	854
Less current portion	293	303
Lease liability	$ 65	$ 79

Debt - Q2 (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended		114 Months Ended	120 Months Ended			6 Months Ended	12 Months Ended								0 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013	Apr. 06, 2013	Oct. 02, 2012	Jun. 30, 2013 Senior Secured 2012 Convertible Notes [Member]	Dec. 31, 2012 Senior Secured 2012 Convertible Notes [Member]	Dec. 31, 2011 Senior Secured 2012 Convertible Notes [Member]	Apr. 06, 2013 Senior Secured 2012 Convertible Notes [Member]	Jun. 30, 2013 Senior Secured 2012 Convertible Notes [Member] Call Option [Member]	Dec. 31, 2012 Senior Secured 2012 Convertible Notes [Member] Call Option [Member]	Jun. 30, 2013 Embedded derivative liability-2012 Notes [Member]	Dec. 31, 2012 Embedded derivative liability-2012 Notes [Member]	Dec. 31, 2011 Embedded derivative liability-2012 Notes [Member]	Jun. 28, 2013 Senior Secured 2013 Convertible Notes [Member]	Jun. 30, 2013 Senior Secured 2013 Convertible Notes [Member]	Dec. 31, 2012 Senior Secured 2013 Convertible Notes [Member]	Jun. 30, 2013 Embedded derivative liability-2013 Notes [Member]	Dec. 31, 2012 Embedded derivative liability-2013 Notes [Member]	Jun. 30, 2013 Working Capital Note [Member]	Dec. 31, 2012 Working Capital Note [Member]	Dec. 31, 2011 Working Capital Note [Member]
Total debt outstanding [Abstract]
Total debt	$ 28,510		$ 28,510		$ 11,269	$ 4,987	$ 11,269	$ 28,510			$ 15,005	$ 15,005	$ 0				$ 591	$ 276	$ 0		$ 18,576	$ 0	$ 732	$ 0	$ 3,660	$ 3,660	$ 5,000
Unamortized debt discount	(10,054)		(10,054)		(7,672)	(139)	(7,672)	(10,054)				8,300
Less current portion	(3,530)		(3,530)		(1,786)	(2,205)	(1,786)	(3,530)
Total long-term debt	24,980		24,980		9,483	2,782	9,483	24,980
Interest expense	1,830	151	3,257	325	2,957	849	17,846	21,103			1,000
Debt issuance costs					1,500							700									600
Amortization of deferred financing costs					1,300						1,700		200
Convertible notes to purchase common stock (in shares)																				26,921,741
Exercise period of convertible notes																				5 days
Five-year warrants to purchase common stock (in shares)	187,718,221		187,718,221		80,250,702	1,064,616	80,250,702	187,718,221		51,100,000		51,100,000		57,438,408		20,000,000				53,843,479
Exercise period of warrants																				10 years
Exercise price of warrants (in dollars per share)										$ 0.75		$ 0.75		$ 0.69		$ 0.75				$ 0.69
Number of common stock shares can be convert by convertible notes (in shares)												1,333								26,921,740
Debt interest rate (in hundredths)												10.00%														13.00%	11.75%
Number of trading days considered for volume weighted average price of stock									5 days											20 days
Maximum value of securities that may be called by right holders															20,000
Accrued interest on convertible notes	$ 375		$ 375		$ 373	$ 0	$ 373	$ 375				$ 400
Conversion price (in dollars per share)														$ 0.69						$ 0.69

Capital Structure - Q2 (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended			1 Months Ended	6 Months Ended				6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Oct. 02, 2012	Dec. 31, 2011	Jul. 31, 2013 2013 Agreements Celgene [Member]	Jun. 30, 2013 2013 Agreements Celgene [Member]	Jun. 30, 2013 Warrants issued pursuant to Celgene agreement for five years [Member] 2013 Agreements Celgene [Member]	Jun. 30, 2013 Warrants issued pursuant to Celgene agreement for ten years [Member] 2013 Agreements Celgene [Member]	Dec. 31, 2012 March 2011 Equity Financing [Member]	Jun. 30, 2013 March 2011 Equity Financing [Member] Minimum [Member]	Dec. 31, 2012 March 2011 Equity Financing [Member] Minimum [Member]	Jun. 30, 2013 March 2011 Equity Financing [Member] Maximum [Member]	Dec. 31, 2012 March 2011 Equity Financing [Member] Maximum [Member]
Capital Structure [Abstract]
Common stock, shares authorized (in shares)	750,000,000	750,000,000		750,000,000
Common stock, voting rights	Each holder of common stock is entitled to one vote for each share held.	Each holder of common stock is entitled to one vote for each share held
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000		10,000,000
Preferred stock, shares issued (in shares)	0	0		0
Preferred stock, shares outstanding (in shares)	0	0		0
Percentage of purchase price entity is obligated to pay investors if registration becomes ineffective (in hundredths)										1.50%	1.50%	6.00%	6.00%
Percentage of purchase price entity is obligated to pay investors upon failure to satisfy current public information requirements (in hundredths)												12.00%	12.00%
Proceeds from collaboration and option agreement					$ 15,000
Warrant term							5 years	10 years
Number of shares covered by warrants (in shares)	187,718,221	80,250,702	51,100,000	1,064,616			7,425,743	14,851,485	1,046,102
Option to acquire the rights of esophagus program (in hundredths)						125.00%
Warrant liability, fair value						3,400
Proceeds attributable to the collaboration credited to additional paid-in capital	11,322					11,600
Receivables related to Celgene and financing transactions	$ 20,626	$ 0				$ 15,000

Embedded Derivative Conversion Options and Call Option Derivative Liability - Q2 (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended	6 Months Ended	12 Months Ended
	Oct. 02, 2012	Jun. 30, 2013	Dec. 31, 2012
Derivative [Line Items]
Common stock value per share (in dollars per share)		$ 0.11	$ 0.04
Conversion Option - 2013 Notes [Member] | Derivative Liability [Member]
Summary of aggregate fair values along with assumptions utilized [Abstract]
Calculated aggregate value		$ 732
Equity volatility (in hundredths)		120.00%
Asset volatility (in hundredths)		90.00%
Probability of Fundamental Transaction or Major Transaction (in hundredths)		100.00%
Weighted average risk-free interest rate (in hundredths)		0.30%
Dividend yield (in hundredths)		0.00%
Conversion Option - 2012 Notes [Member] | Derivative Liability [Member]
Summary of aggregate fair values along with assumptions utilized [Abstract]
Calculated aggregate value		591	276
Equity volatility (in hundredths)		120.00%	115.00%
Asset volatility (in hundredths)		90.00%	90.00%
Probability of Fundamental Transaction or Major Transaction (in hundredths)		100.00%	100.00%
Weighted average risk-free interest rate (in hundredths)		0.30%	0.30%
Dividend yield (in hundredths)		0.00%	0.00%
Call Option [Member] | Derivative Liability [Member]
Summary of aggregate fair values along with assumptions utilized [Abstract]
Calculated aggregate value	3,181	0	2,449
Equity volatility (in hundredths)	115.00%	0.00%	115.00%
Asset volatility (in hundredths)	90.00%	0.00%	90.00%
Probability of Fundamental Transaction or Major Transaction (in hundredths)	100.00%	0.00%	100.00%
Weighted average risk-free interest rate (in hundredths)	0.20%	0.00%	0.30%
Dividend yield (in hundredths)	0.00%	0.00%	0.00%
Call Option [Member] | 2013 Financing [Member]
Derivative [Line Items]
Exercise of call option		18,576
Expiration of call option		$ 1,424

Warrants - Q2 (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Oct. 02, 2012	Dec. 31, 2011	Jun. 30, 2013 Celgene Collaboration and Option Agreement [Member]	Jun. 28, 2013 Celgene Collaboration and Option Agreement [Member]	Jun. 30, 2013 Warrants issued pursuant to March 2011 equity financing, expired in March 2016 [Member]		Jun. 30, 2013 Warrants issued pursuant to October 2012 debt financing, expired from October 2014 through October 2022 [Member]		Jun. 30, 2013 Warrants Issued pursuant to June 2013 debt financing [Member]	Jun. 30, 2013 Warrants issued pursuant to June 2013 Celgene transaction [Member]	Jun. 30, 2013 Warrants issued pursuant to Celgene agreement for five years [Member] Celgene Collaboration and Option Agreement [Member]	Jun. 28, 2013 Warrants issued pursuant to Celgene agreement for five years [Member] Celgene Collaboration and Option Agreement [Member]	Jun. 30, 2013 Warrants issued pursuant to Celgene agreement for ten years [Member] Celgene Collaboration and Option Agreement [Member]	Jun. 28, 2013 Warrants issued pursuant to Celgene agreement for ten years [Member] Celgene Collaboration and Option Agreement [Member]	Jun. 30, 2013 2011 Warrants [Member]		Jun. 30, 2012 2011 Warrants [Member]	Jun. 30, 2013 2011 Warrants [Member]		Jun. 30, 2012 2011 Warrants [Member]	Dec. 31, 2012 2011 Warrants [Member]		Dec. 31, 2011 2011 Warrants [Member]		Apr. 06, 2013 2011 Warrants [Member]	Oct. 02, 2012 2012 Warrants [Member]	Jun. 30, 2013 2012 Warrants [Member]		Dec. 31, 2012 2012 Warrants [Member]		Jun. 30, 2013 2012 and 2013 Warrants [Member]	Jun. 30, 2013 2012 and 2013 Warrants [Member]	Dec. 31, 2012 2012 and 2013 Warrants [Member]	Jun. 30, 2013 2013 Warrants [Member]		Dec. 31, 2012 Equity classified warrants [Member]	Dec. 31, 2011 Equity classified warrants [Member]	Jun. 30, 2013 Equity classified warrants [Member] Warrants issued to vendors, expired from September 2015 through December 2016 [Member]	Dec. 31, 2012 Equity classified warrants [Member] Warrants issued to vendors, expired from September 2015 through December 2016 [Member]	Dec. 31, 2011 Equity classified warrants [Member] Warrants issued to vendors, expired from September 2015 through December 2016 [Member]	Dec. 31, 2012 Equity classified warrants [Member] Warrants issued pursuant to refinancing of Working Capital Note, expired in March 2016 [Member]	Jun. 30, 2013 Equity classified warrants [Member] Warrants issued pursuant to refinancing of Working Capital Note, expired in March 2016 [Member]	Dec. 31, 2011 Equity classified warrants [Member] Warrants issued pursuant to refinancing of Working Capital Note, expired in March 2016 [Member]	Dec. 31, 2012 Equity classified warrants [Member] Warrants issued to lenders, expired from August 2013 through December 2016 [Member]	Dec. 31, 2011 Equity classified warrants [Member] Warrants issued to lenders, expired from August 2013 through December 2016 [Member]	Dec. 31, 2012 Equity classified warrants [Member] Warrants issued to lenders, expired from October 2015 through September 2019 [Member]	Dec. 31, 2011 Equity classified warrants [Member] Warrants issued to lenders, expired from October 2015 through September 2019 [Member]	Dec. 31, 2012 Equity classified warrants [Member] Warrants issued to vendors expired from August 2013 through September 2019 [Member]	Jun. 30, 2013 Liability classified warrants [Member]	Dec. 31, 2012 Liability classified warrants [Member]	Dec. 31, 2011 Liability classified warrants [Member]	Dec. 31, 2012 Liability classified warrants [Member] Warrants issued pursuant to March 2011 equity financing, expired in March 2016 [Member]		Jun. 30, 2013 Liability classified warrants [Member] Warrants issued pursuant to March 2011 equity financing, expired in March 2016 [Member]	Apr. 06, 2013 Liability classified warrants [Member] Warrants issued pursuant to March 2011 equity financing, expired in March 2016 [Member]	Dec. 31, 2011 Liability classified warrants [Member] Warrants issued pursuant to March 2011 equity financing, expired in March 2016 [Member]		Dec. 31, 2012 Liability classified warrants [Member] Warrants issued pursuant to October 2012 debt financing, expired from October 2014 through October 2022 [Member]	Jun. 30, 2013 Liability classified warrants [Member] Warrants issued pursuant to October 2012 debt financing, expired from October 2014 through October 2022 [Member]	Dec. 31, 2011 Liability classified warrants [Member] Warrants issued pursuant to October 2012 debt financing, expired from October 2014 through October 2022 [Member]	Jun. 30, 2013 Liability classified warrants [Member] Warrants Issued pursuant to June 2013 debt financing [Member]	Dec. 31, 2012 Liability classified warrants [Member] Warrants Issued pursuant to June 2013 debt financing [Member]	Jun. 30, 2013 Liability classified warrants [Member] Warrants issued pursuant to June 2013 Celgene transaction [Member]	Dec. 31, 2012 Liability classified warrants [Member] Warrants issued pursuant to June 2013 Celgene transaction [Member]	Dec. 31, 2012 Liability classified warrants [Member] 2011 Warrants [Member]	Dec. 31, 2011 Liability classified warrants [Member] 2011 Warrants [Member]	Mar. 31, 2011 Liability classified warrants [Member] 2011 Warrants [Member]	Dec. 31, 2012 Liability classified warrants [Member] 2012 Warrants [Member]	Apr. 06, 2013 Liability classified warrants [Member] 2012 Warrants [Member]
Outstanding warrants to purchase common stock [Abstract]
Shares Exercisable (in shares)	187,718,221	80,250,702	51,100,000	1,064,616										7,425,743		14,851,485																						18,514	18,514	18,514	389	389	7,068	18,514	7,068	6,449	6,449	4,608	4,608	18,514	187,699,707	80,232,188	1,046,102	27,388,851		27,218,851		1,046,102	[1]	52,843,337	57,438,408	0	80,765,220	0	22,277,228	0	27,388,851		1,046,102		57,438,408
Exercise price of warrants (in dollars per share)			$ 0.75			$ 1.01	$ 1.01	[2]	$ 0.69	[3]	$ 0.69	$ 1.01															$ 1.01									$ 0.69					$ 23.2		$ 28.8			$ 234.4		$ 263.9						$ 1.1	[1]		$ 1.01	$ 28.8		$ 0.75							$ 1.1	$ 28.8		$ 0.75	$ 0.69
Expiration							March 1, 2016		October 2014 through October 2022		June 2018 through June 2023	June 2018 through June 2023																												August 2013 through September 2019	September 2015 through December 2016		March 2016			August 2013 through December 2016		October 2015 through September 2019						March 2016	[1]					October 2014 through October 2022
Adjustment in exercise price of the warrant (in hundredths)																	8.00%			8.00%
Closing price per share of common stock (in dollars per share)	$ 0.11	$ 0.04															$ 0.01			$ 0.01			$ 0.04										$ 0.11	$ 0.11	$ 0.04			$ 27.4																													$ 0.05			$ 0.04
Conversion price (in dollars per share)																																																																							$ 0.69
Fair value [Abstract]
Calculated aggregate value																	$ 1,451			$ 1,451			$ 2,378		$ 2,511			$ 4,944	$ 6,512		$ 3,800					$ 13,047
Exercise price per share of warrant (in dollars per share)																	$ 1.01			$ 1.01			$ 1.1		$ 28.8	[4]		$ 0.75	$ 0.69		$ 0.75					$ 0.76
Equity volatility (in hundredths)																				120.00%			115.00%		93.80%			115.00%	120.00%		115.00%					120.00%
Asset volatility (in hundredths)																				90.00%			90.00%					90.00%	90.30%		90.00%					90.30%
Probability of Fundamental Transaction (in hundredths)																				100.00%			100.00%		100.00%			100.00%	100.00%		100.00%					100.00%
Weighted average risk-free interest rate (in hundredths)																				0.30%			0.30%		0.70%			0.20%	0.30%		0.30%					0.30%		2.00%
Dividend yield (in hundredths)																				0.00%			0.00%		0.00%			0.00%	0.00%		0.00%					0.00%		0.00%
Net cash settlement value [Abstract]
Calculated aggregate value																	8,313	[5]		8,313	[5]		16,525	[6]					25,007	[7]	39,900	[6]				45,016	[7]
Exercise price per share of warrant (in dollars per share)																	$ 1.01			$ 1.01			$ 1.1	[4]					$ 0.69		$ 0.75					$ 0.76
Closing price per share of common stock (in dollars per share)																	$ 0.31			$ 0.31			$ 0.99						$ 0.44	[8]	$ 0.99	[9]				$ 0.44	[8]
Equity volatility (in hundredths)																	322.00%	[10]		322.00%	[10]		100.00%	[11]					288.70%	[12]	76.00%	[13]				288.70%	[12]
Expected term (years)																	2 years 8 months 12 days			2 years 8 months 12 days									7 years 6 months		4 years 2 months 12 days					8 years 3 months 18 days
Weighted average risk-free interest rate (in hundredths)																	0.70%			0.70%			0.40%						2.10%		0.60%					2.20%
Dividend yield (in hundredths)																							0.00%						0.00%		0.00%					0.00%
Increase (Decrease) in estimated fair value of warrants																	700		1,200	900		700											100	1,600																																	100	14,400		1,300
Proceeds from Collaboration and Option Agreement					$ 15,000
Warrant term													5 years		10 years
Number of shares covered by warrants (in shares)	187,718,221	80,250,702	51,100,000	1,064,616										7,425,743		14,851,485																						18,514	18,514	18,514	389	389	7,068	18,514	7,068	6,449	6,449	4,608	4,608	18,514	187,699,707	80,232,188	1,046,102	27,388,851		27,218,851		1,046,102	[1]	52,843,337	57,438,408	0	80,765,220	0	22,277,228	0	27,388,851		1,046,102		57,438,408
Period of volume weighted average price used to calculate net cash settlement value																															5 days			5 days

[1]	Prior to the 2012 Financing, the holders of 2011 Warrants had the right in the aggregate to purchase 1,046,102 shares of common stock at an exercise price of $28.80 per share. Following execution by the holders of the Exchange Agreements and receipt of the Amended and Restated 2011 Warrants, such holders had the right in the aggregate to purchase 27,388,851 shares of common stock at an exercise price of $1.10.
[2]	Effective April 6, 2013, the 2011 Warrants have been adjusted downward by 8.0% from $1.10 to $1.01. The effectiveness of the Registration Statement on March 28, 2013 triggered an adjustment of the exercise price of the 2011 Warrants. ��Exercise price at December 31, 2012 was $1.10.
[3]	On April 6, 2013 the exercise price of the warrants issued in connection with the 2012 Financing were adjusted from $0.75 to $0.69, and the number of shares issuable upon exercise of the Warrants was increased to 57,438,408 shares. ��The effectiveness of the Registration Statement on March 28, 2013 triggered an adjustment of the exercise price of the 2012 Warrants and increased the number of warrants. ��The exercise price at December 31, 2012 was $0.75.
[4]	Prior to the 2012 Financing, the holders of 2011 Warrants had the right in the aggregate to purchase 1,046,102 shares of common stock at an exercise price of $28.80 per share. Following execution by the holders of the Exchange Agreements and receipt of the Amended and Restated 2011 Warrants, such holders had the right in the aggregate to purchase 27,388,851 shares of common stock at an exercise price of $1.10
[5]	Represents the net cash settlement value of the warrant as of June 30, 2013, which value was calculated utilizing the Black-Scholes model specified in the warrant agreement.
[6]	Represents the net cash settlement value of the warrant as of December 31, 2012, which value was calculated utilizing the Black-Scholes model specified in the warrant.
[7]	Represents the net cash settlement value of the warrant as of June 30, 2013, which value was calculated utilizing the Black-Scholes model defined in the 2012 Warrant Agreement.
[8]	Represents the five-day Tengion stock VWAP used to calculate the net cash settlement value as of June 30, 2013.
[9]	Represents the 5 day Tengion stock VWAP used to calculate the net cash settlement value as of December 31, 2012.
[10]	Represents the volatility assumption used to calculate the net cash settlement value as of June 30, 2013 based on the terms of the warrant agreement.
[11]	Represents the volatility assumption used to calculate the net cash settlement value as of December 31, 2012 based on the terms of the 2011 warrant agreement.
[12]	Represents the volatility assumption used to calculate the net cash settlement value as of June 30, 2013, defined in the 2012 Warrant Agreement.
[13]	Represents the volatility assumption used to calculate the net cash settlement value as of December 31, 2012.

Stock-based Compensation - Q2 (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share based compensation plans			2		2
Number of shares available for future grants (in shares)	153,707		153,707		46,652
Stock Options [Member]
Number of shares [Abstract]
Outstanding (in shares)			234,465	174,872	174,872	137,896
Granted (in shares)			0		87,184	130,569
Exercised (in shares)			0		(2,432)	(18,735)
Forfeited (in shares)			2,419		(25,159)	(74,858)
Outstanding (in shares)	232,046		232,046		234,465	174,872
Vested and expected to vest at June 30, 2013 (in shares)	218,891		218,891		218,118
Exercisable at June 30, 2013. (in shares)	110,241		110,241		71,442
Weighted-average exercise price [Abstract]
Outstanding (in dollars per share)			$ 12.37	$ 16.76	$ 16.76	$ 24.88
Granted (in dollars per share)			$ 0		$ 5.66	$ 11.34
Exercised (in dollars per share)			$ 0		$ 4.4	$ 4.4
Forfeited (in dollars per share)			$ 16.04		$ 20.45	$ 25.36
Outstanding (in dollars per share)	$ 12.33		$ 12.33		$ 12.37	$ 16.76
Vested and expected to vest at June 30, 2013 (in dollars per share)	$ 12.55		$ 12.55		$ 12.69
Exercisable at June 30, 2013 (in dollars per share)	$ 16.78		$ 16.78		$ 21.45
Weighted-average remaining contractual term [Abstract]
Outstanding			8 years		8 years 6 months
Outstanding			8 years		8 years 6 months
Vested and expected to vest at June 30, 2013			8 years		8 years 4 months 24 days
Exercisable at June 30, 2013			7 years 7 months 6 days		7 years 7 months 6 days
Aggregate intrinsic value [Abstract]
Outstanding	$ 0		$ 0		$ 0
Vested and expected to vest at June 30, 2013	0		0		0
Exercisable at June 30, 2013	0		0		0
Stock Options [Member] | Employee And Non Employee Director [Member]
Number of shares [Abstract]
Granted (in shares)					87,184	129,569
Aggregate intrinsic value [Abstract]
Stock-based compensation expense	100,000	100,000	200,000	200,000	400,000	700,000
Unrecognized compensation expense	600,000		600,000
Weighted average period for recognizing compensation expense			2 years 3 months 18 days
Restricted Stock [Member]
Aggregate intrinsic value [Abstract]
Stock-based compensation expense	36,000	34,000	81,000	83,000	200,000	100,000
Weighted average period for recognizing compensation expense			2 years 6 months		2 years 10 months 24 days
Number of shares [Abstract]
Nonvested (in shares)			74,372	13,988	13,988	0
Granted (in shares)			0		67,863	31,096
Vested (in shares)			19,221		(5,047)	(2,167)
Forfeited (in shares)			212		(2,432)	(14,941)
Nonvested (in shares)	54,939		54,939		74,372	13,988
Weighted-average grant date fair value [Abstract]
Nonvested (in dollars per share)			$ 7.81	$ 24.2	$ 24.2	$ 0
Granted (in dollars per share)			$ 0		$ 6	$ 24.2
Vested (in dollars per share)			$ 8.35		$ 24.2	$ 24.2
Forfeited (in dollars per share)			$ 15.81		$ 17.36	$ 24.2
Nonvested (in dollars per share)	$ 7.6		$ 7.6		$ 7.81	$ 24.2
Unrecognized compensation expense related to restricted stock awards	$ 300,000		$ 300,000		$ 400,000
2004 Stock Option Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards granted under plan vesting period			4 years		4 years
2004 Stock Option Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards granted under plan vesting period			10 years		10 years
2010 Stock Option Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards granted under plan vesting period			4 years
2010 Stock Option Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards granted under plan vesting period			10 years

Commitments and Contingencies - Q2 (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012	Jun. 30, 2013		Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011
Leases and Letters of Credit [Abstract]
Rent expenses under operating lease	$ 9		$ 37	$ 81		$ 87	$ 200		$ 700
Summarizes future minimum lease payments [Abstract]
2013	519			519			947
2014	1,055			1,055			1,055
2015	1,079			1,079			1,079
2016	278			278			278
Total minimum lease payments	$ 2,931	[1]		$ 2,931	[1]		$ 3,359	[2]

[1]	The future minimum lease payments above do not include the impact of any potential sublease income discussed in Note 8 related to the Company's lease liability.
[2]	The future minimum lease payments above do not include the impact of any potential sublease income discussed in Note 9 related to the Company's lease liability.

Organization and Nature of Operations (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Organization and Nature of Operations [Abstract]
Minimum stockholders equity requirement for continued listing on Nasdaq Capital Market	$ 2.5

Management's Plans to Continue as a Going Concern (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended							114 Months Ended	120 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2011
Management's Plans to Continue as a Going Concern [Abstract]
Deficit accumulated during the development stage								$ 247,173	$ 264,882	$ 230,244
Cumulative accretion on redeemable convertible preferred stock	$ 3,993	$ 14,059	$ 11,754	$ 8,742	$ 5,640	$ 3,164	$ 1,035	$ 48,400	$ 48,400

Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents [Abstract]
Cash held at bank collateralizing letters of credit						1,194,000
Restricted cash [Abstract]
Gross proceeds of Senior Secured Convertible Notes financing into escrow account					1,000,000
Percentage of aggregate principal amount of notes transfer by escrow agent if milestones not achieved (in hundredths)					40.00%
Reverse Stock Split [Abstract]
Reverse stock split conversion ratio (in shares)					10
Shares underlying warrants outstanding [Member]
Potentially dilutive securities have been excluded from computations of diluted weighted-average shares outstanding [Abstract]
Potentially dilutive securities have been excluded from computations of diluted weighted-average shares outstanding (in shares)	187,718,221	1,064,616	187,718,221	1,064,616	80,250,702	1,064,616
Shares underlying options outstanding [Member]
Potentially dilutive securities have been excluded from computations of diluted weighted-average shares outstanding [Abstract]
Potentially dilutive securities have been excluded from computations of diluted weighted-average shares outstanding (in shares)	232,046	250,993	232,046	250,993	234,465	174,872
Unvested restricted stock [Member]
Potentially dilutive securities have been excluded from computations of diluted weighted-average shares outstanding [Abstract]
Potentially dilutive securities have been excluded from computations of diluted weighted-average shares outstanding (in shares)	54,939	75,844	54,939	75,844	74,372	13,988
Convertible notes payable [Member]
Potentially dilutive securities have been excluded from computations of diluted weighted-average shares outstanding [Abstract]
Potentially dilutive securities have been excluded from computations of diluted weighted-average shares outstanding (in shares)	48,668,482	0	48,668,482	0	20,007,002	0
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life					3 years
Laboratory, Office and Warehouse Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life					5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life					7 years

Supplemental Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended				114 Months Ended	120 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2004	Dec. 31, 2012	Jun. 30, 2013
Noncash investing and financing activities [Abstract]
Conversion of note principal to redeemable convertible preferred stock	$ 0	$ 0	$ 0	$ 0		$ 0	$ 3,562	$ 3,562
Convertible note issued to initial stockholder for consulting expense	0	0	0	0			210	210
Exchange of Demand Note for Convertible Notes			1,005	0			1,005
Fair value of embedded derivatives and derivatives issued with issuance of long-term debt	732	0	3,669	0			3,669	4,401
Fair value of warrants issued with issuance of common stock	0	0	0	16,947			16,947	16,947
Conversion of redeemable convertible preferred stock into 566 shares of common stock	0	0	0	0	191,909		191,909	191,909
Conversion of warrant liability	15	0	0	0	123		123	138
Noncash property and equipment additions			0	0			0
Cash paid for interest, net of amounts capitalized			515	722			12,793
Cash paid for issuance costs classified as interest expense			$ 830	$ 0			$ 830
Conversion of redeemable convertible preferred stock into shares of common stock (in shares)			566				566

Short-term Investments and Financial Instruments (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		66 Months Ended	114 Months Ended	120 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	Dec. 31, 2012	Jun. 30, 2013
Financial Instruments [Abstract]
Short-term investments					$ 0	$ 6,100,000		$ 0
Assets:
Cash and cash equivalents	13,873,000		13,873,000		7,536,000	9,244,000		7,536,000	13,873,000
Short-term investments					0	6,066,000		0
Total fair value of assets					7,536,000	15,310,000		7,536,000
Liabilities:
Total fair value of liabilities	22,333,000		22,333,000		8,903,000			8,903,000	22,333,000
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance			6,178,000
Change in fair value			1,800,000
Balance	21,010,000		21,010,000		6,178,000			6,178,000	21,010,000
Impairment of property and equipment	0	0	0	0	0	7,371,000	0	7,371,000	7,371,000
Charge related to fair value of liability						1,800,000
Charge related to termination benefits						1,700,000
2011 Warrants [Member]
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance			2,378,000
Change in fair value			(912,000)
Balance	1,451,000		1,451,000						1,451,000
2012 Warrants [Member]
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance			3,800,000
Change in fair value			2,712,000
Balance	6,512,000		6,512,000						6,512,000
Convertible Note Conversion Option [Member]
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance			276,000
Change in fair value			315,000
Balance	1,323,000		1,323,000						1,323,000
Convertible Note Call Option [Member]
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance			4,627,000
Change in fair value			2,449,000
Balance	0		0						0
U.S. government agency funds [Member]
Assets:
Short-term investments						4,021,000
Corporate securities [Member]
Assets:
Short-term investments						2,045,000
Warrant liability [Member]
Liabilities:
Total fair value of liabilities	21,010,000		21,010,000		6,178,000	2,511,000		6,178,000	21,010,000
Derivative liability [Member]
Liabilities:
Total fair value of liabilities	0		0		2,449,000			2,449,000	0
Embedded Derivative liability [Member]
Liabilities:
Total fair value of liabilities	1,323,000		1,323,000		276,000			276,000	1,323,000
Quoted prices in active markets for identical assets (Level 1) [Member]
Assets:
Cash and cash equivalents	13,873,000		13,873,000		7,536,000	9,244,000		7,536,000	13,873,000
Short-term investments					0	6,066,000		0
Total fair value of assets					7,536,000	15,310,000		7,536,000
Liabilities:
Total fair value of liabilities	0		0		0			0	0
Quoted prices in active markets for identical assets (Level 1) [Member] | U.S. government agency funds [Member]
Assets:
Short-term investments						4,021,000
Quoted prices in active markets for identical assets (Level 1) [Member] | Corporate securities [Member]
Assets:
Short-term investments						2,045,000
Quoted prices in active markets for identical assets (Level 1) [Member] | Warrant liability [Member]
Liabilities:
Total fair value of liabilities	0		0		0	0		0	0
Quoted prices in active markets for identical assets (Level 1) [Member] | Derivative liability [Member]
Liabilities:
Total fair value of liabilities	0		0		0			0	0
Quoted prices in active markets for identical assets (Level 1) [Member] | Embedded Derivative liability [Member]
Liabilities:
Total fair value of liabilities	0		0		0			0	0
Significant other observable inputs (Level 2) [Member]
Assets:
Cash and cash equivalents	0		0		0	0		0	0
Short-term investments					0	0		0
Total fair value of assets					0	0		0
Liabilities:
Total fair value of liabilities	0		0		0			0	0
Significant other observable inputs (Level 2) [Member] | U.S. government agency funds [Member]
Assets:
Short-term investments						0
Significant other observable inputs (Level 2) [Member] | Corporate securities [Member]
Assets:
Short-term investments						0
Significant other observable inputs (Level 2) [Member] | Warrant liability [Member]
Liabilities:
Total fair value of liabilities	0		0		0	0		0	0
Significant other observable inputs (Level 2) [Member] | Derivative liability [Member]
Liabilities:
Total fair value of liabilities	0		0		0			0	0
Significant other observable inputs (Level 2) [Member] | Embedded Derivative liability [Member]
Liabilities:
Total fair value of liabilities	0		0		0			0	0
Significant unobservable inputs (Level 3) [Member]
Assets:
Cash and cash equivalents	0		0		0	0		0	0
Short-term investments					0	0		0
Total fair value of assets					0	0		0
Liabilities:
Total fair value of liabilities	22,333,000		22,333,000		8,903,000			8,903,000	22,333,000
Significant unobservable inputs (Level 3) [Member] | U.S. government agency funds [Member]
Assets:
Short-term investments						0
Significant unobservable inputs (Level 3) [Member] | Corporate securities [Member]
Assets:
Short-term investments						0
Significant unobservable inputs (Level 3) [Member] | Warrant liability [Member]
Liabilities:
Total fair value of liabilities	21,010,000		21,010,000		6,178,000	2,511,000		6,178,000	21,010,000
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance				2,511,000	2,511,000	0
Issuance of additional warrants					4,944,000	16,947,000
Change in fair value					(1,277,000)	(14,436,000)
Balance					6,178,000	2,511,000		6,178,000
Significant unobservable inputs (Level 3) [Member] | Warrant liability [Member] | 2011 Warrants [Member]
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance				2,511,000	2,511,000	0
Issuance of additional warrants					0	16,947,000
Change in fair value					(133,000)	(14,436,000)
Balance					2,378,000	2,511,000		2,378,000
Significant unobservable inputs (Level 3) [Member] | Warrant liability [Member] | 2012 Warrants [Member]
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance				0	0	0
Issuance of additional warrants					4,944,000	0
Change in fair value					(1,144,000)	0
Balance					3,800,000	0		3,800,000
Significant unobservable inputs (Level 3) [Member] | Derivative liability [Member]
Liabilities:
Total fair value of liabilities	0		0		2,449,000			2,449,000	0
Significant unobservable inputs (Level 3) [Member] | Derivative liability [Member] | Convertible Note Call Option [Member]
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance				0	0
Issuance of derivative					3,181,000
Change in fair value					(732,000)
Balance					2,449,000			2,449,000
Significant unobservable inputs (Level 3) [Member] | Embedded Derivative liability [Member]
Liabilities:
Total fair value of liabilities	1,323,000		1,323,000		276,000			276,000	1,323,000
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance				0	0
Issuance of derivative					798,000
Exercise of exchange right					(310,000)
Change in fair value					(212,000)
Balance					276,000			276,000
Significant unobservable inputs (Level 3) [Member] | Embedded Derivative liability [Member] | Demand Note Exchange Right [Member]
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance				0	0
Issuance of derivative					310,000
Exercise of exchange right					(310,000)
Change in fair value					0
Balance					0			0
Significant unobservable inputs (Level 3) [Member] | Embedded Derivative liability [Member] | Convertible Note Conversion Option [Member]
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance				0	0
Issuance of derivative					488,000
Exercise of exchange right					0
Change in fair value					(212,000)
Balance					$ 276,000			$ 276,000

Property and equipment (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		66 Months Ended	114 Months Ended	120 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	Dec. 31, 2012	Jun. 30, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, gross					$ 13,684,000	$ 13,643,000		$ 13,684,000
Less accumulated depreciation	(13,218,000)		(13,218,000)		(13,072,000)	(12,622,000)		(13,072,000)	(13,218,000)
Property and equipment, net	467,000		467,000		612,000	1,021,000		612,000	467,000
Impairment of property and equipment	0	0	0	0	0	7,371,000	0	7,371,000	7,371,000
Reduction in value of impaired assets acquired						17,600,000
Reduction in value of accumulated depreciation						10,200,000
Office and warehouse equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross					323,000	323,000		323,000
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross					978,000	985,000		978,000
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross					524,000	524,000		524,000
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross					4,961,000	4,913,000		4,961,000
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross					$ 6,898,000	$ 6,898,000		$ 6,898,000

Accrued compensation and benefits (Details) (USD $)	12 Months Ended			12 Months Ended				12 Months Ended
	Dec. 31, 2011	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011 Research and development expense [Member]	Dec. 31, 2011 General and administrative expense [Member]	Dec. 31, 2012 Severance Benefits [Member]	Dec. 31, 2011 Severance Benefits [Member]	Dec. 31, 2012 Severance Benefits [Member] 2011 Restructuring Plan [Member]	Dec. 31, 2011 Severance Benefits [Member] 2011 Restructuring Plan [Member] President And Chief Executive Officer [Member]
Accrued compensation and benefits [Abstract]
Accrued severance benefits						$ 0	$ 1,774,000	$ 0	$ 200,000
Other accrued compensation and benefits	580,000		716,000
Accrued compensation and benefits	2,354,000	427,000	716,000
Personnel-related termination costs	1,700,000			800,000	900,000
Number of monthly severance payments employee to receive			12
Liability recorded in connection with severance agreement	700,000
Summarizes activity related to accrued severance benefits [Abstract]
Balance at beginning of period						0	1,774,000	1,544,000	200,000
Net charges paid								(1,544,000)
Balance at end of period						0	1,774,000	0	200,000
Accrued bonus included in other accrued compensation and benefits	$ 400,000		$ 700,000

Accrued expenses (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued expenses [Abstract]
Accrued consulting and professional fees	$ 344	$ 387	$ 119
Accrued research and development current	485	453	235
Accrued interest on convertible notes	375	373	0
Other	108	241	83
Accrued expenses	$ 2,683	$ 1,454	$ 437

Lease liability (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Capital Leased Assets [Line Items]
Charge related to fair value of liability			$ 1,800,000
Activity related to lease liability [Abstract]
Beginning Balance	1,060,000	1,682,000	0
Initial fair value			1,824,000
Charges utilized	(341,000)	(787,000)	(238,000)
Additional charges to operations	231,000	165,000	96,000
Ending Balance	950,000	1,060,000	1,682,000
Less current portion	(531,000)	(536,000)	(739,000)
Lease liability	419,000	524,000	943,000
Warehouse space [Member]
Capital Leased Assets [Line Items]
Lease term	5 years	5 years
Charge related to fair value of liability			900,000
Activity related to lease liability [Abstract]
Beginning Balance	678,000	828,000	0
Initial fair value			933,000
Charges utilized	(124,000)	(239,000)	(193,000)
Additional charges to operations	38,000	89,000	88,000
Ending Balance	592,000	678,000	828,000
Less current portion	(238,000)	(233,000)
Lease liability	354,000	445,000
Office and manufacturing space [Member]
Capital Leased Assets [Line Items]
Charge related to fair value of liability			900,000
Activity related to lease liability [Abstract]
Beginning Balance	382,000	854,000	0
Initial fair value			891,000
Charges utilized	(217,000)	(548,000)	(45,000)
Additional charges to operations	193,000	76,000	8,000
Ending Balance	358,000	382,000	854,000
Less current portion	(293,000)	(303,000)
Lease liability	$ 65,000	$ 79,000

Debt (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		66 Months Ended	114 Months Ended	120 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended				12 Months Ended			12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	Dec. 31, 2012	Jun. 30, 2013	Oct. 02, 2012	Dec. 31, 2012 Call Option [Member] Ten-Year Warrants [Member]	Jun. 30, 2013 Senior Secured Convertible Notes [Member]	Dec. 31, 2012 Senior Secured Convertible Notes [Member]	Dec. 31, 2011 Senior Secured Convertible Notes [Member]	Apr. 06, 2013 Senior Secured Convertible Notes [Member]	Dec. 31, 2012 Senior Secured Convertible Notes [Member] Call Option [Member]	Dec. 31, 2012 Working Capital Note [Member]	Jun. 30, 2013 Working Capital Note [Member]	Dec. 31, 2011 Working Capital Note [Member]	Dec. 31, 2012 Working Capital Note [Member] Ten-Year Warrants [Member]	Dec. 31, 2012 Working Capital Note [Member] Five-Year Warrants [Member]	Dec. 31, 2012 Equipment and Supplemental Working Capital Notes [Member]	Dec. 31, 2011 Equipment and Supplemental Working Capital Notes [Member]	Dec. 31, 2012 Demand Note [Member]	Jun. 30, 2013 Embedded Derivative liability [Member]	Dec. 31, 2012 Embedded Derivative liability [Member]	Dec. 31, 2011 Embedded Derivative liability [Member]
Total debt outstanding [Abstract]
Total debt	$ 28,510,000		$ 28,510,000		$ 11,269,000	$ 4,987,000		$ 11,269,000	$ 28,510,000			$ 15,005,000	$ 15,005,000	$ 0			$ 3,660,000	$ 3,660,000	$ 5,000,000			$ 0	$ 126,000		$ 591,000	$ 276,000	$ 0
Unamortized debt discount	(10,054,000)		(10,054,000)		(7,672,000)	(139,000)		(7,672,000)	(10,054,000)				8,300,000
Less current portion	(3,530,000)		(3,530,000)		(1,786,000)	(2,205,000)		(1,786,000)	(3,530,000)
Total long-term debt	24,980,000		24,980,000		9,483,000	2,782,000		9,483,000	24,980,000
Principal payments maturity [Abstract]
2013					1,943,000			1,943,000
2014					1,717,000			1,717,000
2015					15,005,000			15,005,000
Long-term debt including unamortized debt discount					18,665,000			18,665,000
Less embedded derivative and unamortized debt discount					(7,396,000)			(7,396,000)
Total debt	28,510,000		28,510,000		11,269,000	4,987,000		11,269,000	28,510,000			15,005,000	15,005,000	0			3,660,000	3,660,000	5,000,000			0	126,000		591,000	276,000	0
Interest expense	1,830,000	151,000	3,257,000	325,000	2,957,000	849,000		17,846,000	21,103,000			1,000,000
Amortization of deferred financing costs					1,300,000							1,700,000		200,000
Debt issuance costs					1,500,000						800,000		700,000
Debt interest rate (in hundredths)													10.00%				13.00%		11.75%					10.00%
Debt instrument, maturity date													Oct 2, 2015				May 1, 2014
Warrants to purchase common stock (in shares)	187,718,221		187,718,221		80,250,702	1,064,616		80,250,702	187,718,221	51,100,000			51,100,000		57,438,408	20,000,000				1,138,785	569,392
Initial exercise price of warrants (in dollars per share)										$ 0.75			$ 0.75		$ 0.69	$ 0.75
Number of shares issuable at conversion (in shares)													1,333
Base principal amount considered for conversion													1,000
Accrued interest on convertible notes	375,000		375,000		373,000	0		373,000	375,000				400,000
Demand notes						1,000,000
Repayment of debt			0	1,074,000	1,466,000	8,624,000	3,245,000	32,734,000	32,734,000								4,500,000
Number of monthly payments																	24
Monthly interest payments																	40,000
Monthly interest and principal payments																	$ 400,000
Warrants expiration period																				10 years	5 years

Capital Structure (Details) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Oct. 02, 2012	Dec. 31, 2011
Capital Structure [Abstract]
Common stock, shares authorized (in shares)	750,000,000	750,000,000		750,000,000
Common stock, voting rights	Each holder of common stock is entitled to one vote for each share held.	Each holder of common stock is entitled to one vote for each share held
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase common stock (in shares)	187,718,221	80,250,702	51,100,000	1,064,616
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000		10,000,000
Preferred stock, shares issued (in shares)	0	0		0
Preferred stock, shares outstanding (in shares)	0	0		0
March 2011 Equity Financing [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock (in shares)		1,107,939
Warrants to purchase common stock (in shares)		1,046,102
Purchase price per security (in dollars per share)		28.3
Proceeds from issuance through private placement		28.9
March 2011 Equity Financing [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of purchase price entity is obligated to pay investors if registration becomes ineffective (in hundredths)	1.50%	1.50%
March 2011 Equity Financing [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of purchase price entity is obligated to pay investors if registration becomes ineffective (in hundredths)	6.00%	6.00%
Percentage of purchase price entity is obligated to pay investors upon failure to satisfy current public information requirements (in hundredths)	12.00%	12.00%

Embedded Derivative and Derivative Liability (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended		66 Months Ended	114 Months Ended	120 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended		0 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2012 Demand Note Exchange Right [Member]	Sep. 30, 2012 Demand Note Exchange Right [Member] Derivative Liability [Member]	Dec. 31, 2012 Conversion Option [Member]	Oct. 02, 2012 Conversion Option [Member] Derivative Liability [Member]	Dec. 31, 2012 Conversion Option [Member] Derivative Liability [Member]	Dec. 31, 2012 Call Option [Member]	Oct. 02, 2012 Call Option [Member] Derivative Liability [Member]	Jun. 30, 2013 Call Option [Member] Derivative Liability [Member]	Dec. 31, 2012 Call Option [Member] Derivative Liability [Member]
Derivative [Line Items]
Common stock value per share (in dollars per share)	$ 0.11		$ 0.11		$ 0.04			$ 0.04	$ 0.11
Total noncash credit due to change in fair value of embedded derivative and derivative liability	$ (4,104)	$ 0	$ (4,438)	$ 0	$ 944	$ 0	$ 0	$ 944	$ (3,494)	$ 0		$ 212			$ 732
Summary of aggregate fair values along with assumptions utilized [Abstract]
Calculated aggregate value											$ 310		$ 488	$ 276		$ 3,181	$ 0	$ 2,449
Equity volatility (in hundredths)											115.00%		115.00%	115.00%		115.00%	0.00%	115.00%
Asset volatility (in hundredths)											90.00%		90.00%	90.00%		90.00%	0.00%	90.00%
Probability of Fundamental Transaction or Major Transaction (in hundredths)											100.00%		100.00%	100.00%		100.00%	0.00%	100.00%
Weighted average risk-free interest rate (in hundredths)											0.20%		0.20%	0.30%		0.20%	0.00%	0.30%
Dividend yield (in hundredths)											0.00%		0.00%	0.00%		0.00%	0.00%	0.00%

Warrants (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Oct. 02, 2012	Dec. 31, 2011	Jun. 30, 2013 Warrants issued pursuant to March 2011 equity financing, expired in March 2016 [Member]		Jun. 30, 2013 Warrants issued pursuant to October 2012 debt financing, expired from October 2014 through October 2022 [Member]		Dec. 31, 2012 Five-Year Warrants [Member] Working Capital Note [Member]	Dec. 31, 2012 Ten-Year Warrants [Member] Working Capital Note [Member]	Jun. 30, 2013 2011 Warrants [Member]		Jun. 30, 2012 2011 Warrants [Member]	Jun. 30, 2013 2011 Warrants [Member]		Jun. 30, 2012 2011 Warrants [Member]	Dec. 31, 2012 2011 Warrants [Member]		Dec. 31, 2011 2011 Warrants [Member]		Apr. 06, 2013 2011 Warrants [Member]	Oct. 02, 2012 2012 Warrants [Member]	Jun. 30, 2013 2012 Warrants [Member]		Dec. 31, 2012 2012 Warrants [Member]		Dec. 31, 2012 Equity classified warrants [Member]	Dec. 31, 2011 Equity classified warrants [Member]	Jun. 30, 2013 Equity classified warrants [Member] Warrants issued to vendors, expired from September 2015 through December 2016 [Member]	Dec. 31, 2012 Equity classified warrants [Member] Warrants issued to vendors, expired from September 2015 through December 2016 [Member]	Dec. 31, 2011 Equity classified warrants [Member] Warrants issued to vendors, expired from September 2015 through December 2016 [Member]	Dec. 31, 2012 Equity classified warrants [Member] Warrants issued pursuant to refinancing of Working Capital Note, expired in March 2016 [Member]	Jun. 30, 2013 Equity classified warrants [Member] Warrants issued pursuant to refinancing of Working Capital Note, expired in March 2016 [Member]	Dec. 31, 2011 Equity classified warrants [Member] Warrants issued pursuant to refinancing of Working Capital Note, expired in March 2016 [Member]	Dec. 31, 2012 Equity classified warrants [Member] Warrants issued to lenders, expired from August 2013 through December 2016 [Member]	Dec. 31, 2011 Equity classified warrants [Member] Warrants issued to lenders, expired from August 2013 through December 2016 [Member]	Dec. 31, 2012 Equity classified warrants [Member] Warrants issued to lenders, expired from October 2015 through September 2019 [Member]	Dec. 31, 2011 Equity classified warrants [Member] Warrants issued to lenders, expired from October 2015 through September 2019 [Member]	Dec. 31, 2012 Liability classified warrants [Member]	Jun. 30, 2013 Liability classified warrants [Member]	Dec. 31, 2011 Liability classified warrants [Member]	Dec. 31, 2012 Liability classified warrants [Member] Condition 1 [Member]	Dec. 31, 2012 Liability classified warrants [Member] Condition 2 [Member]	Dec. 31, 2012 Liability classified warrants [Member] Condition 3 [Member]	Dec. 31, 2012 Liability classified warrants [Member] Warrants issued pursuant to March 2011 equity financing, expired in March 2016 [Member]		Jun. 30, 2013 Liability classified warrants [Member] Warrants issued pursuant to March 2011 equity financing, expired in March 2016 [Member]	Apr. 06, 2013 Liability classified warrants [Member] Warrants issued pursuant to March 2011 equity financing, expired in March 2016 [Member]	Dec. 31, 2011 Liability classified warrants [Member] Warrants issued pursuant to March 2011 equity financing, expired in March 2016 [Member]		Dec. 31, 2012 Liability classified warrants [Member] Warrants issued pursuant to October 2012 debt financing, expired from October 2014 through October 2022 [Member]	Jun. 30, 2013 Liability classified warrants [Member] Warrants issued pursuant to October 2012 debt financing, expired from October 2014 through October 2022 [Member]	Dec. 31, 2011 Liability classified warrants [Member] Warrants issued pursuant to October 2012 debt financing, expired from October 2014 through October 2022 [Member]	Dec. 31, 2012 Liability classified warrants [Member] 2011 Warrants [Member]	Dec. 31, 2011 Liability classified warrants [Member] 2011 Warrants [Member]	Mar. 31, 2011 Liability classified warrants [Member] 2011 Warrants [Member]	Dec. 31, 2012 Liability classified warrants [Member] 2012 Warrants [Member]	Apr. 06, 2013 Liability classified warrants [Member] 2012 Warrants [Member]	Dec. 31, 2012 Liability classified warrants [Member] 2012 Warrants [Member] Five-Year Warrants [Member]	Dec. 31, 2012 Liability classified warrants [Member] 2012 Warrants [Member] Ten-Year Warrants [Member]	Dec. 31, 2012 Liability classified warrants [Member] 2012 Warrants [Member] Two-Year Warrants [Member]
Outstanding warrants to purchase common stock [Abstract]
Shares Exercisable (in shares)	187,718,221	80,250,702	51,100,000	1,064,616					569,392	1,138,785																	18,514	18,514	18,514	389	389	7,068	18,514	7,068	6,449	6,449	4,608	4,608	80,232,188	187,699,707	1,046,102				27,388,851		27,218,851		1,046,102	[1]	52,843,337	57,438,408	0	27,388,851		1,046,102		57,438,408	16,672,145	33,344,293	1,118,722
Exercise price (in dollars per share)			$ 0.75		$ 1.01	[2]	$ 0.69	[3]													$ 1.01									$ 23.2		$ 28.8			$ 234.4		$ 263.9								$ 1.1	[1]		$ 1.01	$ 28.8		$ 0.75			$ 1.1	$ 28.8		$ 0.75	$ 0.69
Expiration					March 1, 2016		October 2014 through October 2022																						August 2013 through September 2019	September 2015 through December 2016		March 2016			August 2013 through December 2016		October 2015 through September 2019								March 2016	[1]					October 2014 through October 2022
Fair value of warrants grants (in dollars per share)																											$ 14.9
Closing price per share of common stock (in dollars per share)	$ 0.11	$ 0.04									$ 0.01			$ 0.01			$ 0.04										$ 27.4																											$ 0.05			$ 0.04
Volatility rate (in hundredths)																											64.96%
Expected term																											5 years
Risk free interest rate (in hundredths)														0.30%			0.30%		0.70%			0.20%	0.30%		0.30%		2.00%
Dividend yield (in hundredths)														0.00%			0.00%		0.00%			0.00%	0.00%		0.00%		0.00%
Number of holders with whom entity executed exchange agreement																																																						2
Warrants expiration period									5 years	10 years																																																	5 years	10 years	2 years
Number of days to determine volatility																																							30 days
Number of days used to determine volatility by taking arithmetic average																																										10 days	30 days	50 days
Non-operating income											$ 700,000		$ 1,200,000	$ 900,000		$ 700,000																																						$ 100,000	$ 14,400,000		$ 1,300,000
Warrants fair value																	2,400,000								3,800,000
Fair value [Abstract]
Calculated aggregate value											1,451,000			1,451,000			2,378,000		2,511,000			4,944,000	6,512,000		3,800,000
Exercise price per share of warrant (in dollars per share)											$ 1.01			$ 1.01			$ 1.1		$ 28.8	[4]		$ 0.75	$ 0.69		$ 0.75
Closing price per share of common stock (in dollars per share)	$ 0.11	$ 0.04									$ 0.01			$ 0.01			$ 0.04										$ 27.4																											$ 0.05			$ 0.04
Equity volatility (in hundredths)														120.00%			115.00%		93.80%			115.00%	120.00%		115.00%
Asset volatility (in hundredths)														90.00%			90.00%					90.00%	90.30%		90.00%
Probability of Fundamental Transaction (in hundredths)														100.00%			100.00%		100.00%			100.00%	100.00%		100.00%
Weighted average risk-free interest rate (in hundredths)														0.30%			0.30%		0.70%			0.20%	0.30%		0.30%		2.00%
Dividend yield (in hundredths)														0.00%			0.00%		0.00%			0.00%	0.00%		0.00%		0.00%
Net cash settlement value [Abstract]
Calculated aggregate value											$ 8,313,000	[5]		$ 8,313,000	[5]		$ 16,525,000	[6]					$ 25,007,000	[7]	$ 39,900,000	[6]
Exercise price per share of warrant (in dollars per share)											$ 1.01			$ 1.01			$ 1.1	[4]					$ 0.69		$ 0.75
Closing price per share of common stock (in dollars per share)											$ 0.31			$ 0.31			$ 0.99						$ 0.44	[8]	$ 0.99	[9]
Equity volatility (in hundredths)											322.00%	[10]		322.00%	[10]		100.00%	[11]					288.70%	[12]	76.00%	[13]
Expected term (years)											2 years 8 months 12 days			2 years 8 months 12 days									7 years 6 months		4 years 2 months 12 days
Weighted average risk-free interest rate (in hundredths)											0.70%			0.70%			0.40%						2.10%		0.60%
Dividend yield (in hundredths)																	0.00%						0.00%		0.00%
Period of volume weighted average price used to calculate net cash settlement value																									5 days

[1]	Prior to the 2012 Financing, the holders of 2011 Warrants had the right in the aggregate to purchase 1,046,102 shares of common stock at an exercise price of $28.80 per share. Following execution by the holders of the Exchange Agreements and receipt of the Amended and Restated 2011 Warrants, such holders had the right in the aggregate to purchase 27,388,851 shares of common stock at an exercise price of $1.10.
[2]	Effective April 6, 2013, the 2011 Warrants have been adjusted downward by 8.0% from $1.10 to $1.01. The effectiveness of the Registration Statement on March 28, 2013 triggered an adjustment of the exercise price of the 2011 Warrants. ��Exercise price at December 31, 2012 was $1.10.
[3]	On April 6, 2013 the exercise price of the warrants issued in connection with the 2012 Financing were adjusted from $0.75 to $0.69, and the number of shares issuable upon exercise of the Warrants was increased to 57,438,408 shares. ��The effectiveness of the Registration Statement on March 28, 2013 triggered an adjustment of the exercise price of the 2012 Warrants and increased the number of warrants. ��The exercise price at December 31, 2012 was $0.75.
[4]	Prior to the 2012 Financing, the holders of 2011 Warrants had the right in the aggregate to purchase 1,046,102 shares of common stock at an exercise price of $28.80 per share. Following execution by the holders of the Exchange Agreements and receipt of the Amended and Restated 2011 Warrants, such holders had the right in the aggregate to purchase 27,388,851 shares of common stock at an exercise price of $1.10
[5]	Represents the net cash settlement value of the warrant as of June 30, 2013, which value was calculated utilizing the Black-Scholes model specified in the warrant agreement.
[6]	Represents the net cash settlement value of the warrant as of December 31, 2012, which value was calculated utilizing the Black-Scholes model specified in the warrant.
[7]	Represents the net cash settlement value of the warrant as of June 30, 2013, which value was calculated utilizing the Black-Scholes model defined in the 2012 Warrant Agreement.
[8]	Represents the five-day Tengion stock VWAP used to calculate the net cash settlement value as of June 30, 2013.
[9]	Represents the 5 day Tengion stock VWAP used to calculate the net cash settlement value as of December 31, 2012.
[10]	Represents the volatility assumption used to calculate the net cash settlement value as of June 30, 2013 based on the terms of the warrant agreement.
[11]	Represents the volatility assumption used to calculate the net cash settlement value as of December 31, 2012 based on the terms of the 2011 warrant agreement.
[12]	Represents the volatility assumption used to calculate the net cash settlement value as of June 30, 2013, defined in the 2012 Warrant Agreement.
[13]	Represents the volatility assumption used to calculate the net cash settlement value as of December 31, 2012.

Stock-based Compensation (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share based compensation plans			2		2
Number of shares available for future grants (in shares)	153,707		153,707		46,652
Employee [Member]
Weighted-average assumptions [Abstract]
Volatility (in hundredths)					84.00%	79.00%
Expected term					6 years	5 years 6 months
Risk free interest rate (in hundredths)					1.10%	1.40%
Dividend yield (in hundredths)					0.00%	0.00%
Non-employee consultants [Member]
Weighted-average assumptions [Abstract]
Volatility (in hundredths)						89.00%
Expected term						5 years
Risk free interest rate (in hundredths)						0.80%
Dividend yield (in hundredths)						0.00%
Stock Options [Member]
Number of shares [Abstract]
Outstanding (in shares)			234,465	174,872	174,872	137,896
Granted (in shares)			0		87,184	130,569
Exercised (in shares)			0		(2,432)	(18,735)
Forfeited (in shares)			2,419		(25,159)	(74,858)
Outstanding (in shares)	232,046		232,046		234,465	174,872
Vested and expected to vest at December 31, 2012 (in shares)	218,891		218,891		218,118
Exercisable at December 31, 2012 (in shares)	110,241		110,241		71,442
Weighted-average exercise price [Abstract]
Outstanding (in dollars per share)			$ 12.37	$ 16.76	$ 16.76	$ 24.88
Granted (in dollars per share)			$ 0		$ 5.66	$ 11.34
Exercised (in dollars per share)			$ 0		$ 4.4	$ 4.4
Forfeited (in dollars per share)			$ 16.04		$ 20.45	$ 25.36
Outstanding (in dollars per share)	$ 12.33		$ 12.33		$ 12.37	$ 16.76
Vested and expected to vest at December 31, 2012 (in dollars per share)	$ 12.55		$ 12.55		$ 12.69
Exercisable at December 31, 2012 (in dollars per share)	$ 16.78		$ 16.78		$ 21.45
Weighted-average remaining contractual term [Abstract]
Outstanding			8 years		8 years 6 months
Vested and expected to vest at December 31, 2011			8 years		8 years 4 months 24 days
Exercisable at December 31, 2011			7 years 7 months 6 days		7 years 7 months 6 days
Aggregate intrinsic value [Abstract]
Outstanding	$ 0		$ 0		$ 0
Vested and expected to vest at December 31, 2012	0		0		0
Exercisable at December 31, 2012	0		0		0
Stock options issued for purchase of common stock (in shares)			0		87,184	130,569
Stock Options [Member] | Employee [Member]
Aggregate intrinsic value [Abstract]
Fair value of options (in dollars per share)					$ 5.66	$ 6.1
Weighted-average assumptions [Abstract]
Unrecognized compensation expense					700,000
Stock Options [Member] | Non-employee consultants [Member]
Number of shares [Abstract]
Granted (in shares)						1,000
Aggregate intrinsic value [Abstract]
Stock options issued for purchase of common stock (in shares)						1,000
Fair value of options (in dollars per share)						$ 2.9
Weighted-average assumptions [Abstract]
Stock-based compensation expense					1,000	9,000
Unrecognized compensation expense					0
Stock Options [Member] | Non-Employee Director [Member]
Weighted-average assumptions [Abstract]
Unrecognized compensation expense					0
Stock Options [Member] | Employee And Non Employee Director [Member]
Number of shares [Abstract]
Granted (in shares)					87,184	129,569
Aggregate intrinsic value [Abstract]
Stock options issued for purchase of common stock (in shares)					87,184	129,569
Weighted-average assumptions [Abstract]
Stock-based compensation expense	100,000	100,000	200,000	200,000	400,000	700,000
Unrecognized compensation expense	600,000		600,000
Weighted average period for recognizing compensation expense			2 years 3 months 18 days
Restricted Stock [Member]
Weighted-average assumptions [Abstract]
Stock-based compensation expense	36,000	34,000	81,000	83,000	200,000	100,000
Weighted average period for recognizing compensation expense			2 years 6 months		2 years 10 months 24 days
Number of shares [Abstract]
Nonvested (in shares)			74,372	13,988	13,988	0
Granted (in shares)			0		67,863	31,096
Vested (in shares)			19,221		(5,047)	(2,167)
Forfeited (in shares)			212		(2,432)	(14,941)
Nonvested (in shares)	54,939		54,939		74,372	13,988
Weighted-average grant date fair value [Abstract]
Nonvested (in dollars per share)			$ 7.81	$ 24.2	$ 24.2	$ 0
Granted (in dollars per share)			$ 0		$ 6	$ 24.2
Vested (in dollars per share)			$ 8.35		$ 24.2	$ 24.2
Forfeited (in dollars per share)			$ 15.81		$ 17.36	$ 24.2
Nonvested (in dollars per share)	$ 7.6		$ 7.6		$ 7.81	$ 24.2
Unrecognized compensation expense related to restricted stock awards	$ 300,000		$ 300,000		$ 400,000
2004 Stock Option Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards granted under plan vesting period			4 years		4 years
2004 Stock Option Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards granted under plan vesting period			10 years		10 years
2010 Stock Incentive and Option Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards granted under plan vesting period					4 years
2010 Stock Incentive and Option Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards granted under plan vesting period					10 years

Commitments and Contingencies (Details) (USD $)	3 Months Ended			6 Months Ended			12 Months Ended			114 Months Ended	120 Months Ended			12 Months Ended				114 Months Ended	12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012	Jun. 30, 2013		Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013	Oct. 02, 2012	Dec. 31, 2010	Dec. 31, 2012 Children's Medical Center Corporation (CMCC) [Member]	Dec. 31, 2011 Children's Medical Center Corporation (CMCC) [Member]	Dec. 31, 2006 Children's Medical Center Corporation (CMCC) [Member]	Dec. 31, 2003 Children's Medical Center Corporation (CMCC) [Member]	Dec. 31, 2012 Children's Medical Center Corporation (CMCC) [Member]	Dec. 31, 2012 Wake Forest University Health Sciences (WFUHS) [Member]	Dec. 31, 2007 Wake Forest University Health Sciences (WFUHS) [Member]
Leases and Letters of Credit [Abstract]
Rent expenses under operating lease	$ 9,000		$ 37,000	$ 81,000		$ 87,000	$ 200,000		$ 700,000
Summarizes future minimum lease payments [Abstract]
2013	519,000			519,000			947,000			947,000	519,000
2014	1,055,000			1,055,000			1,055,000			1,055,000	1,055,000
2015	1,079,000			1,079,000			1,079,000			1,079,000	1,079,000
2016	278,000			278,000			278,000			278,000	278,000
Total minimum lease payments	2,931,000	[1]		2,931,000	[1]		3,359,000	[2]		3,359,000 [2]	2,931,000 [1]
Security and restoration deposits									2,200,000				1,700,000
Security deposit									1,000,000
Remaining security deposit obligation									1,200,000
Additional security deposit							1,200,000
Number of years for which lease is to be renewed							5 years
Extended lease term							Oct 31, 2016
Payments for rent									200,000
License and Research Agreements [Abstract]
Initial license fee																	200,000
Patent costs recorded as general and administrative expense	1,445,000		1,438,000	3,295,000		2,819,000	5,496,000		7,191,000	47,389,000	50,684,000			100,000	200,000			2,400,000
Number of development milestones achieved																2
Research and development	2,480,000		2,789,000	4,660,000		5,483,000	10,103,000		13,293,000	127,960,000	132,620,000					400,000
Number of subfields for specified aggregate payments																4
Aggregate milestones payments to be paid based on condition																6,900,000
Sales milestone payment based on specified condition																$ 2,000,000
Warrants to purchase common stock (in shares)	187,718,221			187,718,221			80,250,702		1,064,616	80,250,702	187,718,221	51,100,000								320
Exercise price (in dollars per share)												$ 0.75								$ 23.2
Period after which license maintenance fees required to be paid																			2 years
Period for which royalty is to be paid after first sale																			15 years
Maximum period for payment of royalty after expiration of product																			7 years

[1]	The future minimum lease payments above do not include the impact of any potential sublease income discussed in Note 8 related to the Company's lease liability.
[2]	The future minimum lease payments above do not include the impact of any potential sublease income discussed in Note 9 related to the Company's lease liability.

Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Percent of pre-tax income [Abstract]
U.S. federal statutory income tax rate (in hundredths)	(34.00%)	(34.00%)
State taxes, net of federal benefit (in hundredths)	(460.00%)	(7.20%)
Interest expense -revaluation of warrants (in hundredths)	(240.00%)	(25.50%)
Other (in hundredths)	1.40%	0.80%
Valuation allowance (in hundredths)	39.60%	65.90%
Effective income tax expense rate (in hundredths)	0.00%	0.00%
Deferred tax assets [Abstract]
Net operating loss carryforwards	$ 61,522,000	$ 56,702,000
Research and development credits	5,636,000	5,241,000
Depreciation and amortization	5,040,000	5,198,000
Capitalized start-up costs	16,453,000	14,703,000
Other temporary differences	1,340,000	2,384,000
Gross deferred tax asset	89,991,000	84,228,000
Deferred tax assets valuation allowance	(89,991,000)	(84,228,000)
Total deferred tax assets	0	0
Increase in valuation allowance	5,800,000	13,300,000
Deferred tax asset related to domestic net operating loss carryforwards	8,300,000
Capitalized start-up cost	42,700,000	35,700,000
Amortization period for capitalized start up costs	15 years
Carryforwards of net operating losses and tax credits [Abstract]
Carryforwards of net operating losses, expiration dates	2024 to 2032
Research and development credits	5,636,000
Federal Net Operating Losses [Member]
Carryforwards of net operating losses and tax credits [Abstract]
Carryforwards of net operating losses	150,936,000
Carryforwards of net operating losses, expiration dates	2023 to 2032
State Net Operating Losses [Member]
Carryforwards of net operating losses and tax credits [Abstract]
Carryforwards of net operating losses	$ 167,352,000
Carryforwards of net operating losses, expiration dates	2019 to 2032

Subsequent Events (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		114 Months Ended	120 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013	Oct. 02, 2012
Subsequent Event [Line Items]
Aggregate amount of interest payments	$ 1,830,000	$ 151,000	$ 3,257,000	$ 325,000	$ 2,957,000	$ 849,000	$ 17,846,000	$ 21,103,000
Exercise price (in dollars per share)									$ 0.75
Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate amount of interest payments					500,000
Interest rate (in hundredths)					10.00%		10.00%
Number of days following the issuance of convertible notes and warrants					150 days
Number of calendar days following day on convertible notes and warrants					180 days
Maximum percentage of holding on number of outstanding shares (in hundredths)					9.99%		9.99%
Number of extend period on interest payment					1 day
Exercise price (in dollars per share)					$ 0.75		$ 0.75
Proceeds from exercise of warrants					$ 30,000,000